As filed with the Securities and Exchange Commission on May 3, 2004

Registration Nos. 333-72632

811-05166

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 6

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 87

(Check appropriate box or boxes.)

MONY America Variable Account A

(Exact Name of Registrant)

MONY LIFE INSURANCE COMPANY

OF AMERICA

(Name of Depositor)

1740 Broadway

New York, New York 10019

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (212) 708-2000

David S. Waldman, Esq.

Vice President—Chief Operations Counsel

MONY Life Insurance Company

1740 Broadway

New York, New York 10019

(Name and Address of Agent for Service)

Approximate date of proposed public offering:    It is proposed that this filing will become effective: (check appropriate box)

☐  immediately upon filing pursuant to paragraph (b) of Rule 485.

☒  on May 3, 2004 pursuant to paragraph (b) of Rule 485.

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐  on                      pursuant to paragraph (a)(1) of Rule 485.

☐  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐  on              pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective               amendment.

TITLE OF SECURITIES BEING REGISTERED:    Individual Flexible Payment Variable Annuity Contracts

Prospectus

Dated May 3, 2004

Individual Flexible Payment Variable Annuity Contract

Issued By

MONY America Variable Account A

MONY Life Insurance Company of America

MONY Life Insurance Company of America (the “Company”) issues the flexible payment variable annuity contract described in this prospectus. Among the contract’s many terms are:

Allocation of Purchase Payments and Fund Value

•	You can tell us what to do with your purchase payments. You can also tell us what to do with the fund value your contract may create for you resulting from those purchase payments.

•	You can tell us to place them into a separate account. That separate account is called MONY America Variable Account A.

•	If you do, you can also tell us to place your purchase payments and fund values into any of the 49 different subaccounts. Both the value of your contract before annuitization and the amount of income afterward will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of The Alger American Fund, Enterprise Accumulation Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS® Variable Insurance TrustSM, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, AIM Variable Insurance Funds, Dreyfus Investment Portfolios, Franklin Templeton Variable Insurance Products Trust, Oppenheimer Variable Account Funds, ProFunds and The Universal Institutional Funds, Inc. (the “Funds”).

•	AIM Variable Insurance Funds—Series I Shares

•	AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund

•	INVESCO VIF—Financial Services Fund, INVESCO VIF—Health Sciences Fund, INVESCO VIF—Technology Fund

•	The Alger American Fund—Class 0 Shares

•	Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio

•	Dreyfus Investment Portfolios—Service Shares

•	Small Cap Stock Index Portfolio

•	Enterprise Accumulation Trust

•	Equity Income Portfolio, Global Socially Responsive Portfolio, Growth Portfolio, Growth and Income Portfolio, Managed Portfolio, Multi-Cap Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Total Return Portfolio, Deep Value Portfolio, Mergers and Acquisitions Portfolio, Short Duration Bond Portfolio

•	Franklin Templeton Variable Insurance Products Trust—Class 2

•	Franklin Income Securities Fund, Franklin Rising Dividends Securities Fund, Franklin Zero Coupon Fund 2010

•	Janus Aspen Series—Service Shares

•	Capital Appreciation Portfolio, Flexible Income Portfolio, International Growth Portfolio

•	Lord Abbett Series Fund—Class VC

•	Bond-Debenture Portfolio, Growth and Income Portfolio, Mid-Cap Value Portfolio

•	MFS® Variable Insurance TrustSM—Initial Class

•	MFS® Mid Cap Growth Series, MFS® New Discovery Series, MFS® Total Return Series, MFS® Utilities Series

•	MONY Series Fund, Inc.

•	Government Securities Portfolio, Long Term Bond Portfolio, Money Market Portfolio

•	Oppenheimer Variable Account Funds—Service Class

•	Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street® Fund/VA

•	PBHG Insurance Series Fund

•	PBHG Mid-Cap Portfolio, PBHG Select Value Portfolio

•	PIMCO Variable Insurance Trust—Administrative Class

•	Global Bond Portfolio (Unhedged), Real Return Portfolio, StocksPLUS Growth and Income Portfolio

•	ProFunds—Investor Shares

•	ProFund VP Bear, ProFund VP UltraBull, ProFund VP Rising Rates Opportunity

•	The Universal Institutional Funds, Inc.—Share Class I

•	Emerging Markets Equity Portfolio, Global Value Equity Portfolio, U.S. Real Estate Portfolio

Not all of these portfolios may be available in all states or all markets.

•	You can tell us to place some or all of your purchase payments and fund values into our Guaranteed Interest Account with Market Value Adjustment. We credit a guaranteed annual rate of interest on amounts allocated to the Guaranteed Interest Account. However, we may assess a market value adjustment on most full and partial surrenders or transfers from the Guaranteed Interest Account with Market Value Adjustment. Our account will pay you a guaranteed interest rate annually, and we will guarantee that those purchase payments and fund values will not lose any value, so long as you leave the purchase payments and fund values in the Guaranteed Interest Account. Purchase payments and fund values you place into the Guaranteed Interest Account with Market Value Adjustment become part of our assets.

Living Benefits

•	Annuity Benefits

•	This contract is designed to pay to you the fund value in periodic installments.

•	Fund Value Benefits

•	You may ask for some or all of the contract’s fund value at any time. If you do, we may deduct a surrender charge.

•	Loans

•	You may borrow up to 50% of the fund value of the contract if you are a qualified retirement plan. You will have to pay interest to us on the amount borrowed.

Death Benefit

•	We will pay a death benefit to your beneficiary upon the death of the person you name as annuitant before the annuity starting date.

Fees and Charges

•	The contract allows us to deduct certain charges from the fund value. These charges are detailed in this prospectus.

For Contract Owner inquiries, write or call our Operations Center:

MONY Life Insurance Company of America

Policyholder Services

One MONY Plaza

P.O. Box 4720

Syracuse, New York 13221

1-800-487-6669

Statement of Additional Information

A Statement of Additional Information dated May 3, 2004 containing additional information about the Contract is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request to the address shown on the request form on the last page of this prospectus or by telephoning 1-800-487-6669 or, by accessing the SEC’s website at http://www.sec.gov. The Table of Contents of the Statement of Additional Information can be found on the last page of this prospectus.

Your investment in the contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This prospectus is not an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction where such may not be lawfully made.

The Securities and Exchange Commission has not approved or disapproved of this contract or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a Federal crime. This prospectus contains basic information that you should know before investing. Please see applicable fund prospectuses for AIM Variable Insurance Funds, The Alger American Fund, Enterprise Accumulation Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS® Variable Insurance TrustSM, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., Dreyfus Investment Portfolios, Franklin Templeton Variable Insurance Products Trust, Oppenheimer Variable Account Funds, ProFunds and Guaranteed Interest Account with Market Value Adjustment. You should read these prospectuses carefully and keep them for future reference.

MONY Life Insurance Company of America

1740 Broadway, New York, New York 10019

1-800-487-6669

i

ii

Summary of the Contract

This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your contract. This summary and the entire prospectus will describe the part of the contract involving MONY America Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account with Market Value Adjustment and the portfolios offered by AIM Variable Insurance Funds, The Alger American Fund, Enterprise Accumulation Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS® Variable Insurance TrustSM, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., Dreyfus Investment Portfolios, Franklin Templeton Variable Insurance Products Trust, Oppenheimer Variable Account Funds and ProFunds. See applicable fund prospectuses for more detailed information about the portfolios offered by the Funds. More detailed information about the Guaranteed Interest Account with Market Value Adjustment is contained in the prospectus attached to this prospectus and in your contract.

Definitions

This prospectus contains some specialized terms. We have defined specialized terms on the page where they first appear. The definitions will appear on the page in a box like this one.

Purpose of the Contract

The Contract is an Individual Flexible Payment Variable Annuity Contract (the “Contract” or “Contracts”).

The Contract is designed to allow an owner to make purchase payments to the Company under the Contract. Those purchase payments are allocated at the owner’s choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment. Those purchase payments can accumulate for a period of time and create fund value for the owner. The owner can choose the length of time that such purchase payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon those accumulated fund value.

An owner may use the Contract’s design to accumulate fund value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the “Qualified Plans”) may qualify for federal income tax advantages available under Sections 401, 403 (other than Section 403(b)), 408, 408A and 457 of the Internal Revenue Code (the “Code”).

Qualified Plans — Retirement plans that receive favorable tax treatment under Section 401, 403, 408 or 457 of the Internal Revenue Code.

Qualified Contracts — Contracts issued under Qualified Plans.

Non-Qualified Plans — Retirement Plans that do not receive favorable tax treatment under Sections 401, 403, 408, or 457 of the Internal Revenue Code.

Non-Qualified Contracts — Contracts issued under Non-Qualified Plans.

The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund values before the owner begins to receive annuity benefits. This payment may result in the imposition of a surrender charge and a market value adjustment. The market value adjustment will not apply to Contracts issued in certain states. These payments also may be subject to a contract charge and/or income or other taxes.

Purchase Payments and Fund Value

The purchase payments you make for the Contract are received by the Company. Currently those purchase payments are not subject to taxes imposed by the United States Government or any state or local government.

You may allocate your purchase payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account with Market Value Adjustment. The purchase payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the purchase payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the purchase payments you make will not lose value.

Purchase payments you allocate to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5%.

MONY America Variable Account A

MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the “Company”). MONY America Variable Account A’s assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

The subaccounts of MONY America Variable Account A invest in shares of the Funds at their net asset value. (See “The Funds”). Owners bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.

Fund — Any open-end management investment company or unit investment trust in which a subaccount invests.

Owner — The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Owner. A collateral assignee is not the Owner.

Purchase Payment — An amount paid to the Company by the Owner or on the Owner’s behalf as consideration for the benefits provided by the Contract.

Net Purchase Payment — Purchase Payment amount after deduction of any applicable taxes.

Guaranteed Interest Account with Market Value Adjustment

The Guaranteed Interest Account with Market Value Adjustment is part of the Company’s general account (“General Account”). It consists of all the Company’s assets other than assets allocated to separate investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at rates guaranteed by the Company for specified periods. (See “Guaranteed Interest Account with Market Value Adjustment”.)

Market Value Adjustment

A market value adjustment will be imposed on transfers or surrenders (partial or full) from the Guaranteed Interest Account with Market Value Adjustment in most states. A market value adjustment will not be imposed on contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington; however, restrictions on transfers apply in these States. The adjustment can be either a positive or negative adjustment. No adjustment is made for the amount withdrawn or transferred within 30 days before the end of the accumulation period, nor to benefits paid as a result of the death of the Annuitant. The Guaranteed Interest Account with Market Value Adjustment is described in a separate prospectus which accompanies this prospectus.

Fund Value — The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account, and the Loan Account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), the Guaranteed Interest Account, and the Loan Account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, the Guaranteed Interest Account or the Loan Account, as the context requires.

Business Day — Each day that the New York Stock Exchange is open for regular trading. A Business Day ends at 4:00 p.m. Eastern Time.

Benefit Option Packages

There are three benefit option packages available under the Contract. The three benefit option packages may not be available in all states. There are two benefit option packages available under Contracts issued in the state of Washington—see Appendix A for a table summarizing the benefit option packages. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.

	Option 1	Option 2	Option 3

Mortality and Expense Risk Charge	Current annual rate—1.20% Maximum annual rate—1.40%	Current annual rate—1.70% Maximum annual rate—1.95%	Current annual rate—2.35% Maximum annual rate—2.80%

Death Benefit on Death of Annuitant	The greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant’s death is received by the Company.	The greatest of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant’s death is received by the Company.	The greatest of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant’s death is received by the Company.
	or (2) The Purchase Payments paid, reduced proportionately by each partial surrender, any surrender charges, any outstanding debt, and plus or minus any market value adjustment.*	or (2) The Purchase Payments paid, reduced proportionately by each partial surrender, any surrender charges, any outstanding debt, and plus or minus any market value adjustment.*	or (2) The Purchase Payments paid, reduced proportionately by each partial surrender, any surrender charges, any outstanding debt, and plus or minus any market value adjustment.*
		or (3) Step Up Value (See “Death Benefit”)	or (3) Step Up Value (See “Death Benefit”) or (4) Roll Up Value (See “Death Benefit”)

Earnings Increase Amount Added to Death Benefit	Not Available

The amount of the Earnings Increase depends upon the age of the Annuitant on the Contract’s Effective Date.

If the Annuitant was age 69 or younger on the Contract’s Effective Date, the Earnings Increase Amount is equal to 40% of the lesser of:

(1) Net Purchase Payments; or (2) Fund Value minus Purchase Payments.**

If the Annuitant was age 70 or older on the Contract’s Effective Date, the Earnings Increase Amount is equal to 25% of the lesser of:

(1) Net Purchase Payments; or (2) Fund Value minus Purchase Payments.**

The amount of the Earnings Increase depends upon the age of the Annuitant on the Contract’s Effective Date.

If the Annuitant was age 69 or younger on the Contract’s Effective Date, the Earnings Increase Amount is equal to 40% of the lesser of:

(1) Net Purchase Payments; or (2) Fund Value minus Purchase Payments.**

If the Annuitant was age 70 or older on the Contract’s Effective Date, the Earnings Increase Amount is equal to 25% of the lesser of:

(1) Net Purchase Payments; or (2) Fund Value minus Purchase Payments.**

	Option 1	Option 2	Option 3

Guaranteed Minimum Annuity Payments	Not Available	Not Available	If certain conditions are met,
the Guaranteed Annuitization
Value may be used to provide
guaranteed minimum annuity
payments that are greater than
annuity payments that would
be provided by the Contract’s
Fund Value or Cash Value, as
applicable.

Minimum Initial Purchase Payment	Qualified Contracts—The minimum purchase payment for qualified plans is the same for all three options. See “Detailed Information about the Policy”. Non-Qualified Contracts—$5,000	Qualified Contracts— The minimum purchase payment for qualified plans is the same for all three options. See “Detailed Information about the Policy”. Non-Qualified Contracts— $10,000	Qualified Contracts—The minimum purchase payment for qualified plans is the same for all three options. See “Detailed Information about the Policy”. Non-Qualified Contracts— $10,000

Issue Age	Qualified Contracts—0-85 Non-Qualified Contracts— 0-85	Qualified Contracts—0-79 Non-Qualified Contracts — 0-79	Qualified Contracts—0-79 Non-Qualified Contracts— 0-79

Annual Contract Charge	Current charge is $30. The annual contract charge may be increased to a maximum of $50 ($30 in certain states) on 30 days written notice.	Current charge is $0. The annual contract charge may be increased to a maximum of $50 ($30 in certain states) on 30 days written notice.	Current charge is $0. The annual contract charge may be increased to a maximum of $50 ($30 in certain states) on 30 days written notice.

*	In the calculations of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge and any market value adjustment divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. Depending on your state, for Contracts purchased prior to July 22, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant’s death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their surrender charges minus any outstanding debt, and plus or minus any market value adjustment.
**	The payments and values described in (1) and (2) do not include Purchase Payments made during the 12-month period immediately prior to the date due proof of death is received by the Company and reflect any partial surrenders made including any applicable market value adjustment and surrender charge, and less any outstanding debt.

Minimum Purchase Payments

The minimum purchase payment for individuals varies depending upon the purchaser of the contract, the method of paying the purchase payments and the benefit option package selected. See “Payment and Allocation of Purchase Payments”.

Additional purchase payments may be made at any time.

Transfer of Fund Values

You may transfer fund value among the subaccounts and to or from the Guaranteed Interest Account with Market Value Adjustment. Transfers from the Guaranteed Interest Account with Market Value Adjustment may be subject to a market value adjustment for contracts issued in certain states. Transfers may be made by telephone, facsimile or via the web if the proper form or the telephone/facsimile/web authorization on a Contract application has been completed, signed, and received by the Company at its Operations Center. Transfers by telephone, facsimile or via the web are subject to the Company’s rules and conditions for such privilege. See “Transfers”.

Loans

If your contract permits, you may borrow up to 50% of your Contract’s Fund Value from the Company. Your contract will be the only security required for the loan. Contracts issued to Qualified Plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company’s General Account.

We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due plus any accrued interest will be added to the outstanding debt.

Surrenders

You may surrender all or part of the Contract at any time and receive its cash value while the annuitant is alive prior to the annuity starting date. We may impose a surrender charge and market value adjustment (if applicable). A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge and any market value adjustment, if applicable) reduced Fund Value. The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59 1/2 at the time of surrender. (See “Federal Tax Status”.)

Charges and Deductions

The Contract provides for the deduction of various charges and expenses from the fund value of the Contract.

We pay compensation to brokers-dealers who sell the Contracts. For a discussion of this compensation, see “Distribution of the Contracts”.

Right to Return Contract Provision

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the Right to Return Contract Period (usually within ten days from the day you receive it). You will receive a refund of the greater of Fund Value or the purchase payments received by the Company, less any partial surrenders you make. During the Right to Return Contract period, purchase payments will be retained in the Company’s General Account and will earn interest at a rate not less than 3.50% per year.

Death Benefit

If the Annuitant (and the Secondary Annuitant, if any) dies before the annuity starting date, the Company will pay a death benefit to the Beneficiary. The death benefit will depend upon the benefit option package in effect on the date the Annuitant dies. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See “Death Benefit”.)

Annuitant — The person upon whose continuation of life any annuity payment depends.

Secondary Annuitant — The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

Beneficiary — The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.

MONY LIFE INSURANCE COMPANY OF AMERICA

MONY AMERICA VARIABLE ACCOUNT A

Table of Fees*

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer fund value between investment options or, for Qualified Contracts only, take a loan. State premium taxes may also be deducted.

Contractowner Transaction Expenses:

Maximum Deferred Sales Load (Surrender Charge) (as a percentage of Fund Value surrendered)	7%[1]

Loan Interest Spread (effective annual rate)	2.50%[2]

Maximum Transfer Charge	$25[3]

The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.

Maximum Annual Contract Charge	$50[4]

Separate Account Annual Expenses:
Option 1

Maximum Mortality and Expense Risk Fees	1.40%[5]

Total Separate Account Annual Expenses	1.40%[5]
Option 2

Maximum Mortality and Expense Risk Fees	1.95%[6]

Total Separate Account Annual Expenses	1.95%[6]
Option 3

Maximum Mortality and Expense Risk Fees	2.80%[7]

Total Separate Account Annual Expenses	2.80%[7]

*	For the Table of Fees applicable to Contracts issued in the state of Washington, see Appendix A.

[1]	The Surrender Charge percentage, which reduces to zero, is determined by the Contract Year in which the surrender occurs.

The Surrender Charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of the Surrender Charge. See “Charges against Fund Value — Free Partial Surrender Amount”.

[2]	The loan interest spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the loan account to secure loans.

[3]	The Transfer Charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer which will not exceed $25. See “Deductions from Fund Value — Transfer Charge”.

[4]	The Annual Contract Charge for Option 1 is currently $30. The Annual Contract Charge for Option 2 and Option 3 is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $50 per Contract Year (except for contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington where the charge may not exceed $30). See “Deductions from Fund Value — Annual Contract Charge”.

[5]	The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.20% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40%) from the value of the net assets of MONY America Variable Account A.

[6]	The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.70% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of MONY America Variable Account A.

[7]	The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 2.35% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.80%) from the value of the net assets of MONY America Variable Account A.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2003. You may pay portfolio company operating expenses periodically during the time that you own the Contract. More detail concerning each Fund portfolio company’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Fund Operating Expenses	Minimum	Maximum

Expenses that are deducted from portfolio company assets, including management fees, distribution and/or services fees (12b-1 fees), and other expenses.	0.52%	1.98%

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2003.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. The Example assumes the minimum and maximum fees and expenses of any of the Fund portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.	a.	If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):

	1 year	3 years	5 years	10 years

Option 1	$968	$1,568	$2,185	$3,540

Option 2	$1,014	$1,705	$2,410	$3,984

Option 3	$1,074	$1,879	$2,693	$4,526

b.	If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):

	1 year	3 years	5 years	10 years

Option 1	$831	$1,156	$1,494	$2,095

Option 2	$878	$1,299	$1,736	$2,615

Option 3	$939	$1,482	$2,042	$3,252

2.	a.	If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):

	1 year	3 years	5 years	10 years

Option 1	$327	$998	$1,693	$3,540

Option 2	$376	$1,143	$1,930	$3,984

Option 3	$440	$1,329	$2,229	$4,526

b.	If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):

	1 year	3 years	5 years	10 years

Option 1	$181	$560	$964	$2,095

Option 2	$231	$712	$1,220	$2,615

Option 3	$296	$907	$1,543	$3,252

3.	a.	If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund portfolios):

	1 year	3 years	5 years	10 years

Option 1	$968	$998	$1,693	$3,540

Option 2	$1,014	$1,143	$1,930	$3,984

Option 3	$1,074	$1,349	$2,229	$4,526

b.	If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):

	1 year	3 years	5 years	10 years

Option 1	$831	$560	$964	$2,095

Option 2	$878	$712	$1,220	$2,615

Option 3	$939	$907	$1,543	$3,252

4.	a.	If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2, or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):

	1 year	3 years	5 years	10 years

Option 1	$968	$1,568	$2,185	$3,540

Option 2	$1,014	$1,705	$2,410	$3,984

Option 3	$1,074	$1,879	$2,693	$4,526

b.	If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2, or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):

	1 year	3 years	5 years	10 years

Option 1	$831	$1,156	$1,494	$2,095

Option 2	$878	$1,299	$1,736	$2,615

Option 3	$939	$1,482	$2,042	$3,252

For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. On and after the annuity starting date, different fees and charges will apply. See “Charges and Deductions.”

Other Contracts

We may offer other variable annuity contracts which also may invest in the same (or many of the same) Fund portfolios offered in the contract. The contracts may have different charges that could affect their subaccounts’ performance, and they may offer different benefits.

CONDENSED FINANCIAL INFORMATION

MONY LIFE INSURANCE COMPANY OF AMERICA

MONY AMERICA VARIABLE ACCOUNT A

ACCUMULATION UNIT VALUES

	Unit Value					Units Outstanding
Option 1	Dec. 31, 2003	December 31, 2002		Inception		Dec. 31, 2003	December 31, 2002

Aim V.I. Basic Value Subaccount	$12.56	$	N/A	$	N/A	67,580	N/A

Aim V.I. Mid Cap Core Equity Subaccount	11.29		N/A		N/A	54,643	N/A

Alger American Balanced Subaccount	10.36		8.81		10.00	295,883	125,009

Alger American MidCap Subaccount	11.29		7.73		10.00	237,964	89,076

Dreyfus IP Small Cap Stock Index Subaccount	12.40		N/A		N/A	48,284	N/A

Enterprise Deep Value Subaccount	11.23		N/A		N/A	18,857	N/A

Enterprise Equity Income Subaccount	10.75		8.59		10.00	239,493	82,561

Enterprise Global Socially Responsive Subaccount	10.19		8.14		10.00	23,027	6,219

Enterprise Growth and Income Subaccount	9.49		7.53		10.00	191,851	91,127

Enterprise Growth Subaccount	9.21		7.96		10.00	1,198,093	392,688

Enterprise Managed Subaccount	9.31		7.80		10.00	492,730	204,572

Enterprise Mergers & Acquisitions Subaccount	10.55		N/A		N/A	38,541	N/A

Enterprise Multi-Cap Growth Subaccount	9.06		6.82		10.00	183,064	14,700

Enterprise Short Duration Bond	9.99		N/A		N/A	60,362	N/A

Enterprise Small Company Growth Subaccount	9.79		8.05		10.00	407,080	142,861

Enterprise Small Company Value Subaccount	12.52		9.22		10.00	756,306	311,226

Enterprise Total Return Subaccount	11.01		10.55		10.00	319,045	143,483

Franklin Income Securities Subaccount	12.04		N/A		N/A	116,756	N/A

Franklin Rising Dividends Subaccount	12.00		N/A		N/A	98,376	N/A

Franklin Zero Coupon 2010 Subaccount	9.42		N/A		N/A	13,218	N/A

INVESCO VIF—Financial Services Subaccount	10.43		8.14		10.00	68,229	23,757

INVESCO VIF—Health Sciences Subaccount	10.25		8.11		10.00	89,624	34,314

INVESCO VIF—Telecommunications Subaccount	7.91		5.96		10.00	58,966	23,622

Janus Aspen Series Capital Appreciation Subaccount	10.06		8.47		10.00	136,171	32,480

Janus Aspen Series Flexible Income Subaccount	11.43		10.89		10.00	429,082	148,126

Janus Aspen Series International Growth Subaccount	9.83		7.40		10.00	546,239	174,311

Lord Abbett Bond-Debenture Subaccount	12.43		10.66		10.00	295,712	65,276

Lord Abbett Growth & Income Subaccount	10.75		8.31		10.00	730,534	249,487

Lord Abbett Mid-Cap Value Subaccount	10.64		8.63		10.00	493,307	208,416

MFS® Mid Cap Growth Subaccount	8.11		5.99		10.00	167,338	45,024

MFS® New Discovery Subaccount	9.27		7.02		10.00	151,028	67,541

MFS® Total Return Subaccount	10.47		9.11		10.00	499,656	238,826

MFS® Utilities Subaccount	11.75		8.75		10.00	72,426	18,209

MONY Government Securities Subaccount	10.51		10.46		10.00	1,086,722	453,598

MONY Long Term Bond Subaccount	11.44		11.05		10.00	400,844	167,274

MONY Money Market Subaccount	9.99		10.03		10.00	1,354,032	1,088,820

Oppenheimer Global Securities Subaccount	13.81		N/A		N/A	95,923	N/A

Oppenheimer Main Street® Subaccount	11.78		N/A		N/A	61,225	N/A

PBHG Mid-Cap Subaccount	11.55		8.71		10.00	481,610	182,362

PBHG Select Value Subaccount	8.78		7.51		10.00	139,825	60,816

PIMCO Global Bond Subaccount	13.44		11.88		10.00	222,104	53,299

PIMCO Real Return Subaccount	12.35		11.49		10.00	827,564	340,329

PIMCO Stock Plus Growth & Income Subaccount	10.67		8.29		10.00	751,480	260,192

ProFund VP Bear Subaccount	8.06		N/A		N/A	4,960	N/A

ProFund VP Rising Rates Opportunity Subaccount	10.67		N/A		N/A	528,778	N/A

ProFund VP UltraBull Subaccount	12.45		N/A		N/A	53,814	N/A

Van Kampen UIF Emerging Markets Equity Subaccount	12.10		8.18		10.00	118,571	27,240

Van Kampen UIF Global Value Equity Subaccount	10.12		7.94		10.00	208,605	53,212

Van Kampen UIF U.S. Real Estate Subaccount	13.24		9.75		10.00	290,438	124,373

CONDENSED FINANCIAL INFORMATION

MONY LIFE INSURANCE COMPANY OF AMERICA

MONY AMERICA VARIABLE ACCOUNT A

ACCUMULATION UNIT VALUES

	Unit Value					Units Outstanding
Option 2	Dec. 31, 2003	December 31, 2002		Inception		Dec. 31, 2003	December 31, 2002

Aim V.I. Basic Value Subaccount	$11.44	$	N/A	$	N/A	108,525	N/A

Aim V.I. Mid Cap Core Equity Subaccount	12.26		N/A		N/A	46,343	N/A

Alger American Balanced Subaccount	10.39		8.87		10.00	281,313	150,123

Alger American MidCap Subaccount	10.92		7.51		10.00	284,929	122,693

Dreyfus IP Small Cap Stock Index Subaccount	12.41		N/A		N/A	58,894	N/A

Enterprise Deep Value Subaccount	11.16		N/A		N/A	23,260	N/A

Enterprise Equity Income Subaccount	9.94		7.99		10.00	268,992	114,840

Enterprise Global Socially Responsive Subaccount	10.54		8.46		10.00	37,600	13,598

Enterprise Growth and Income Subaccount	9.70		7.73		10.00	294,667	180,021

Enterprise Growth Subaccount	8.92		7.75		10.00	1,219,870	488,730

Enterprise Managed Subaccount	9.64		8.11		10.00	522,037	225,750

Enterprise Mergers & Acquisitions Subaccount	10.87		N/A		N/A	39,335	N/A

Enterprise Multi-Cap Growth Subaccount	9.47		7.16		10.00	121,408	49,020

Enterprise Short Duration Bond	9.99		N/A		N/A	88,255	N/A

Enterprise Small Company Growth Subaccount	9.65		7.98		10.00	430,208	249,366

Enterprise Small Company Value Subaccount	12.33		9.12		10.00	900,245	527,141

Enterprise Total Return Subaccount	10.96		10.55		10.00	622,933	267,405

Franklin Income Securities Subaccount	11.80		N/A		N/A	127,569	N/A

Franklin Rising Dividends Subaccount	11.87		N/A		N/A	72,994	N/A

Franklin Zero Coupon 2010 Subaccount	9.50		N/A		N/A	36,056	N/A

INVESCO VIF—Financial Services Subaccount	10.83		8.50		10.00	75,930	41,101

INVESCO VIF—Health Sciences Subaccount	10.16		8.09		10.00	140,052	91,838

INVESCO VIF—Telecommunications Subaccount	7.90		5.98		10.00	33,467	24,267

Janus Aspen Series Capital Appreciation Subaccount	10.48		8.87		10.00	140,717	57,811

Janus Aspen Series Flexible Income Subaccount	11.23		10.75		10.00	470,162	201,349

Janus Aspen Series International Growth Subaccount	10.49		7.93		10.00	467,730	231,583

Lord Abbett Bond-Debenture Subaccount	12.30		10.60		10.00	275,571	96,519

Lord Abbett Growth & Income Subaccount	10.68		8.29		10.00	673,485	283,688

Lord Abbett Mid-Cap Value Subaccount	10.84		8.83		10.00	603,040	299,210

MFS® Mid Cap Growth Subaccount	8.92		6.62		10.00	109,186	50,657

MFS® New Discovery Subaccount	9.59		7.29		10.00	196,908	143,555

MFS® Total Return Subaccount	10.87		9.51		10.00	675,500	315,209

MFS® Utilities Subaccount	11.39		8.53		10.00	79,773	37,190

MONY Government Securities Subaccount	10.42		10.42		10.00	1,161,315	641,947

MONY Long Term Bond Subaccount	11.41		11.07		10.00	455,388	266,754

MONY Money Market Subaccount	9.91		9.99		10.00	1,155,338	749,726

Oppenheimer Global Securities Subaccount	13.91		N/A		N/A	112,568	N/A

Oppenheimer Main Street® Subaccount	11.23		N/A		N/A	59,734	N/A

PBHG Mid-Cap Subaccount	11.33		8.58		10.00	490,016	278,511

PBHG Select Value Subaccount	8.74		7.52		10.00	223,445	104,484

PIMCO Global Bond Subaccount	13.32		11.84		10.00	303,678	99,887

PIMCO Real Return Subaccount	12.25		11.45		10.00	1,246,242	607,081

PIMCO Stock Plus Growth & Income Subaccount	10.46		8.16		10.00	831,746	385,722

ProFund VP Bear Subaccount	8.84		N/A		N/A	1,052	N/A

ProFund VP Rising Rates Opportunity Subaccount	10.64		N/A		N/A	85,507	N/A

ProFund VP UltraBull Subaccount	12.15		N/A		N/A	66,123	N/A

Van Kampen UIF Emerging Markets Equity Subaccount	12.47		8.47		10.00	90,203	41,192

Van Kampen UIF Global Value Equity Subaccount	10.14		7.99		10.00	181,040	67,913

Van Kampen UIF U.S. Real Estate Subaccount	12.53		9.26		10.00	246,120	111,162

CONDENSED FINANCIAL INFORMATION

MONY LIFE INSURANCE COMPANY OF AMERICA

MONY AMERICA VARIABLE ACCOUNT A

ACCUMULATION UNIT VALUES

	Unit Value					Units Outstanding
Option 3	Dec. 31, 2003	December 31, 2002		Inception		Dec. 31, 2003	December 31, 2002

Aim V.I. Basic Value Subaccount	$12.47	$	N/A	$	N/A	64,354	N/A

Aim V.I. Mid Cap Core Equity Subaccount	11.81		N/A		N/A	32,571	N/A

Alger American Balanced Subaccount	10.25		8.81		10.00	182,838	50,115

Alger American MidCap Subaccount	10.87		7.53		10.00	217,369	63,904

Dreyfus IP Small Cap Stock Index Subaccount	12.36		N/A		N/A	51,928	N/A

Enterprise Deep Value Subaccount	11.14		N/A		N/A	21,404	N/A

Enterprise Equity Income Subaccount	9.82		7.93		10.00	210,340	85,624

Enterprise Global Socially Responsive Subaccount	10.16		8.20		10.00	23,873	8,578

Enterprise Growth and Income Subaccount	9.74		7.82		10.00	205,585	116,862

Enterprise Growth Subaccount	8.85		7.74		10.00	903,450	322,138

Enterprise Managed Subaccount	9.60		8.13		10.00	264,065	130,971

Enterprise Mergers & Acquisitions Subaccount	10.40		N/A		N/A	19,602	N/A

Enterprise Multi-Cap Growth Subaccount	9.06		6.89		10.00	100,446	28,345

Enterprise Short Duration Bond	9.93		N/A		N/A	22,399	N/A

Enterprise Small Company Growth Subaccount	9.42		7.84		10.00	381,741	174,101

Enterprise Small Company Value Subaccount	12.32		9.18		10.00	570,622	312,519

Enterprise Total Return Subaccount	10.79		10.46		10.00	132,055	58,455

Franklin Income Securities Subaccount	11.77		N/A		N/A	53,664	N/A

Franklin Rising Dividends Subaccount	11.49		N/A		N/A	25,163	N/A

Franklin Zero Coupon 2010 Subaccount	9.67		N/A		N/A	1,181	N/A

INVESCO VIF—Financial Services Subaccount	10.95		8.65		10.00	58,614	19,438

INVESCO VIF—Health Sciences Subaccount	9.94		7.96		10.00	117,180	31,890

INVESCO VIF—Telecommunications Subaccount	8.65		6.59		10.00	40,774	15,037

Janus Aspen Series Capital Appreciation Subaccount	10.37		8.83		10.00	103,426	40,704

Janus Aspen Series Flexible Income Subaccount	11.26		10.85		10.00	296,006	121,709

Janus Aspen Series International Growth Subaccount	10.34		7.86		10.00	443,160	191,763

Lord Abbett Bond-Debenture Subaccount	12.23		10.60		10.00	198,064	43,180

Lord Abbett Growth & Income Subaccount	10.28		8.03		10.00	298,857	87,474

Lord Abbett Mid-Cap Value Subaccount	10.28		8.44		10.00	272,512	150,225

MFS® Mid Cap Growth Subaccount	8.17		6.10		10.00	99,090	25,763

MFS® New Discovery Subaccount	9.65		7.39		10.00	135,402	83,960

MFS® Total Return Subaccount	10.36		9.12		10.00	299,474	110,390

MFS® Utilities Subaccount	10.55		7.94		10.00	53,404	13,481

MONY Government Securities Subaccount	10.30		10.37		10.00	590,395	262,000

MONY Long Term Bond Subaccount	11.50		11.23		10.00	210,470	71,683

MONY Money Market Subaccount	9.80		9.94		10.00	552,245	484,056

Oppenheimer Global Securities Subaccount	12.34		N/A		N/A	53,888	N/A

Oppenheimer Main Street® Subaccount	11.07		N/A		N/A	42,819	N/A

PBHG Mid-Cap Subaccount	11.32		8.63		10.00	432,294	166,243

PBHG Select Value Subaccount	9.01		7.80		10.00	119,025	52,678

PIMCO Global Bond Subaccount	13.29		11.89		10.00	194,076	50,418

PIMCO Real Return Subaccount	12.06		11.34		10.00	595,625	248,254

PIMCO Stock Plus Growth & Income Subaccount	10.46		8.21		10.00	759,947	238,004

ProFund VP Bear Subaccount	8.03		N/A		N/A	5,843	N/A

ProFund VP Rising Rates Opportunity Subaccount	10.57		N/A		N/A	47,641	N/A

ProFund VP UltraBull Subaccount	13.74		N/A		N/A	131,565	N/A

Van Kampen UIF Emerging Markets Equity Subaccount	12.55		8.58		10.00	62,764	28,527

Van Kampen UIF Global Value Equity Subaccount	9.98		7.92		10.00	107,025	96,503

Van Kampen UIF U.S. Real Estate Subaccount	12.86		9.57		10.00	125,535	58,483

DETAILED INFORMATION ABOUT THE COMPANY

AND MONY AMERICA VARIABLE ACCOUNT A

MONY Life Insurance Company of America

MONY Life Insurance Company of America issues the Contract. In this prospectus MONY Life Insurance Company of America is called the “Company”. The Company is a stock life insurance company organized in 1969 in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. The Company is obligated to pay all amounts promised under the Contract. On September 17, 2003, The MONY Group Inc. (“MONY Group”), the ultimate parent of the Company entered into an Agreement and Plan of Merger with AXA Financial, Inc. (“AXA Financial”) and AIMA Acquisition Co., which was subsequently amended on February 22, 2004 (hereafter referred to collectively as the “AXA Agreement”), pursuant to which MONY Group will become a wholly owned subsidiary of AXA Financial in a cash transaction valued at approximately $1.5 billion. Under the terms of the AXA Agreement, which has been approved by the boards of directors of AXA Financial and MONY Group, MONY Group’s shareholders will receive $31.00 for each share of MONY Group’s common stock. The acquisition contemplated by the AXA Agreement is subject to various regulatory approvals and other customary conditions, including the approval of MONY Group’s shareholders. A special meeting of MONY Group’s shareholders is scheduled for May 18, 2004 to vote on the proposed acquisition of MONY Group by AXA Financial. The transaction is expected to close in the second quarter of 2004.

The Company is a wholly-owned subsidiary of MONY Life Insurance Company (“MONY”) a stock life insurance company organized in the State of New York. The principal offices of both MONY and the Company are located at 1740 Broadway, New York, New York 10019. MONY was organized as a mutual life insurance company under the laws of the State of New York in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company.

MONY America Variable Account A

MONY America Variable Account A is a separate investment account of the Company. Presently, only purchase payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company’s other businesses. The assets of the Variable Account A are, however, available to cover the liabilities of our general account to the extent that the assets of the Variable Account A exceed the liabilities of the contracts supported by it.

MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as a unit investment trust. A unit investment trust is a type of investment company. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.

MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. Income and realized and unrealized gains or losses from assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses in the other subaccounts, our general account, or any other separate accounts. We reserve the right to credit or charge a subaccount in a different manner if required, or appropriate, by reason of a change in the law. In the future, the Company may establish additional subaccounts or eliminate subaccounts of MONY America Variable Account A if marketing needs, tax conditions or investment conditions warrant. Future subaccounts may invest in other portfolios of the Funds or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing Contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.

THE FUNDS

Each available subaccount of MONY America Variable Account A will invest only in the shares of the Funds. There is a separate subaccount which corresponds to each portfolio of a Fund offered under the Contract.

The Funds (except for Janus Aspen Series Capital Appreciation Portfolio) are diversified, open-end management investment companies. The Janus Aspen Series Capital Appreciation Portfolio is a non-diversified, open-end management investment company. A nondiversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund. The Funds are registered with the SEC under the 1940 Act. The Funds, or any of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law.

Not all Funds may be available in all states or in all markets.

The following table lists the subaccounts of MONY America Variable Account A that are available to you, their respective types, and the names of the portfolio investment adviser and sub-advisers, as applicable. Before you choose a subaccount to which to allocate your Net Purchase Payments and to transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. Please call your agent or our Operations Center to obtain Fund prospectuses. There is no assurance that any of the portfolios will meet objectives. We do not guarantee any minimum value for amounts allocated to MONY America Variable Account A. You bear the investment risk of investing in the portfolios. You bear the investment risk of investing in the portfolios. You should know that during extended periods of low interest rates, the yields of the Money Market Subaccount may also become extremely low and possibly negative.

Subaccount	Fund/Type of Portfolio	Adviser (and Sub-Adviser, as applicable)

AIM VARIABLE INSURANCE FUNDS — Series I

AIM V.I. Basic Value Subaccount	Large Value	A I M Advisors, Inc.

AIM V.I. Mid Cap Core Equity Subaccount	Mid-Cap Blend	A I M Advisors, Inc.

INVESCO VIF — Financial Services Subaccount	Specialty-Financial	A I M Advisors, Inc. (subadvised by INVESCO Institutional (N.A.), Inc.)

INVESCO VIF — Health Sciences Subaccount	Specialty-Health	A I M Advisors, Inc. (subadvised by INVESCO Institutional (N.A.), Inc.)

INVESCO VIF — Technology Subaccount (Effective 4/30/04, assets of INVESCO-VIF Telecommunications Fund were transferred to INVESCO-VIF Technology Fund)	Specialty-Technology	A I M Advisors, Inc. (subadvised by INVESCO Institutional (N.A.), Inc.)

Subaccount	Fund/Type of Portfolio	Adviser (and Sub-Adviser, as applicable)

THE ALGER AMERICAN FUND — Class 0

Alger American Balanced Subaccount	Moderate Allocation	Fred Alger Management, Inc.

Alger American MidCap Growth Subaccount	Mid-Cap Growth	Fred Alger Management, Inc.

DREYFUS INVESTMENT PORTFOLIOS — Service

Dreyfus IP Small Cap Stock Index Subaccount	Small Growth	The Dreyfus Corporation

ENTERPRISE ACCUMULATION TRUST

Enterprise Deep Value Subaccount	Large Value	Enterprise Capital Management, Inc. (subadvised by Wellington Management, LLP)

Enterprise Equity Income Subaccount	Large Value	Enterprise Capital Management, Inc. (subadvised by Boston Advisors, Inc.)

Enterprise Global Socially Responsive Subaccount	World Stock	Enterprise Capital Management, Inc. (subadvised by Rockefeller & Co., Inc.)

Enterprise Growth Subaccount	Large Growth	Enterprise Capital Management, Inc. (subadvised by Montag & Caldwell, Inc.)

Enterprise Growth and Income Subaccount	Large Blend	Enterprise Capital Management, Inc. (subadvised by UBS Global Asset Management (Americas) Inc.)

Enterprise Managed Subaccount	Large Value	Enterprise Capital Management, Inc. (subadvised by Wellington Management Company, LLP)

Enterprise Mergers and Acquisitions Subaccount	Mid-Cap Blend	Enterprise Capital Management, Inc. (subadvised by GAMCO Investors, Inc.)

Enterprise Multi-Cap Growth Subaccount	Mid-Cap Growth	Enterprise Capital Management, Inc. (subadvised by Fred Alger Management Inc.)

Enterprise Short Duration Bond Subaccount	Intermediate-Term Bond	Enterprise Capital Management, Inc. (subadvised by MONY Capital Management, Inc.)

Enterprise Small Company Growth Subaccount	Small Growth	Enterprise Capital Management, Inc. (subadvised by William D. Witter, Inc.)

Enterprise Small Company Value Subaccount	Small Value	Enterprise Capital Management, Inc. (subadvised by Gabelli Asset Management Company)

Enterprise Total Return Subaccount	Intermediate-Term Bond	Enterprise Capital Management, Inc. (subadvised by Pacific Investment Management Company, LLP)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST — Class 2

Franklin Income Securities Subaccount	Conservative Allocation	Franklin Advisers, Inc.

Franklin Rising Dividends Securities Subaccount	Mid-Cap Value	Franklin Advisory Services, LLC

Subaccount	Fund/Type of Portfolio	Adviser (and Sub-Adviser, as applicable)

Franklin Zero Coupon 2010 Subaccount	Long-Term Bond	Franklin Advisers, Inc.

JANUS ASPEN SERIES — Service

Janus Aspen Series Capital Appreciation Subaccount	Large Growth	Janus Capital Management LLC

Janus Aspen Series Flexible Income Subaccount	Multisector Bond	Janus Capital Management LLC

Janus Aspen Series International Growth Subaccount	Foreign Stock	Janus Capital Management LLC

LORD ABBETT SERIES FUND — Class VC

Lord Abbett Bond-Debenture Subaccount	High Yield Bond	Lord, Abbett & Co. LLC

Lord Abbett Growth and Income Subaccount	Large Value	Lord, Abbett & Co. LLC

Lord Abbett Mid-Cap Value Subaccount	Mid-Cap Value	Lord, Abbett & Co. LLC

MFS® VARIABLE INSURANCE TRUSTSM — Initial Class

MFS® Mid Cap Growth Subaccount	Mid-Cap Growth	Massachusetts Financial Services Company

MFS® New Discovery Subaccount	Small Growth	Massachusetts Financial Services Company

MFS® Total Return Subaccount	Domestic Hybrid	Massachusetts Financial Services Company

MFS® Utilities Subaccount	Specialty-Utilities	Massachusetts Financial Services Company

MONY SERIES FUND, INC.

MONY Government Securities Subaccount	Short Government	MONY Life Insurance Company of America

MONY Long Term Bond Subaccount	Long-Term Bond	MONY Life Insurance Company of America

MONY Money Market Subaccount	Money Market	MONY Life Insurance Company of America

OPPENHEIMER VARIABLE ACCOUNT FUNDS — Service

Oppenheimer Global Securities Subaccount	World Stock	OppenheimerFunds, Inc.

Oppenheimer Main Street® Subaccount	Large Blend	OppenheimerFunds, Inc.

PBHG INSURANCE SERIES FUND

PBHG Mid-Cap Subaccount	Mid-Cap Value	Pilgrim Baxter & Associates, Ltd.

PBHG Select Value Subaccount	Large Value	Pilgrim Baxter & Associates, Ltd.

PIMCO VARIABLE INSURANCE TRUST — Administrative

PIMCO Global Bond Subaccount (Unhedged)	World Bond	Pacific Investment Management Company LLC

PIMCO Real Return Subaccount	Intermediate-Term Bond	Pacific Investment Management Company LLC

PIMCO StocksPLUS Growth and Income Subaccount	Large Blend	Pacific Investment Management Company LLC

Subaccount	Fund/Type of Portfolio	Adviser (and Sub-Adviser, as applicable)

PROFUNDS

ProFund VP Bear Subaccount	Bear Market	ProFund Advisors

ProFund VP Rising Rates Subaccount	Bear Market	ProFund Advisors

ProFund VP UltraBull	Large Blend	ProFund Advisors

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. — Share Class I

Van Kampen UIF Emerging Markets Equity Subaccount	Diversified Emerging Markets	Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” is the investment adviser to The Universal Institutional Funds, Inc.

Van Kampen UIF Global Value Equity Subaccount	World Stock	Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” is the investment adviser to The Universal Institutional Funds, Inc. (subadvised by Morgan Stanley Investment Management Limited)

Van Kampen UIF U.S. Real Estate Subaccount	Speciality-Real Estate	Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” is the investment adviser to The Universal Institutional Funds, Inc.

Each Owner should periodically review their allocation of Purchase Payments and Fund Values among the subaccounts and the Guaranteed Interest Account with Market Value Adjustment in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds’ various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds’ portfolios can be found in the prospectus for each of the Funds.

Purchase of Portfolio Shares by MONY America Variable Account A

MONY America Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

•	Collect charges under the Contracts.

•	Pay Cash Value on full surrenders of the Contracts.

•	Fund partial surrenders.

•	Provide benefits under the Contracts.

•	Transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

•	Reinvested immediately at net asset value in shares of that portfolio.

•	Kept as assets of the corresponding subaccount.

Cash Value — The Contract’s Fund Value, less (1) any applicable surrender charge, (2) any outstanding debt, and (3) any applicable market value adjustment.

Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.

The Boards of Directors or Trustees of each of the Funds monitors the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

The Company has entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of MONY America Variable Account A and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors; they range from 0.25% to 0.40%. These agreements reflect administrative services we provide. The amounts we receive may be significant.

In addition, the Company will receive 12b-1 fees deducted from certain portfolio assets attributable to the Contracts for providing shareholder support services to some of the portfolios. Because the 12b-1 fees are paid out of a portfolio’s assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

The Company has an Investment Advisory Agreement which details the investment management fee it charges consumers for the MONY Series Fund, Inc. portfolios. Additionally, it has investment sub-advisory agreements with Boston Advisors, Inc. and MONY Capital Management, Inc. whereunder it pays them a monthly fee based on the average daily net assets of the portfolios. The Company keeps the difference between what is charged to the contractholder and what is paid to the sub-advisers.

Guaranteed Interest Account with Market Value Adjustment

The Guaranteed Interest Account is a part of the Company’s General Account and consists of all the Company’s assets other than assets allocated to separate investment accounts of the Company, including MONY America Variable Account A.

Crediting of Interest.    Any Net Purchase Payments you as Owner of the Contract allocate to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at the rate declared by the Company. The Company guarantees that the rate credited will not be less than 3.5% annually (0.0094%, compounded daily). You bear the risk that we will not declare interest in excess of that 3.5% rate. If you allocate purchase payments or transfer funds to the Guaranteed Interest Account, you will choose between accumulation periods of 3, 5, 7, or 10 years for contracts issued in most states. The accumulation period is limited to one year for contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington. Before the beginning of each calendar month, the Company will declare interest rates for each period, if those rates will be higher than the guaranteed rate. Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from MONY America Variable Account A completed within the period during which it is effective. Purchase payments you allocate to the Accumulation Period you select will receive this interest rate for the entire accumulation period. Within 45 days, but not less than 15 days before the accumulation period expires, we will notify you of the new rates we are then declaring. When the period expires you can (1) elect a new accumulation period of 3, 5, 7, or 10 years (except in certain states where the accumulation period is limited to a one year period) or (2) elect to transfer the entire amount allocated to the expiring accumulation period to MONY America Variable Account A. If you make no election, the entire amount allocated to the expiring accumulation period will automatically be held for an accumulation period of the same length. If that period will extend beyond the annuity starting date or if that period is no longer offered, the money will be transferred into the Money Market subaccount.

Surrenders.    When you as Owner request Contract Fund Value from the Guaranteed Interest Account with Market Value Adjustment be transferred to MONY America Variable Account A, surrendered, loaned to you, or used to pay any charge imposed in accordance with the Contract, you must tell the Company the source by interest rate accumulation period of amounts you request be transferred, surrendered, loaned, or used to pay charges. We will not process the surrender unless you tell us the source by interest rate accumulation period to use. If you do not specify an accumulation period, your transaction will not be processed.

Market Value Adjustment.    Amounts taken from the Guaranteed Interest Account with Market Value Adjustment because of partial and full surrenders or transfers or loans (if applicable) from the Guaranteed Interest Account with Market Value Adjustment are subject to Market Value Adjustment for Contracts issued in most states. A market value adjustment can increase or decrease the amounts surrendered or transferred from the Guaranteed Interest Account with Market Value Adjustment depending on current interest rate fluctuations. When current interest rates are higher than the interest rate declared for an accumulation period, a market value adjustment would reduce the value of the amount distributed. When current interest rates are lower than the interest rate declared for an accumulation period, a market value adjustment would increase the value of the amount distributed. Market value adjustment is determined by multiplying the amount of the surrender or transfer from each accumulation period and corresponding interest rate by the following factor:

[ (1 + a) / (1 + b) ] (n-t) /  12) - 1

where

a =	rate declared at the beginning of accumulation period

b =	rate then currently declared for an accumulation period equal to the time remaining in the accumulation period, plus 0.25%

n =	accumulation period in months

t =	number of elapsed months (or portion thereof) in the accumulation period

If an accumulation period equal to the time remaining is not issued by the Company, the rate will be an interpolation between two available accumulation periods. If two such Periods are not available, we will use the rate for the next closer available accumulation period.

Market value adjustments do not apply for partial or full surrenders or transfers requested within 30 days before the end of the accumulation period, nor to any benefits paid upon the death of the Annuitant. The market value adjustment does apply to benefits paid upon death of the Owner. Market value adjustments also do not apply to contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington. In addition, contracts issued in these states must maintain a minimum Fund Value balance of $2,500 in the Guaranteed Interest Account with Market Value Adjustment when an allocation to this account is chosen.

The Guaranteed Interest Account with Market Value Adjustment is described in greater detail in a separate prospectus attached to this prospectus for your convenience.

DETAILED INFORMATION ABOUT THE CONTRACT

The Fund Value in MONY America Variable Account A and in the Guaranteed Interest Account with Market Value Adjustment provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY America Variable Account A. There may be differences in your Contract such as differences in fees, charges, and benefits because of the state where we issued your Contract. We will include any such differences in your Contract. Attached to this prospectus is a prospectus describing the Guaranteed Interest Account with Market Value Adjustment. If we issued your Contract in the State of Washington, please see Appendix A.

Payment and Allocation of Purchase Payments

Issue Ages

The issue ages for the three benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 85. The maximum issue age of the Annuitant for Option 2 and Option 3 is 79.

	Option 1	Option 2	Option 3

Issue Ages	0-85	0-79	0-79

Issuance of the Contract

Individuals who want to buy a Contract must:

(1)  Complete an application;

(2)  Personally deliver the application to

(a)  a licensed agent of the Company who is also a registered representative of the principal underwriter for the Contracts, MONY Securities Corporation (“MSC”), or

(b)  a licensed agent who is also a registered representative of a broker dealer which had been authorized by MSC to sell the Contract;

(3)  Pay the minimum initial purchase payment.

If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial purchase payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial purchase payment within two Business Days. We will apply any additional purchase payments you make on the Business Day we receive them at our Operations Center.

The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Contract, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

The minimum initial purchase payment for individuals varies depending upon the use of the Contract, the method of purchase and the benefit option package selected. The chart below shows the minimum initial purchase payment for each situation.

Use of Contract or Method of Making Purchase Payment	Minimum Initial Purchase Payment

Individual retirement accounts and annuities under Section 408 of the Code (other than Simplified Employee Pensions).	$2,000

Non-Qualified Plans.	Option 1$5,000 Option 2$10,000 Option 3$10,000

H.R. 10 plans (self-employed individuals’ retirement plans under 401 or 403(c) of the Code), certain corporate or association retirement plans, Simplified Employee Pensions under Section 408 and 408A of the Code.	$600

Annuity purchase plans sponsored by certain tax-exempt organizations, governmental entities and deferred compensation plans under Section 457 of the Code.	$600

Payroll deduction and automatic checking account withdrawal plans.	Annualized rate of $600 (i.e., $600 per year, $300 semiannually, $150 quarterly or $50 per month)

Government Allotment Plans	$50 per month

Government Allotment Plans — Payroll deduction plans used for financial products by government employees.

Additional purchase payments may be made at any time—before the annuity starting date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50.

The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments for such plans. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, with that Payment:

(1)  Cumulative Purchase Payments made under any one or more Contracts held by the Owner, less

(2)  The amount of any prior partial surrenders and their Surrender Charges and any market value adjustment exceed $1,500,000.

The Company reserves the right to reject an application for any reason permitted by law.

Effective Date — The date the contract begins as shown in the Contract.

Net Purchase Payments received before the Effective Date will be held in the Company’s General Account and will be credited with interest at not less than 3.5% per year if:

(1)  The Contract is issued by the Company, and

(2)  The Contract is delivered to the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner.

These amounts will be held in that Account pending end of the Right to Return Contract Period. (See below.)

Tax-Free ‘Section 1035’ Exchanges

The Owner can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner’s best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).

Right to Return Contract Provision

The Owner may return the Contract during the Right to Return Contract Period (usually within 10 days) of the delivery date. The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. Unless state law requires otherwise, the amount to be refunded is equal to the greater of Fund Value or all purchase payments received by the Company, less any partial surrenders you made.

Allocation of Payments and Fund Value

Allocation of Payments.    On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY America Variable Account A or to the Guaranteed Interest Account with Market Value Adjustment. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the Right to Return Contract Period.

The portion of Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment will be held in the Guaranteed Interest Account with Market Value Adjustment of the General Account for the specified period selected and will be credited with interest at the rate declared by the Company for that specified period. The portion of Net Purchase Payments allocated to subaccounts of MONY America Variable Account A will earn 3.5% annual interest until the Right to Return Contract Period expires (See “Right to Return Contract Provision” above.) After the Right to Return Contract Period has expired, the value of Net Purchase Payments allocated to subaccounts of MONY America Variable Account A will automatically be transferred to MONY America Variable Account A subaccount(s) according to the Owner’s percentage allocation.

After the Right to Return Contract Period, under a non-automatic payment plan, if the Owner does not:

(1)  Specify the amount to be allocated among subaccounts, or

(2)  Specify the percentage to be allocated among subaccounts, or

(3)  The amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner’s most recent instructions on record with the Company. The percentage specified must not be less than 5% of the Net Purchase Payment. Allocation percentages must total 100%. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner’s most recent instructions on record.

The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the web subject to the rules of the Company and its right to terminate or modify telephone, facsimile or via the web allocation. The Company reserves the right to deny any telephone, facsimile or via the web allocation request. See “Telephone/Fax/Web Transactions.” Any such change, whether made in writing or by telephone, facsimile or via the web, will be effective seven days after we receive notice of the change in accordance with the requirements of state insurance departments and the Investment Company Act of 1940.

Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington must maintain a minimum Fund Value balance of $2,500 in the Guaranteed Interest Account with Market Value Adjustment when an allocation to said account is chosen.

Calculating Unit Values for Each Subaccount

When allocated Net Purchase Payments are received they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

The unit value of each subaccount on its first Business Day was set at $10.00. To determine the unit value of a subaccount on any later Business Day, the Company takes the prior Business Day’s unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:

(1)  the net asset value per share of each Fund held in the subaccount at the end of the current Business Day divided by

(2)  the net asset value per share of each Fund held in the subaccount at the end of the prior Business day, minus

(3)  the daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

Calculation of Guaranteed Interest Account with Market Value Adjustment Fund Value

Net Purchase Payments to be allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited to the accumulation period chosen by the Contract Owner on

(1)  the date received at the Operations Center, or

(2)  if the day Net Purchase Payments are received is not a Business Day, then on the next Business Day.

Interest will be credited daily.

Calculation of Fund Value

The Contract’s Fund Value will reflect:

•	The investment performance of the selected subaccount(s) of MONY America Variable Account A.

•	Amounts credited (including interest) to the Guaranteed Interest Account with Market Value Adjustment.

•	Any Net Purchase Payments.

•	Any Transfer Charges.

•	Any Partial Surrenders.

•	Any outstanding debt.

•	All Contract charges (including surrender charges and market value adjustments) imposed.

There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account with Market Value Adjustment. Because a Contract’s Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.

The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract’s Fund Value will be the Net Purchase Payments received before the Effective Date plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See “Issuance of the Contract”.)

After amounts allocated to the subaccounts are transferred from the General Account to MONY America Variable Account A, on each Business Day, the Contract’s Fund Value will be computed as follows:

(1)  Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on that Business Day. This is done by multiplying the subaccount’s unit value on that date by the number of subaccount units allocated to the Contract. The computation of the Contract’s Fund Value in the subaccount is done before any other Contract transactions on that Business Day.

(2)  Add any amount credited to the Guaranteed Interest Account with Market Value Adjustment before that Business Day. This amount is the aggregate of all Net Purchase Payments and:

•	The addition of any interest credited.

•	Addition or subtraction of any amounts transferred.

•	Subtraction of any partial surrenders.

•	Subtraction of any Contract charges, surrender charges, transfer charges, and any Market Value Adjustments

(3)  Add the value held in the loan account to secure Contract loans;

(4)  Add any Net Purchase Payment received on that Business Day;

(5)  Subtract any partial surrender amount (reflecting any surrender charge and Market Value Adjustment) made on that Business Day;

(6)  Subtract any annual contract charge and/or transfer charge deductible on that Business Day.

Regarding (1) above, for each subaccount we multiply the number of units credited to that subaccount by its Unit Value on that Day. The multiplication is done BEFORE the purchase or redemption of any Units on that Day.

If a transaction would ordinarily require that the Contract’s Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.

Transfers.    You may transfer the value of the Contract among the subaccounts after the Right to Return Contract Period has expired by sending a proper written request to the Company’s Operations Center. Transfers may be made by telephone, facsimile or via the web if proper authorization has been received at the Company’s Operations Center. See “Telephone/Fax/Web Transactions.” Transfers will be executed at the net asset value next calculated by the Company if the transfer instruction is received before 4:00 P.M. (Eastern Time) on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company’s rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts.

Transfers may be postponed for any period during which

(1)  the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2)  trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3)  an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

A transfer charge is not currently imposed on transfers. (See “Charges Against Fund Value — Transfer Charge”.) However, the Company reserves the right to impose a charge which will not exceed $25 per transfer. If imposed the charge will be deducted from the first subaccount(s) or the Guaranteed Interest Account with Market Value Adjustment you designate funds to be transferred from. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the Right to Return Contract Period will not be subject to a transfer charge and certain transfers made at the end of an accumulation period of amounts allocated to the Guaranteed Interest Account with Market Value Adjustment (see below) will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.

Contract Year — Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

Contract Anniversary — An anniversary of the Effective Date of the Contract.

The Contract and the Funds are not designed for professional “market timing” organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of the Funds. These kinds of strategies and transfer activities are disruptive to the Funds in which the Variable Account invests.

Subject to state approval, we reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an Owner if:

(1)  we believe that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on unit values or share prices of the Fund portfolios; or

(2)  we are informed by one or more of the Funds that the purchase or redemption of Fund shares must be rejected because of excessive trading or a specific transfer or group of transfers is deemed to have a detrimental effect on share prices of the Fund portfolios.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Owners.

[We do not allow exceptions to our market timing policies.]

Transfers Involving the Guaranteed Interest Account with Market Value Adjustment.    Transfers may be made from the Guaranteed Interest Account with Market Value Adjustment at any time, but, if they are made before the end of the 3, 5, 7, or 10 year accumulation period there will be a market value adjustment for contracts issued in most states. If the transfer request is received within 30 days before the end of the accumulation period, no market value adjustment will apply. If multiple accumulation periods are in effect, your transfer request must specify from which accumulation period(s) we are to make the transfer.

Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington with fund value in the Guaranteed Interest Account with Market Value Adjustment must maintain a minimum Fund Value in the Guaranteed Interest Account with Market Value Adjustment of $2,500.

Transfers by Third Parties.    As a general rule and as a convenience to Owners, the Company allows an Owner to give a third party the right to effect transfers on the Owner’s behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. The Company believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts, and the management of the Funds share this position. Therefore, the Company may limit or disallow transfers made by a third party.

The Company will mail notification to the owner within one Business Day if it does not execute a transfer.

The limitations on transfers by third parties do not, however, prevent Owners from making their transfer requests.

Telephone/Fax/Web Transactions.

Prior allocation instructions may be changed or transfers requested by telephone, fax or via the web subject to the Company’s rules and the Company’s right to modify or terminate the telephone/fax/web privilege. The Company reserves the right to deny any telephone, fax or web request.

If the Company does not execute a telephone, fax or web transfer request, the Company will mail notification to the Owner within one Business Day. The Company may also notify the Owner by the means it received the transfer request if the Company does not execute that request. For example, if a transfer request is received by a telephone call, the Company in general will notify the Owner by a telephone call that the request was not processed.

If all telephone lines are busy or the internet is not available (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone, fax or web allocation changes or transfers by telephone, fax or web. In such cases, an Owner would submit a written request.

The Company has adopted rules relating to changes of allocations and transfers by telephone, fax or web which, among other things, outlines procedures designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If these procedures are followed:

(1)  The Company shall not be liable for any loss as a result of following fraudulent telephone, fax or web instructions; and

(2)  The Owner will, therefore, bear the entire risk of loss due to fraudulent telephone, fax or web instructions.

A copy of the rules and the Company’s form for electing telephone, fax or web allocation and transfer privileges is available from licensed agents of the Company who are also registered representatives by calling 1-800-487-6669. The telephone, fax or web allocation and transfer privileges may also be elected by completing the telephone, fax or web authorization. The Company’s form or a Contract application with the telephone, fax or web authorization completed must be signed and received at the Company’s Operations Center before telephone allocation instructions will be accepted.

Special Note on Reliability.  Please note that the internet or our telephone system may not always be available. Any system, whether it is yours, your service provider’s, or your registered representative’s, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.

Termination of the Contract

The Contract will remain in effect until the earlier of

(1)  the date the Contract is surrendered in full,

(2)  the date annuity payments start,

(3)  the Contract Anniversary on which, after deduction for any annual contract charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account with Market Value Adjustment remains in the Contract, or

(4)  the date the Death Benefit is payable under the Contract.

SURRENDERS

The Owner may elect to make a surrender of all or part of the Contract’s Fund Value provided it is:

•	On or before the annuity payments start, and

•	During the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operations Center.

The amount of the surrender may be equal to the Contract’s Cash Value, which is its Fund Value less

(1)  any applicable surrender charge,

(2)  any applicable Market Value Adjustment, and

(3)  any outstanding debt.

The surrender may also be for a lesser amount (a “partial surrender”). Requested partial surrenders that would leave a Fund Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any Surrender Charge or any applicable Market Value Adjustment will be in addition to the amount requested by the Owner. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge and any market value adjustment, if applicable) reduced Fund Value.

Market Value Adjustment — An amount added to or deducted from the amount surrendered or transferred from the Guaranteed Interest Account with Market Value Adjustment for Contracts issued in certain states.

Accumulation Period — Currently 3, 5, 7 and 10 years. The Accumulation Period starts on the Business Day that falls on, or next follows the date the purchase payment is transferred into the Guaranteed Interest Account with Market Value Adjustment and ends on the monthly contract anniversary immediately prior to the last day of that Accumulation Period. (The accumulation period is limited to one year for contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington.)

A surrender will result in the cancellation of Units and the withdrawal of amounts credited to the Guaranteed Interest Account with Market Value Adjustment Accumulation Periods as chosen by the Owner. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any Surrender Charge and any applicable Market Value Adjustment. For a partial surrender, the Company will cancel units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account with Market Value Adjustment Accumulation Period under the allocation specified by the Owner. The unit value will be calculated as of the end of the Business Day the surrender request is received. The Owner can specify partial surrender allocations by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). The minimum percentage of allocation for a partial surrender is 10% of any subaccount or Guaranteed Interest Account with Market Value Adjustment designated by the Owner. The request will not be accepted if

•	there is insufficient Fund Value in the Guaranteed Interest Account with Market Value Adjustment or a subaccount to provide for the requested allocation against it, or

•	the request is incomplete or incorrect.

Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington must maintain a minimum Fund Value in the Guaranteed Interest Account with Market Value Adjustment of $2,500.

The amount of any surrender, death benefit, or transfer payable from MONY America Variable Account A amount will be paid in accordance with the requirements of the 1940 Act. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which

(1)   the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2)  trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3)  an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

Any surrender involving payment from amounts credited to the Guaranteed Interest Account with Market Value Adjustment may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender is received by the Company. Surrenders involving payment from the Guaranteed Interest Account with Market Value Adjustment may in certain circumstances and in certain states also be subject to a Market Value Adjustment, in addition to a surrender charge. The Owner may elect to have the amount of a surrender settled under one of the Settlement Options of the Contract. (See “Annuity Provisions”.)

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a cash surrender should be carefully considered. (See “Federal Tax Status”.)

Please note: If mandated under applicable law, we may be required to reject a Purchase Payment. In addition, we may also be required to block an Owner’s account and thereby refuse to honor any request for transfers, partial surrenders, loans or death benefits until instructions are secured from the appropriate regulator. We may also be required to provide additional information about your account to government regulators.

LOANS

Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision (except in the case of contracts issued in Vermont) under which a loan can be taken using the Contract as collateral for the loan. All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

•	The term of the loan must be 5 years or less.

•	Repayments are required at least quarterly and must be substantially level.

•	The loan amount is limited to certain dollar amounts as specified by the IRS.

The Owner (Plan Trustee) must certify that these conditions are satisfied.

In any event, the maximum outstanding loan on a contract is 50% of the Fund Value in the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment. Loans are not permitted before the end of the Right to Return Contract Period. In requesting a loan, the Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account with Market Value Adjustment are not taken until Fund Value in the subaccounts is exhausted. If in order to provide the Owner with the amount of the loan requested, and Fund Values must be taken from the Guaranteed Interest Account with Market Value Adjustment, then the Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Owner fails to specify subaccounts and Accumulation Periods, the request for a loan will be returned to the Owner.

Values are transferred to a loan account that earns interest at an annual rate of 3.5%. The annual loan interest rate charged on outstanding loans will be 6% in arrears. Any interest not paid when due will be added to the loan and bear interest at the 6% annual rate.

Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.

DEATH BENEFIT

Death Benefit Provided by the Contract

The Company will pay a Death Benefit to the Beneficiary if

(1)  the Annuitant dies, and

(2)  the death occurs before the annuity payments start.

If there are funds allocated to the Guaranteed Interest Account with Market Value Adjustment at the time of death, any applicable market value adjustment will be waived. If the death of the Annuitant occurs on or after the annuity payments start, no Death Benefit will be payable except as may be provided under the Settlement Option elected.

The Death Benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option. For the chart relating to the death benefit under Contracts issued in the state of Washington, see Appendix A.

Option 1	Option 2	Option 3

The greater of:	The greatest of:	The greatest of:

(1) The Fund Value less any outstanding debt on the date due proof of the Annuitant’s death is received by the Company.	(1) The Fund Value less any outstanding debt on the date due proof of the Annuitant’s death is received by the Company.	(1) The Fund Value less any outstanding debt on the date due proof of the Annuitant’s death is received by the Company.

or (2) The Purchase Payments paid, reduced proportionately by each partial surrender, any surrender charges, any outstanding debt, and plus or minus any market value adjustment.*	or (2) The Purchase Payments paid, reduced proportionately by each partial surrender, any surrender charges, any outstanding debt, and plus or minus any market value adjustment.*	or (2) The Purchase Payments paid, reduced proportionately by each partial surrender, any surrender charges, any outstanding debt, and plus or minus any market value adjustment.*

	or (3) Step Up Value (see description below)	or (3) Step Up Value (see description below)

or (4) Roll Up Value (see description below)

	Plus:	Plus:

	Earnings Increase Death Benefit (see “Earnings Increase Death Benefit” section)	Earnings Increase Death Benefit (see “Earnings Increase Death Benefit” section)

*	In the calculation of the death benefit for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge and any market value adjustment divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For certain Contracts purchased prior to July 22, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant’s death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their Surrender Charges minus any outstanding debt, and plus or minus any market value adjustment.

On the death of the Owner who is not the Annuitant, surrender proceeds are payable.

Step Up Value

On the first Contract Anniversary, the Step Up Value is equal to the Fund Value of the Contract. Thereafter, on each subsequent Contract Anniversary prior to the Annuitant’s 81st birthday, the Step Up Value will be recalculated to equal the greater of:

(a)  the Fund Value on that Contract Anniversary; or

(b)  the Step Up Value most recently calculated

•	reduced proportionately* by any partial surrenders (including surrender charges and any applicable market value adjustments assessed) since the last recalculation anniversary,

•	plus any Purchase Payments made since the last recalculation anniversary.

*	In the calculations of Step Up Value and Roll Up Value, for each partial surrender, the proportionate reduction percentage is equal to the amount of that partial surrender divided by the Fund Value immediately before the partial surrender.

On each Contract Anniversary on or after the annuitant’s 81st birthday, the Step Up Value shall be equal to the step up value on the Contract Anniversary preceding the annuitant’s 81st birthday reduced proportionately by the same percentage that any partial surrenders (including surrender charges and any applicable market value adjustments assessed) reduced your Fund Value since that Contract Anniversary plus any Purchase Payments made since that Contract Anniversary.

The Step Up Value payable on death will be the Step Up Value on the Contract Anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any)

•	Reduced proportionately by any partial surrenders including surrender charges and any applicable market value adjustments assessed since that anniversary,

•	plus any Purchase Payments made since that Contract Anniversary, and

•	less any outstanding debt.

In no event will the Step Up Value payable on death exceed 200% of the total Purchase Payments made:

•	reduced proportionately for each partial surrender (including surrender charges and any applicable market value adjustments assessed) and

•	less any outstanding debt.

Roll Up Value

The Roll Up Value will be calculated as follows. On each Contract Anniversary prior to the Annuitant’s 81st birthday, the Roll Up Value is the total of:

•	Purchase Payments accumulated at an annual interest rate of 5% from the date of the Purchase Payment to the date due proof of the Annuitant’s death is received by the Company but not beyond the most recent contract anniversary prior to the Annuitant’s 81st birthday;

•	plus any Purchase Payments made after the most recent Contract Anniversary prior to the Annuitant’s 81st birthday but before the date due proof of death is received by the Company;

•	less partial surrenders (including surrender charges and any applicable Market Value Adjustments) accumulated at an annual interest rate of 5% from the date of the partial surrender to the date due proof of the Annuitant’s death is received by the Company but not beyond the most recent Contract Anniversary prior to the Annuitant’s 81st birthday;

•	less any partial surrenders made after the most recent Contract Anniversary prior to the Annuitant’s 81st birthday but before the date due proof of the Annuitant’s death is received by the Company; and

•	less any outstanding debt.

On each Contract Anniversary on or after the Annuitant’s 81st birthday, the Roll Up Value shall be equal to the Roll Up Value on the Contract Anniversary preceding the Annuitant’s 81st birthday

•	reduced proportionately by the same percentage that any partial surrenders (including surrender charges and Market Value Adjustments assessed) reduced your Fund Value since that Contract Anniversary;

•	plus any Purchase Payments made since that Contract Anniversary;

•	less any outstanding debt.

The Roll Up Value payable on death will be the Roll Up Value on the Contract Anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any)

•	Reduced proportionately by the same percentage that any partial surrenders (including surrender charges and any applicable market value adjustments assessed) reduced your Fund Value since that Contract Anniversary,

•	plus any Purchase Payments made since that Contract Anniversary, and

•	less any outstanding debt.

In no event will the roll up value payable on death exceed 200% of the total Purchase Payments made:

•	reduced proportionately by the same percentage that any partial surrenders (including surrender charges and any applicable Market Value Adjustments assessed) reduced your Fund Value and;

•	less any outstanding debt.

Earnings Increase Death Benefit

If Option 2 or Option 3 is selected, an additional death benefit, called the Earnings Increase Amount may be added to the applicable Death Benefit otherwise payable under the Contract. The amount of the Earnings Increase depends upon the age of the Annuitant on the Contract’s Effective Date.

If the Annuitant was age 69 or younger on the Contract’s Effective Date, the Earnings Increase Amount is equal to 40% of the lesser of:

(1)  Net Purchase Payments; or

(2)  Fund Value minus Purchase Payments.

If the Annuitant was age 70 or older on the Contract’s Effective Date, the Earnings Increase Amount is equal to 25% of the lesser of:

(1)  Net Purchase Payments; or

(2)  Fund Value minus Purchase Payments.

The payments and values described in (1) and (2) above

(a)  do not include Purchase Payments made during the 12-month period immediately prior to the date due proof of death is received by the Company; and

(b)  reflect any partial surrenders made including any applicable Market Value Adjustment and any surrender charge, and less any outstanding debt.

The Earnings Increase Amount is calculated as of the date due proof of death of the Annuitant (or Secondary Annuitant) prior to the annuity starting date is received by the Company.

There are important things you should consider before you select the Earnings Increase Death Benefit. These include:

•	The Earnings Increase Death Benefit does not guarantee that any amount will be added to your Death Benefit when payable. You bear the investment risk of investing in the subaccounts. Market declines may cause your Fund Value to be less than your Net Purchase Payments. In that event, we will not pay any amount under the Earnings Increase Death Benefit.

•	Once you select the Earnings Increase Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, or even if the investment performance of the portfolios is such that the resulting basic death benefit would be sufficient to meet your needs, we will continue to assess the Earnings Increase Death Benefit charges.

•	Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Increase Death Benefit option, as well as the other aspects of the Contract.

Election and Effective Date of Election

The Owner may elect to have the Death Benefit of the Contract applied under one of four Settlement Options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place

(1)  during the lifetime of the Annuitant, and

(2)  before the annuity payments start.

If no election of a Settlement Option for the Death Benefit is in effect on the date when proceeds become payable, the Beneficiary may elect

(1)  to receive the Death Benefit in the form of a cash payment; or

(2)  to have the Death Benefit applied under one of the Settlement Options.

(See “Settlement Options”.) If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a lump sum cash payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the Death Benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company’s Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the Death Benefit.

Payment of Death Benefit Proceeds

If the Death Benefit proceeds are to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date due proof of death of the Annuitant is received.

The Company may be permitted to postpone such payment from amounts payable from MONY America Variable Account A under the 1940 Act. If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Unless another election is made, the Death Benefit proceeds will be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.

CHARGES AND DEDUCTIONS

The following table summarizes the charges and deductions under the Contract:

Deductions from Purchase Payments

Tax Charge	Range for State and local premium tax — 0% to 3.5%(1). Federal — Currently 0% (Company reserves the right to charge in the future.)

Daily Deductions from MONY America Variable Account A

Mortality & Expense Risk Charge Annual Rate deducted daily from average daily net assets

Option 1

Maximum daily rate — 0.003836%

Maximum annual rate — 1.40%

Option 2

Maximum daily rate — 0.005342%

Maximum annual rate — 1.95%

Option 3

Maximum daily rate — 0.007671%

Maximum annual rate — 2.80%

Deductions from Fund Value

Annual Contract Charge	Maximum Annual Contract Charge

Option 1 — Current charge is $30.	Option 1 — The annual contract charge may be increased to a maximum of $50 on 30 days written notice.

Option 2 — Current charge is $0.	Option 2 — The annual contract charge may be increased to a maximum of $50 on 30 days written notice.

Option 3 — Current charge is $0.	Option 3 — The annual contract charge may be increased to a maximum of $50 on 30 days written notice.

Transaction and Other Charges	Maximum Transaction and Other Charges

Transfer Charge

Option 1 — Current charge is $0.	Option 1 — The Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year which will not exceed $25.

Option 2 — Current charge is $0.	Option 2 — The Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year which will not exceed $25.

Option 3 — Current charge is $0.	Option 3 — The Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year which will not exceed $25.

Surrender Charge Grades from 7% to 0% of Fund Value surrendered based on a schedule	See grading schedule and “Charges and Deductions — Charges Against Fund Value” for details of how it is computed.

Loan Interest Spread	2.5%

(1)	Company currently assumes responsibility; current charge to Owner 0%.

The following provides additional details of the charges and deductions under the Contract.

Please note that the amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.

Deductions from Purchase Payments

Deductions may be made from Purchase Payments for state and local premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future Purchase Payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give notice to each affected Owner.

Charges Against Fund Value

    Daily Deduction from MONY America Variable Account A

Mortality and Expense Risk Charge.    The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. The charge varies based on the benefit option package selected.

Option 1 — For Option 1, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.20% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003288% (guaranteed not to exceed 0.003836%) multiplied by the number of days since the last Business Day.

Option 2—For Option 2, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.70% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004658% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

Option 3—For Option 3, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 2.35% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.80% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.006438% (guaranteed not to exceed 0.007671%) multiplied by the number of days since the last Business Day.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table “a” (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the Step-Up Value, Roll-Up Value and Earnings Increase Death Benefit. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.

If the amount of the mortality and expense risk charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.

Deductions from Fund Value

Annual Contract Charge.    The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual Contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from MONY and such other sources as may be available.

The current amount of the Annual Contract Charge depends upon the benefit option package selected.

Annual Contract Charge

Option 1	Option 2	Option 3

Current charge is $30. The annual contract charge may be increased to a maximum of $50.	Current Charge is $0. The annual contract charge may be increased to a maximum of $50.	Current Charge is $0. The annual contract charge may be increased to a maximum of $50.

The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the Contract Anniversary, starting on the first Contract Anniversary.

If applicable, the Annual Contract Charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the Annual Contract Charge.

Transfer Charge.    Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account with Market Value Adjustment and one or more of the subaccounts (including transfers made by telephone, facsimile or via the web, if permitted by the Company). Although we currently do not charge for transfers, the Company reserves the right to impose a transfer charge for each transfer instructed by the Owner. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract’s Fund Value held in the subaccount(s) or from the Guaranteed Interest Account with Market Value Adjustment from which the first transfer is made.

Surrender Charge.    A contingent deferred sales charge (called a “Surrender Charge”) will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the contract.

The Surrender Charge will never exceed 7% of the total Fund Value. The Surrender Charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY America Variable Account A to cover mortality and expense risks borne by the Company. (See “Mortality and Expense Risk Charge”.)

We impose a Surrender Charge when a surrender is made during the first eight Contract Years if:

(1)  all or a part of the Contract’s Fund Value (See “Surrenders”) is surrendered during the first eight Contract Years, or

(2)  the Fund Value is received at maturity when the annuity payments start during the first eight Contract Years.

A Surrender Charge will not be imposed:

(1)  Against Fund Value surrendered after the eighth Contract Year.

(2)  To the extent necessary to permit the Owner to obtain an amount equal to the Free Partial Surrender Amount (See “Free Partial Surrender Amount”).

(3)  If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See “Settlement Options”). The elimination of a surrender charge in this situation does not apply to contracts issued in the State of Texas.

(4)  Subject to approval within a state, if the Owner is confined in a Nursing Home and the following conditions are met:

(a)  At the time a request for a full or partial surrender is made, the Company receives proof the Owner is currently confined to a Nursing Home and has spent a period of 90 consecutive days in the Nursing Home;

(b)  the confinement must have been prescribed by a physician;

(c)  the 90-day period must have started after the Contract’s first anniversary; and

(d)  the Annuitant is between ages 0-75 at the time the Contract is issued.

Nursing Home* — A facility which

(a)	is licensed by or legally operated in a state as a skilled or intermediate care facility;

(b)	provides 24 hour per day nursing care under the supervision of a registered nurse to persons who do not require hospitalization but who do require care above the level of room and board with assistance;

(c)	is under the supervision of a physician; and

(d)	maintains a daily clinical record of each patient in conformance with a plan of care.

A nursing home does not include a hospital or a facility licensed only to offer supervised or assisted room and board, rest care, care of the aged or treatment of alcoholism, drug addictions or mental or nervous disorders.

*The definition of Nursing Home may vary by state.

In no event will the aggregate Surrender Charge exceed 7% of the Fund Value. Further, in no event will the Surrender Charges imposed, when added to any Surrender Charges previously paid on the Contract, exceed 9% of aggregate Purchase Payments made to date for the Contract. The amount deducted from the Fund Value to cover the Surrender Charge is not subject to the Surrender Charge.

For a partial surrender, the Surrender Charge will be deducted from any remaining Fund Value, if sufficient. If the Fund Value is not sufficient, it will be deducted from the amount surrendered. Any Surrender Charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

No Surrender Charge will be deducted from Death Benefits except as described in “Death Benefit”.

If an existing MONY Master variable annuity contract issued by MONY Life Insurance Company of America is exchanged for this contract, a separate effective date will be assigned to the contract by endorsement for purposes of determining the amount of any Surrender Charge. The Surrender Charge effective date of this Contract with the endorsement will be the effective date of the existing MONY Master variable annuity contract. Your agent can provide further details. We reserve the right to disallow exchanges at any time.

Amount of Surrender Charge.    The amount of the Surrender Charge is equal to a varying percentage of Fund Value during the first 8 Contract Years. The Surrender Charge is determined by multiplying the Surrender Charge Percentage for the Contract Year by the amount of Fund Value requested as follows:

Surrender Charge Percentage Table

# of Contract Anniversaries Since Effective Date	Surrender Charge (as a percentage of Fund Value surrendered)

0	7%

1	7

2	6

3	6

4	5

5	4

6	3

7	2

8 (or more)	0

The amount of the Surrender Charge is in addition to any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. See “Guaranteed Interest Account with Market Value Adjustment — Surrenders” and the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.

Free Partial Surrender Amount.    The surrender charge may be reduced by using the Free Partial Surrender Amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

(1)  For Qualified Contracts, (other than Contracts issued for IRA and SEP-IRA), an amount up to the greater of:

(a)  $10,000 (but not more than the Contract’s Fund Value), or

(b)  10% of the Contract’s Fund Value (at the beginning of the Contract year, except if the surrender is requested during the first Contract Year, then 10% of the Contract’s Fund Value at the time the surrender is requested)

may be received in each Contract Year without a Surrender Charge.

(2)  For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Fund Value at the beginning of the Contract Year of the Contract (except if the surrender is requested during the first contract Year, then 10% of the contract’s Fund Value at the time the surrender is requested) may be received in each Contract Year without a surrender charge.

Contract Fund Value here means the Fund Value at the beginning of the contract year in the subaccounts (and the Guaranteed Interest Account with Market Value Adjustment not the loan account). This reduction of Surrender Charge does not affect any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. See “Guaranteed Interest Account with Market Value Adjustment — Surrenders” and the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.

Taxes

Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See “Federal Tax Status”.)

Investment Advisory and Other Fees

Each portfolio in which the Variable Account invests incurs certain fees and charges. To pay for these fees and charges, the portfolio makes deductions from its assets. The portfolio expenses are described more fully in each Fund Prospectus.

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of Contract benefits through the fees and charges imposed under the Contracts. See “Distribution of the Contracts” for more information.

ANNUITY PROVISIONS

Annuity Payments

Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be

(1)  no earlier than the Contract Anniversary after the Annuitant’s 10th birthday, or no earlier than the Contract Anniversary after the Annuitant’s 7th birthday for Guaranteed Minimum Annuity payments that are available under Option 3 (See “Guaranteed Minimum Annuity Payments”), and

(2)  no later than the Contract Anniversary after the Annuitant’s 95th birthday.

The minimum number of years from the Effective Date to the start of annuity payments is 10, or 7 for Guaranteed Minimum Annuity payments that are available under Option 3 (See “Guaranteed Minimum Annuity Payments”). While the Annuitant is living, the date when annuity payments start may be:

(1)  Advanced to a date that is not earlier than the 10th Contract Anniversary, or advanced to a date that is not earlier than the 7th Contract Anniversary for Guaranteed Minimum Annuity payments that are available under Option 3 (See “Guaranteed Minimum Annuity Payments”).

(2)  Deferred from time to time by the Owner by written notice to the Company.

The date when annuity payments start will be advanced or deferred if:

(1)  Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

(2)  The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant’s 95th birthday.

The change will be effective as of the date we receive your written request at our Operations Center. You do not need to return the Contract for us to make the change unless we ask for it.

A particular retirement plan may contain other restrictions. For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.

Under Option 1 and Option 2 (and under Option 3 where the Guaranteed Minimum Annuity Payments are not greater than annuity payments provided by the Contract’s Fund Value or Cash Value, as applicable), when annuity payments start, unless Settlement Option 3 or 3A is elected, the Contract’s Cash Value, less any state and local taxes which may be imposed upon annuitization, will be applied to provide an annuity or any other option previously chosen by the owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract’s Fund Value (less any state taxes imposed upon annuitization) will be applied to provide an annuity.

A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract’s surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the Settlement Option elected.

Guaranteed Minimum Annuity Payments*

Under Option 3, Guaranteed Minimum Annuity Payments are available. If certain conditions are met, a guaranteed minimum value called the “Guaranteed Annuitization Value” may be used to provide annuity payments that are greater than the annuity payments that would be provided by the Fund Value described in the Contract.

The Guaranteed Annuitization Value is

•	the sum of all net Purchase Payments made, plus

•	interest accumulated at an annual rate of 5% (interest is credited from the date we receive the Purchase Payment to the Contract anniversary prior to the Annuitant’s 81st birthday),

•	reduced proportionately for each partial surrender including any Surrender Charges and Market Value Adjustments, if applicable.

The Guaranteed Annuitization Value provides annuity payments based on the 1983 Table “a”, Projection Scale “G” with 3% interest.

In no event can the Guaranteed Annuitization Value exceed 200% of the net Purchase Payments made,

•	reduced proportionately for each partial surrender, including any Surrender Charges and any Market Value Adjustments, if applicable, and less

•	any outstanding debt.

To apply the Guaranteed Annuitization Value to provide annuity payments, the following conditions must be met:

(1)  The Contract must have been in force for at least 7 years.

(2)  The Annuitant must have attained age 60.

(3)  The annuitization must be elected within 30 days after a Contract anniversary.

(4)  Settlement Option 3 or 3A must be elected. (See “Settlement Options”).

(5)  The entire amount of Guaranteed Annuitization Value must be used to provide annuity payments.

Once annuity payments provided by the Guaranteed Annuitization Value begin, no withdrawals may be made.

The availability of Guaranteed Minimum Annuity Payments under Option 3 or 3A, does not limit the Owner’s right to start annuity payments using the Contract’s Cash Value or the Contract’s Fund Value, as applicable, at any other time as permitted under the Contract.

*	Guaranteed Minimum Annuity Payments are not available under Contracts issued in the state of Washington.

Election and Change of Settlement Option

Instead of being paid in a single sum, you may elect to receive any death or surrender proceeds from the Contract in the form of a Settlement Option. During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect

•	one or more of the Settlement Options described below, or

•	another settlement option as may be agreed to by the Company.

The Owner may also change any election while the Annuitant is living if written notice of the change is received by the Company at its Operations Center prior to the start of annuity payments. If no election is in effect when annuity payments start, a lump sum payment will be considered to have been elected. For contracts issued in the State of Texas, if no election is in effect when annuity payments start, Settlement Option 3 with a period certain of 10 years will be considered to have been elected.

Settlement Options may also be elected by the Owner or the Beneficiary as provided in the Death Benefit and Surrender sections of this prospectus. (See “Death Benefit” and “Surrenders”.)

Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

Settlement Options

Proceeds settled under the Settlement Options listed below or otherwise currently available will not participate in the investment experience of MONY America Variable Account A. Unless you elect Settlement Option 1, you cannot change Settlement Options once settlement payments begin.

Settlement Option 1 — Interest Income:    The Company holds the proceeds and credits interest earned on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. This Option will continue until the earlier of the date the payee dies or the date you elect another Settlement Option.

Settlement Option 2 — Income for Specified Period:    Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company’s option, be increased by additional interest each year.

Settlement Option 3 — Single Life Income:    Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

Settlement Option 3A — Joint Life Income:    Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor’s monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income, depending on the election made at the time of settlement. If the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

Settlement Option 4 — Income of Specified Amount:    Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table “a” (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.

Frequency of Annuity Payments

At the time the Settlement Option is chosen, the payee may request that it be paid:

•	Quarterly

•	Semiannually

•	Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any Settlement Option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.

Additional Provisions

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant’s age has been misstated, the amount payable will be the amount that would have been provided under the Settlement Option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant’s death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient’s being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

The Contracts described in this Prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant’s sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.

OTHER PROVISIONS

Ownership

The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person so designated in the application, unless:

(1)  A change in Owner is requested, or

(2)  A successor owner becomes the Owner.

The Owner may name a successor owner or a new Owner at any time. If the Owner dies, the successor owner, if living, becomes the Owner. Any request for change must be

(1)  made in writing, and

(2)  received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Owner or successor owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax advisor prior to changing Owners.

Provision Required by Section 72(s) of the Code

The Contract under a Non-Qualified Plan will be surrendered as of the Owner’s death if:

(1)  The Owner dies before the start of annuity payments, and

(2)  The Owner’s spouse is not the successor owner as of the date of the Owner’s death.

Satisfactory proof of death must be provided to the Company.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

The surrender proceeds may be paid over the life of the successor owner if

(1)  the successor owner is the Beneficiary, and

(2)  the successor owner chooses that option.

Payments must begin no later than one year after the date of death. If the successor owner is a surviving spouse, then the surviving spouse will be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract.

If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner’s death.

Provision Required by Section 401(a)(9) of the Code

The entire interest of a Qualified Retirement Plan participant in the Contract generally will be distributed to the Owner or his/her Designated Beneficiary. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70 1/2. The interest is distributed

(1)  over the life of such Participant, or

(2)  the lives of such Participant and Designated Beneficiary.

If (i) required minimum distributions have begun, and (ii) the Participant dies before the Owner’s entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant’s death. The Contract generally will be surrendered as of the Participant’s death if

(1)  the Participant dies before the start of such distributions, and

(2)  there is no designated Beneficiary.

The surrender proceeds generally must be distributed within 5 years after the date of death. But, the surrender proceeds may be paid over the life of any Designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the December 31 following the Participant’s death. If the Designated Beneficiary is the surviving spouse of the Participant, distributions will begin not earlier than the December 31 following the date on which the Participant would have attained age 70 1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan.

It is the Owner’s responsibility to assure that distribution rules imposed by the Code will be met. Qualified Plan Contracts include those qualifying for special treatment under Sections 401, 408 and 408A of the Code.

Secondary Annuitant

Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made only once before annuitization, either

(1)  in the application for the Contract, or

(2)  after the Contract is issued, by written notice to the Company at its Operations Center.

You cannot change the Secondary Annuitant, but you can delete the Secondary Annuitant. The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to

(1)  any payment made by the Company, or

(2)  action taken by the Company before the receipt of the notice at the Company’s Operations Center.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant’s 95th birthday.

On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

(1)  The death of the Annuitant must have occurred before the Annuity Starting Date;

(2)  The Secondary Annuitant is living on the date of the Annuitant’s death;

(3)  If the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant’s spouse; and

(4)  If the date annuity payments start is later than the Contract Anniversary nearest the Secondary Annuitant’s 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

Effect of Secondary Annuitant’s Becoming the Annuitant.    If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant’s death, the Beneficiary will be automatically changed to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Secondary Annuitant’s executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.

Assignment

The Owner may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, an Owner should consult a competent tax advisor before assigning the Contract.

Change of Beneficiary

So long as the Annuitant is living, the Owner may change the Beneficiary or Successor Beneficiary. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt of the request at its Operations Center.

Substitution of Securities

The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if

(1)  the shares of any portfolio of the Funds is no longer available for investment by MONY America Variable Account A, or

(2)  in the judgment of the Company’s Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the Arizona Insurance Department. We also will obtain any other required approvals.

Change in Operation of MONY America Variable Account A

To the extent permitted by applicable law, MONY America Variable Account A (i) may be operated as a management company under the 1940 Act,(ii) may be deregistered under the 1940 Act in the event the registration is no longer required, or (iii) may be combined with any of our other MONY America Separate Accounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

VOTING RIGHTS

All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.

To the extent required by law, the Company will vote the shares of each of the Funds held in MONY America Variable Account A (whether or not attributable to Owners).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.

DISTRIBUTION OF THE CONTRACTS

MONY Securities Corporation (“MSC”), a New York corporation organized on September 26, 1969 which is a wholly-owned subsidiary of MONY, will act as the principal underwriter of the Contract pursuant to an underwriting agreement with the Company. MSC’s principal business address is 1740 Broadway, New York, New York 10019. MSC is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers (“NASD”). The Contract is sold by individuals who are registered representatives of MSC and who are licensed as life insurance agents for the Company. The Contract may also be sold through other broker-dealers that are members of the NASD authorized by MSC and applicable law to do so. After issue of the Contracts, registered representatives will earn a commission. Commissions are based on a percentage of purchase payments paid and total assets in the Contract. After issue of the Contracts, registered representatives will earn a commission not to exceed 6.5% plus annual asset based trails of 0.25% of the Fund Value beginning in the 2nd Contract Year. For Contracts issued to owners ages 80 and up, all commission and trail rates will be halved. Registered representatives may also receive other benefits based on the amount of earned commissions. Because registered representatives are also insurance agents of the Company, they are eligible for various cash benefits, such as bonuses, insurance benefits, and financing arrangements, and non-cash compensation programs that the Company offers such as conferences, trips, prizes and awards. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotion literature and similar services. Additional compensation may be paid for persistency, sales quality, and contract size and for other services not directly related to the sale of the Contract.

We offer the Contracts on a continuing basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

More information about MSC and its registered representatives is available at http://www.nasdr.com or by calling 1(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

The Company will receive 12b-1 fees from certain of the Funds as compensation for providing certain shareholder support services.

MSC may enter into selling agreements with other broker dealers that are members of the NASD and whose representatives are authorized by applicable law to sell variable annuity contracts. Commissions paid to these broker dealers for their representatives will not exceed the commissions described above. The selling agreement does not restrict these broker dealers from retaining a portion of commissions. MSC is also affiliated with the following broker dealers: Advest, Inc., Boston Advisors, Inc. and Matrix Private Equities, Inc.

We intend to recapture commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments are not charged directly to the Contractowners or the Variable Account.

MSC receives fees for the sale of variable annuity contracts. In 2003, MSC received, in aggregate, fees of $28,436,499.

MSC also acts as principal underwriter for other variable products and distributes non-proprietary variable products and mutual funds.

FEDERAL TAX STATUS

Introduction

The Contract described in this prospectus is designed for use by retirement plans that may or may not qualify for favorable tax treatment under the provisions of Section 401, 408, 408A and 457 of the Code (“Qualified Plans”). The ultimate effect of federal income taxes on

•	the value of the Contract’s Fund Value,

•	annuity payments,

•	death benefit, and

•	economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

•	the type of retirement plan for which the Contract is purchased, and

•	the tax and employment status of the individual concerned.

The following discussion of the treatment of the Contract and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company’s understanding of current federal income tax laws, and is not intended as tax advice. Any person considering the purchase of a Contract should consult a qualified tax adviser. A more detailed description of the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. The Company does not make any guarantee regarding any tax status, federal, state, or local, of any Contract or any transaction involving the Contract.

Tax Treatment of the Company

Under existing federal income tax laws, the income of MONY America Variable Account A, to the extent that it is applied to increase reserves under the Contract, is substantially nontaxable to the Company.

Taxation of Annuities in General

The Contract offered by this prospectus is designed for use in connection with Qualified Plans and Non-Qualified Plans. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Plans if the Owner is other than a natural person unless the contract is held as an agent for a natural person. Annuity payments (other than to trustees of qualified retirement plans or tax-exempt trusts) made under a Contract are generally taxable to the annuitant as ordinary income except to the extent of

•	Participant after-tax contributions (in the case of Qualified Plans), or

•	Owner contributions (in the case of Non-Qualified Plans).

Owners, Annuitants, and Beneficiaries should seek advice from their own tax consultants about the tax consequences of distributions, withdrawals, and payments under the retirement plans in connection with which the Contract is purchased.

The Company will withhold and remit to the United States Government and, where applicable, to state and local governments, part of the taxable portion of each distribution made under a Contract unless the Owner or Annuitant

(1)  provides his or her taxpayer identification number to the Company, and

(2)  notifies the Company that he or she chooses not to have amounts withheld.

Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to, transfers, including gratuitous transfers, and pledges of the contract are treated the same as distributions. Distributions from all annuity contracts issued during any calendar year by the same company (or an affiliate) to the Owner (other than those issued to qualified retirement plans) in the same year will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules affects Qualified Plans.

Distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements (“IRAs”), generally will be subject to mandatory federal income tax withholding unless they either are:

(1)  Part of a series of substantially equal periodic payments (at least annually) for

(a)  the participant’s life or life expectancy,

(b)  the joint lives or life expectancies of the participant and his/her beneficiary,

(c)  or a period certain of not less than 10 years;

(2)  Required by the Code upon the participant’s attainment of age 70½ or death; or

(3)  Hardship distributions.

Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant’s interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and penalty tax.

Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.

Retirement Plans

The Contract described in this Prospectus currently is designed for use with the following types of retirement plans:

(1)  Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

(2)  Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to Section 408(k);

(3)  Roth IRAs permitted by Section 408A of the Code;

(4)  Deferred compensation plans provided by certain governmental entities and tax-exempt organizations under Section 457; and

(5)  Non-Qualified Plans.

The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

ADDITIONAL INFORMATION

This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission’s principal office in Washington, D.C., upon payment of the fees prescribed by the Commission or by accessing the SEC’s website at http://www.sec.gov.

For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes financial statements relating to the Company), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this Prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.

LEGAL PROCEEDINGS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or MONY America Variable Account A.

Recently, there has been a significant increase in federal and state regulatory activity in the financial services industry relating to numerous issues, including market timing and late trading of mutual fund and variable insurance products. The Company, like many others in the financial services industry, has received requests for information from the SEC seeking documentation and other information relating to these issues. In addition, the SEC recently advised the Company of its plan to conduct an on-site examination of the Company’s variable annuities separate account. The Company has been responding to these requests and continues to cooperate fully with the regulators.

FINANCIAL STATEMENTS

The audited financial statements of MONY America Variable Account A and the Company are set forth in the Statement of Additional Information.

These financial statements have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

OF

STATEMENT OF ADDITIONAL INFORMATION

May 3, 2004

Item	Page

MONY Life Insurance Company of America	(1)

Legal Opinion	(1)

Independent Accountants	(1)

Federal Tax Status	(1)

Performance Data	(5)

Financial Statements	(21)

Index to Financial Statements	F-1

If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:

MONY Life Insurance Company of America

Policyholder Services

One MONY Plaza

P. O. Box 4720

Syracuse, New York 13221

1-800-487-6669

Your name

Address

City	State	Zip

Please send me a copy of the MONY America Variable Account A Statement of Additional Information.

333-72632

APPENDIX A

BENEFIT OPTION PACKAGES, TABLE OF FEES, EXAMPLES AND CHARGES AND DEDUCTIONS FOR CONTRACTS ISSUED IN THE STATE OF WASHINGTON

SUMMARY OF THE CONTRACT

Benefit Option Packages

There are two benefit option packages available under the Contract. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.

	Option 1	Option 2

Mortality and Expense Risk Charge	Current annual rate—1.20% Maximum annual rate—1.40%	Current annual rate—1.70% Maximum annual rate—1.95%

Death Benefit on Death of Annuitant	The greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant’s death is received by the Company.	The greatest of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant’s death is received by the Company.
	or (2) The Purchase Payments paid, reduced proportionately by each partial surrender, any Surrender Charges, any outstanding debt and plus or minus any market value adjustment.*	or (2) The Purchase Payments paid, reduced proportionately by each partial surrender, any Surrender Charges, any outstanding debt and plus or minus any market value adjustment.*
or (3) Step Up Value (See “Death Benefit”)

Minimum Initial Purchase Payment	Qualified Contracts—The minimum purchase payment for qualified plans is the same for both options. See “Detailed Information about the Policy”. Non-Qualified Contracts—$5,000	Qualified Contracts—The minimum purchase payment for qualified plans is the same for both options. See “Detailed Information about the Policy”. Non-Qualified Contracts—$10,000

Issue Age	Qualified Contracts—0-80 Non-Qualified Contracts—0-80	Qualified Contracts—0-79 Non-Qualified Contracts—0-79

Annual Contract Charge	Current charge is $30.	Current charge is $0. The annual contract charge may be increased to a maximum of $30 on 30 days written notice.

*	In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge and any market value adjustment divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender.

For certain Contracts purchased prior to July 22, 2003 , the death benefit is greater of: (1) the Fund Value less any Outstanding Debt on the date due proof of the Annuitant’s death is received by the Company, or (2) the Purchase Payments paid, less any partial surrenders and their surrender charges, less any outstanding debt and plus or minus any market value adjustment.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer fund value between investment options. State premium taxes may also be deducted.

Contractowner Transaction Expenses:
Maximum Deferred Sales Load (Surrender Charge) (as a percentage of purchase payments surrendered)	7%(1)
Loan Interest Spread (effective annual rate)	2.50%(2)
Maximum Transfer Charge	$25(3)

The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.

Maximum Annual Contract Charge	$30(4)

Separate Account Annual Expenses (as a percentage of average Fund value in the Variable Account):

Option 1

Maximum Mortality and Expense Risk Fees	1.40%(5)

Total Separate Account Annual Expenses	1.40%(5)

Option 2

Maximum Mortality and Expense Risk Fees	1.95%(6)

Total Separate Account Annual Expenses	1.95%(6)

(1)	The Surrender Charge percentage, which reduces to zero, is determined under a Surrender Charge schedule. See “Deductions from Fund Value — Amount of Surrender Charge.”

The Surrender Charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of the Surrender Charge. See “Charges against Fund Value — Free Partial Surrender Amount”.

(2)	The loan interest spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the loan account to secure loans.

(3)	The Transfer Charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year, which will not exceed $25 (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). See “Deductions from Fund Value — Transfer Charge”.

(4)	The Annual Contract Charge for Option 1 is currently $30. The Annual Contract Charge for Option 2 is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $30 per Contract Year. See “Deductions from Fund Value — Annual Contract Charge”.

(5)	The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.20% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40%) from the value of the net assets of MONY America Variable Account A.

(6)	The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.70% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of MONY America Variable Account A.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2003. You may pay portfolio company operating expenses periodically during the time that you own the Contract. More detail concerning each Fund portfolio company’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Fund Portfolio Operating Expenses	Minimum	Maximum

(expenses that are deducted from portfolio company assets, including management fees, distribution and/or services fees (12b-1 fees), and other expenses)	0.52%	1.98%

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2003.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. The Example assumes the minimum and maximum fees and expenses of any of the Fund portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.	a.	If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):

	1 year	3 years	5 years	10 years

Option 1	$831	$1,156	$1,494	$2,095

Option 2	$873	$1,282	$1,707	$2,554

b.	If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):

	1 year	3 years	5 years	10 years

Option 1	$968	$1,568	$2,185	$3,540

Option 2	$1,009	$1,689	$2,383	$3,932

2.	a.	If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):

	1 year	3 years	5 years	10 years

Option 1	$181	$560	$964	$2,095

Option 2	$225	$694	$1,190	$2,554

b.	If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):

	1 year	3 years	5 years	10 years

Option 1	$327	$998	$1,693	$3,540

Option 2	$370	$1,126	$1,902	$3,932

3.	a.	If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund portfolios):

	1 year	3 years	5 years	10 years

Option 1	$968	$998	$1,693	$3,540

Option 2	$1,009	$1,126	$1,902	$3,932

b.	If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):

	1 year	3 years	5 years	10 years

Option 1	$831	$560	$964	$2,095

Option 2	$873	$694	$1,190	$2,554

4.	a.	If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2, or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):

	1 year	3 years	5 years	10 years

Option 1	$968	$1,568	$2,185	$3,540

Option 2	$1,009	$1,689	$2,383	$3,932

b.	If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2, or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):

	1 year	3 years	5 years	10 years

Option 1	$831	$1,156	$1,494	$2,095

Option 2	$873	$1,282	$1,707	$2,554

DETAILED INFORMATION ABOUT THE CONTRACT

Payment and Allocation of Purchase Payments

Issue Ages

The issue ages for the two benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 85. The maximum issue age of the Annuitant for Option 2 is 79.

	Option 1	Option 2

Issue Ages	0-85	0-79

DEATH BENEFIT

Death Benefit Provided by the Contract

The Death Benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option.

Option 1	Option 2

The greater of:	The greatest of:

(1) The Fund Value less any outstanding debt on the date due proof of the Annuitant’s death is received by the Company.	(1) The Fund Value less any outstanding debt on the date due proof of the Annuitant’s death is received by the Company.

or (2) The Purchase Payments paid, reduced proportionately by each partial surrender and their Surrender Charges, any Outstanding Debt and plus or minus any market value adjustment.*	or (2) The Purchase Payments paid, reduced proportionately by each partial surrender and their Surrender Charges, less any Outstanding Debt and plus or minus any market value adjustment.*

or (3) Step Up Value (See “Step Up Value” in the Prospectus)

*	In the calculations of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any Surrender Charge and any market value adjustment divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For certain Contracts purchased prior to July 22, 2003, the death benefit is the greater of: (1) the Fund Value less any outstanding debt on the date due proof of the Annuitant’s death is received by the Company, or (2) the Purchase Payments paid, less any partial surrenders and their Surrender Charges, less any outstanding debt and plus or minus any market value adjustment.

CHARGES AND DEDUCTIONS

The following table summarizes the charges and deductions under the Contract:

Deductions from Purchase Payments

Tax Charge	Range for State and local premium tax — 0% to 3.5%(1). Federal — Currently 0% (Company reserves the right to charge in the future.)

Daily Deductions from MONY America Variable Account A

Mortality & Expense Risk Charge Annual Rate deducted daily from net assets	Option 1 Maximum daily rate — 0.003836% Maximum annual rate — 1.40% Option 2 Maximum daily rate — 0.005342% Maximum annual rate — 1.95%

Deductions from Fund Value

Annual Contract Charge	Maximum Annual Contract Charge

Option 1 — Current charge is $30.	Option 1 — The maximum annual contract charge is $30.

Option 2 — Current charge is $0.	Option 2 — The annual contract charge may be increased to a maximum of $30 on 30 days written notice.

Transaction and Other Charges	Maximum Transaction and Other Charges

Transfer Charge

Option 1 — Current charge is $0.	Option 1 — The Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year which will not exceed $25.

Option 2 — Current charge is $0.	Option 2 — The Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year which will not exceed $25.

Surrender Charge Grades from 7% to 0% of Fund Value surrendered based on a schedule	See grading schedule and “Charges and Deductions — Charges Against Fund Value” for details of how it is computed.

Loan Interest Spread	2.5%

(1)	Company currently assumes responsibility; current charge to Owner 0%.

Please note that the amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.

Deductions from Purchase Payments

Deductions may be made from Purchase Payments for state and local premium taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give notice to each affected Owner.

Charges Against Fund Value

Daily Deduction from MONY America Variable Account A

Mortality and Expense Risk Charge.    The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. The charge varies based on the benefit option package selected. The mortality and expense risk charge will not be deducted from the Guaranteed Interest Account.

Option 1 — For Option 1, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.20% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONYAmerica Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003288% (guaranteed not to exceed 0.003836%) multiplied by the number of days since the last Business Day.

Option 2 — For Option 2, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.70% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004658% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table “a” (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the Step-Up Value. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.

If the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.

Deductions from Fund Value

Annual Contract Charge.    The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An Annual Contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself.

The current amount of the Annual Contract Charge depends upon the benefit option package selected.

Annual Contract Charge

Option 1	Option 2

Current charge is $30.	Current charge is $0.

The maximum annual contract charge is $30.	The annual contract charge may be increased to a maximum of $30.

The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the contract anniversary, starting on the first contract anniversary.

If applicable, the Annual Contract Charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the Annual Contract Charge.

MONY Variable Annuity

MONY AMERICA VARIABLE ACCOUNT A

STATEMENT OF ADDITIONAL INFORMATION

DATED May 3, 2004

INDIVIDUAL FLEXIBLE PAYMENT

VARIABLE ANNUITY CONTRACT

issued by

MONY LIFE INSURANCE COMPANY OF AMERICA

This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 3, 2004 for the Individual Flexible Payment Variable Annuity Contract (“Contract”) issued by MONY Life Insurance Company of America (“Company”). The prospectus is available, at no charge, by writing the Company at Policyholder Services, One MONY Plaza, P.O. Box 4720, Syracuse, New York 13221 or by calling 1-800-487-6669.

Item	Page

MONY Life Insurance Company of America	(1)

Legal Opinion	(1)

Independent Accountants	(1)

Federal Tax Status	(2)

Financial Statements	(21)

Index to Financial Statements	F-1

333-72632

MONY LIFE INSURANCE COMPANY OF AMERICA

MONY Life Insurance Company of America (“Company”), is a stock life insurance company organized in the state of Arizona. The Company is the corporate successor of Vico Credit Life Insurance Company, incorporated in Arizona on March 6, 1969, re-named Vico Life Insurance Company on July 7, 1972, and re-named Consumers National Life Insurance Company on December 22, 1977. The Mutual Life Insurance Company of New York purchased Consumers National Life Insurance Company on December 10, 1981 and changed the corporate name of Consumers National Life Insurance Company to MONY Life Insurance Company of America. The Company is currently licensed to sell life insurance in 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands, and Puerto Rico.

The Company is a wholly-owned subsidiary of MONY Life Insurance Company (“MONY”). MONY was organized as a mutual life insurance company under the laws of the state of New York in 1842. MONY converted to a stock life insurance company in November 1998 through demutualization and assumed its present name at that time. In addition, MONY became a wholly-owned subsidiary of The MONY Group Inc. at that time. The principal offices of both MONY and the Company are at 1740 Broadway, New York, New York 10019. MONY had consolidated assets at the end of 2003 of approximately $21.0 billion. As of December 31, 2003, MONY’s investment in the Company was $765.6 million. MONY intends from time to time to make additional capital contributions to the Company as needed to enable it to meet its reserve requirements and expenses in connection with its business. Generally, MONY is under no obligation to make such contributions, and its assets do not back the benefits payable under the Contract.

The Company has a service agreement with MONY whereby MONY provides the Company with such personnel, facilities, etc., as are reasonably necessary for the conduct of the Company’s business. These services are provided on a cost reimbursement basis. The Company intends to administer the Contract itself utilizing the services provided by MONY as a part of the Service Agreement.

During 2003, the Company paid MONY $149.4 million, for all services provided under the Service Agreement.

LEGAL OPINION

Legal matters relating to federal securities laws applicable to the issue and sale of the Contract and all matters of Arizona law pertaining to the Contract, including the validity of the Contract and the Company’s right to issue the Contract, have been passed upon by Arthur D. Woods, Esq., Vice President — Variable Products and Broker-Dealer Operations Counsel, MONY.

INDEPENDENT ACCOUNTANTS

The audited financial statements for each of the subaccounts of MONY America Variable Account A and the Company included in this Statement of Additional Information and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP’s office is located at 1177 Avenue of the Americas, New York, New York, 10036.

FEDERAL TAX STATUS

Introduction

The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the “Code”). The ultimate effect of federal income taxes on the

(1)

Contract value, on annuity payments, and on the economic benefit to the Owner, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice.

Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company’s understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Owners, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender, a death benefit, an assignment or gift of the Contract, or as annuity payments.

Surrenders, Death Benefits, Assignments and Gifts

An Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of non-deductible employee contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Owner’s cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant’s death, different tax rules apply. (See “Annuity Payments” below.)

Partial surrenders received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Fund Value exceeds Purchase Payments less prior non-taxable distributions, and the balance is treated as a non-taxable return of principal to the Owner. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment. Because of the cost basis of Qualified Contracts generally being zero, partial surrender amounts will generally be fully taxed as ordinary income.

An Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. An Owner who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse (or ex-spouse pursuant to divorce settlement) is treated for income tax purposes as if he or she had fully surrendered the Contract.

Annuity Payments

The non-taxable portion of each annuity payment is determined by an “exclusion ratio” formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.

(2)

Penalty Tax

Payments received by Owners, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59½; (b) in a series of substantially equal annual or more frequent payments made for life or life expectancy following separation from service; (c) after the death of the Owner (or, where the Owner is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under the plan after the taxpayer’s attainment of age 55; (f) pursuant to a Qualified Domestic Relations Order; or (g) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and exceptions (e), (f) and (g) do not apply to Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts allocable to investment in the Contract before August 16, 1982. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first home purchases and for eligible higher education expenses.

Income Tax Withholding

The Company generally is required to withhold federal, and, where applicable, state, income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

Additionally, distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements (“IRAs”), generally will be subject to mandatory federal income tax withholding unless they either are:

1.  Part of a series of substantially equal periodic payments (at least annually) for the participant’s life or life expectancy, the joint lives or life expectancies of the participant and his/ her beneficiary, or a period certain of not less than 10 years,

2.  Required by the Code upon the participant’s attainment of age 70½ or death, or

3.  A “hardship” distribution.

Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant’s interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and excise tax penalties.

Diversification Standards

The United States Secretary of the Treasury has the authority to set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Secretary of the Treasury has issued certain regulations. Further regulations may be issued. The Funds are designed to be managed to meet the diversification requirements for the Contract as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract.

The Treasury Department and the IRS may issue regulations or revenue rulings that will prescribe the circumstances in which an Owner’s control of the investments of a segregated asset account may cause the Owner, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations or revenue rulings could impose requirements that are not reflected in the Contract. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. Since the regulations or revenue rulings have not been issued, there can be no assurance as to the content of such regulations or revenue rulings or even whether application of the regulations or revenue rulings will be prospective. For these reasons, Owners are urged to consult with their own tax advisers.

(3)

Qualified Plans

The Contract is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Moreover, many of these tax rules were changed by the Tax Reform Act of 1986. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.

H.R. 10 Plans

“H.R. 10” or “Keough” plans permit self-employed individuals to establish Qualified Retirement Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. In addition, such plans are limited by law to maximum permissible contributions, distribution dates, and tax rates applicable to distributions. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.

Individual Retirement Accounts and Annuities

Section 408 of the Code permits eligible individuals to contribute to individual retirement programs known as “Individual Retirement Accounts” and “Individual Retirement Annuities.” These Individual Retirement Accounts and Annuities (“IRAs”) are subject to limitations on the amounts which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into certain types of IRAs and distributions from the latter may be placed in the former. There are Traditional, Roth and SIMPLE IRAs, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRAs by establishing Simplified Employee Pension (“SEP”) plans.

Corporate Pension and Profit-Sharing Plans

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.

Certain Governmental Entities

Section 457 of the Code permits certain governmental entities and tax-exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.

(4)

FINANCIAL STATEMENTS

The audited financial statements of MONY America Variable Account A and the Company are set forth herein.

These financial statements have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

(5)

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

[THIS PAGE INTENTIONALLY LEFT BLANK]

Report of Independent Auditors

To the Board of Directors of

MONY Life Insurance Company of America and the

Contractholders of Subaccounts of MONY America Variable Account A

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account A at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of MONY Life Insurance Company of America’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the underlying funds’ transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 14, 2004

MONY AMERICA

Variable Account A

STATEMENT OF ASSETS & LIABILITIES

December 31, 2003

	Enterprise Capital Appreciation Portfolio	Enterprise Deep Value Portfolio	Enterprise Equity Portfolio	Enterprise Equity Income Portfolio
Assets

Shares held in respective Funds	6,212,191	100,431	9,950,362	7,302,120

Investments at cost	$45,396,876	$1,132,598	$251,682,108	$36,229,405

Investments in respective Funds, at net asset value	$39,074,683	$1,225,261	$186,270,780	$38,482,172

Amount due from MONY America	1,443	4,784	4,147	53,909

Amount due from respective Funds	58,271	1,863	287,271	49,440

Total Assets	39,134,397	1,231,908	186,562,198	38,585,521

Liabilities

Amount due to MONY America	58,271	1,863	287,271	49,440

Amount due to respective Funds	1,443	4,784	4,147	53,909

Total Liabilities	59,714	6,647	291,418	103,349

Net Assets	$39,074,683	$1,225,261	$186,270,780	$38,482,172

Unit Values:

MONY Master			$40.34

MONY Value Master

MONY Custom Master	$12.34	$12.04	8.96	$10.41

MONY Variable Annuity Option 1		11.23		10.75

MONY Variable Annuity Option 2		11.16		9.94

MONY Variable Annuity Option 3		11.14		9.82

MONY Variable Annuity L Share Option 1				12.65

MONY Variable Annuity L Share Option 2

MONY Variable Annuity L Share Option 3				12.01

MONY Variable Annuity C Share Option 1				12.65

MONY Variable Annuity C Share Option 2				12.08

MONY Variable Annuity C Share Option 3				12.01

Units Outstanding*

MONY Master			2,742,084

MONY Value Master

MONY Custom Master	3,166,647	42,816	8,435,080	2,990,192

MONY Variable Annuity Option 1		18,857		239,493

MONY Variable Annuity Option 2		23,260		268,992

MONY Variable Annuity Option 3		21,404		210,340

MONY Variable Annuity L Share Option 1				655

MONY Variable Annuity L Share Option 2

MONY Variable Annuity L Share Option 3				366

MONY Variable Annuity C Share Option 1				2,856

MONY Variable Annuity C Share Option 2				487

MONY Variable Annuity C Share Option 3				179

*	Units outstanding have been rounded for presentation purposes.

See notes to financial statements.

Enterprise Growth and Income Portfolio	Enterprise Growth Portfolio	Enterprise Global Socially Responsive Portfolio	Enterprise High-Yield Portfolio	Enterprise International Growth Portfolio	Enterprise Multi-Cap Growth Portfolio	Enterprise Managed Portfolio

19,846,837	42,904,381	84,024	14,035,358	7,544,368	7,050,949	28,344,518

$113,570,742	$236,232,825	$786,678	$62,991,604	$34,435,485	$88,403,747	$712,038,349

$99,035,715	$199,076,329	$909,984	$67,650,424	$34,025,101	$52,247,532	$517,854,349

41,857	52,338	13,051	14,289	28,889	27,219	37,087

233,715	384,396	2,008	82,283	60,719	130,653	812,994

99,311,287	199,513,063	925,043	67,746,996	34,114,709	52,405,404	518,704,430

233,715	384,396	2,008	82,283	60,719	130,653	812,994

41,857	52,338	13,051	14,289	28,889	27,219	37,087

275,572	436,734	15,059	96,572	89,608	157,872	850,081

$99,035,715	$199,076,329	$909,984	$67,650,424	$34,025,101	$52,247,532	$517,854,349

			$18.50	$12.37		$49.54

$9.66	$8.88		12.48	8.84	$13.95	8.75

9.49	9.21	$10.19			9.06	9.31

9.70	8.92	10.54			9.47	9.64

9.74	8.85	10.16			9.06	9.60

12.53	11.11				12.22	12.07

11.90	10.88				11.49

	10.82

12.53	11.10	12.39			12.21	12.06

11.90	10.87	11.73			11.49	11.29

11.84	10.82				11.42

			1,038,466	1,248,363		7,874,880

9,561,842	18,983,764		3,877,955	2,103,075	3,466,277	13,202,566

191,851	1,198,093	23,027			183,064	492,730

294,667	1,219,870	37,600			121,408	522,037

205,585	903,450	23,873			100,446	264,065

321	21,803				4,158	1,235

59	141				105

	5,510

3,087	16,153	1,455			8,134	2,998

1,012	16,452	1,581			5,334	4,752

178	959				101

MONY AMERICA

Variable Account A

STATEMENT OF ASSETS & LIABILITIES (continued)

December 31, 2003

	Enterprise Small Company Growth Portfolio	Enterprise Small Company Value Portfolio	Enterprise Total Return Portfolio	Enterprise Mergers & Acquisitions Portfolio	Enterprise Short Duration Bond Portfolio

Assets

Shares held in respective Funds	8,694,492	12,277,305	2,148,146	288,405	397,757

Investments at cost	$68,448,768	$277,706,422	$22,129,002	$3,104,917	$4,004,466

Investments in respective Funds, at net asset value	$63,991,462	$289,253,300	$22,190,346	$3,181,107	$3,969,616

Amount due from MONY America	64,699	67,186	45,844	5,027	26,862

Amount due from respective Funds	141,429	412,155	42,714	50,111	5,118

Total Assets	64,197,590	289,732,641	22,278,904	3,236,245	4,001,596

Liabilities

Amount due to MONY America	141,429	412,155	42,714	50,111	5,118

Amount due to respective Funds	64,699	67,186	45,844	5,027	26,862

Total Liabilities	206,128	479,341	88,558	55,138	31,980

Net Assets	$63,991,462	$289,253,300	$22,190,346	$3,181,107	$3,969,616

Unit Values:

MONY Master		$64.08

MONY Value Master

MONY Custom Master	$14.49	16.50	$10.94	$10.90	$10.02

MONY Variable Annuity Option 1	9.79	12.52	11.01	10.55	9.99

MONY Variable Annuity Option 2	9.65	12.33	10.96	10.87	9.99

MONY Variable Annuity Option 3	9.42	12.32	10.79	10.40	9.93

MONY Variable Annuity L Share Option 1	13.10	14.38	10.79	10.97

MONY Variable Annuity L Share Option 2	12.05	12.61	10.03

MONY Variable Annuity L Share Option 3	11.99	12.54

MONY Variable Annuity C Share Option 1	13.09	14.38	10.79	10.97	10.01

MONY Variable Annuity C Share Option 2	12.05	12.61	10.03	10.79	9.97

MONY Variable Annuity C Share Option 3	11.99	12.54	9.97

Units Outstanding*

MONY Master		2,057,798

MONY Value Master

MONY Custom Master	3,596,274	7,841,899	915,521	191,335	208,924

MONY Variable Annuity Option 1	407,080	756,306	319,045	38,541	60,362

MONY Variable Annuity Option 2	430,208	900,245	622,933	39,335	88,255

MONY Variable Annuity Option 3	381,741	570,622	132,055	19,602	22,399

MONY Variable Annuity L Share Option 1	1,123	9,210	5,706	4,383

MONY Variable Annuity L Share Option 2	129	2,023	15

MONY Variable Annuity L Share Option 3	1,020	785

MONY Variable Annuity C Share Option 1	4,630	8,601	29,944	752	2,624

MONY Variable Annuity C Share Option 2	4,036	10,046	291	31	14,419

MONY Variable Annuity C Share Option 3	777	259	1,709

*	Units outstanding have been rounded for presentation purposes.

See notes to financial statements.

MONY Series Fund, Inc. Diversified Portfolio	MONY Series Fund, Inc. Equity Growth Portfolio	MONY Series Fund, Inc. Equity Income Portfolio	MONY Series Fund, Inc. Government Securities Portfolio	MONY Series Fund, Inc. Intermediate Term Bond Portfolio	MONY Series Fund, Inc. Money Market Portfolio	MONY Series Fund, Inc. Long Term Bond Portfolio	AIM Basic Value Fund— Series I

22,238	18,452	30,415	8,673,798	4,499,952	160,102,770	5,375,523	575,402

$347,053	$557,850	$667,296	$99,884,339	$50,211,069	$160,102,770	$72,312,156	$5,574,200

$230,608	$299,668	$473,867	$101,483,437	$52,334,439	$160,102,770	$77,246,258	$6,133,787

0	0	0	119,077	560	342,649	22,022	52,457

256	333	518	377,741	117,632	247,636	139,149	7,481

230,864	300,001	474,385	101,980,255	52,452,631	160,693,055	77,407,429	6,193,725

256	333	518	377,741	117,632	247,636	139,149	7,481

0	0	0	119,077	560	342,649	22,022	52,457

256	333	518	496,818	118,192	590,285	161,171	59,938

$230,608	$299,668	$473,867	$101,483,437	$52,334,439	$160,102,770	$77,246,258	$6,133,787

$38.81	$48.20	$44.30	$15.07	$24.43	$17.53	$31.65

					16.01

			11.93	12.42	11.12	12.64	$12.60

			10.51		9.99	11.44	12.56

			10.42		9.91	11.41	11.44

			10.30		9.80	11.50	12.47

			10.11		9.94	10.84	12.94

			9.94		9.93	9.80	12.32

			9.88				12.25

			10.11		9.94	10.84	12.94

			9.93		9.92	9.80	12.31

			9.88			9.75	12.25

5,942	6,218	10,699	1,000,973	673,372	2,414,405	729,772

					16,102

			4,707,320	2,888,171	7,534,958	3,301,483	244,706

			1,086,722		1,354,032	400,844	67,580

			1,161,315		1,155,338	455,388	108,525

			590,395		552,245	210,470	64,354

			18,961		3,938	5,409	2,544

			8,366		22,531	1,031	83

			768				22

			34,272		299,490	9,890	9,372

			1,307		7,316	199	112

			196			1,770	93

MONY AMERICA

Variable Account A

STATEMENT OF ASSETS & LIABILITIES (continued)

December 31, 2003

	AIM Mid Cap Core Equity Fund— Series I	Alger American Balanced Portfolio— Class O	Alger American Mid Cap Growth Portfolio— Class O	Dreyfus Socially Responsible Growth Fund— Initial Class	Dreyfus Stock Index Portfolio— Initial Class	Dreyfus IP Small Cap Stock Index Portfolio— Service Class

Assets

Shares held in respective Funds	216,158	612,383	889,991	291,648	2,576,544	163,441

Investments at cost	$2,443,702	$7,287,045	$13,894,146	$9,554,571	$85,063,969	$1,986,904

Investments in respective Funds, at net asset value	$2,606,860	$8,058,960	$16,375,835	$6,938,316	$73,225,376	$2,142,707

Amount due from MONY America	14,101	30,383	62,388	0	51,914	39,128

Amount due from respective Funds	3,258	11,545	35,697	10,456	86,777	2,866

Total Assets	2,624,219	8,100,888	16,473,920	6,948,772	73,364,067	2,184,701

Liabilities

Amount due to MONY America	3,258	11,545	35,697	10,456	86,777	2,866

Amount due to respective Funds	14,101	30,383	62,388	0	51,914	39,128

Total Liabilities	17,359	41,928	98,085	10,456	138,691	41,994

Net Assets	$2,606,860	$8,058,960	$16,375,835	$6,938,316	$73,225,376	$2,142,707

Unit Values:

MONY Master

MONY Value Master

MONY Custom Master	$12.22		$11.11	$6.77	$8.01

MONY Variable Annuity Option 1	11.29	$10.36	11.29			$12.40

MONY Variable Annuity Option 2	12.26	10.39	10.92			12.41

MONY Variable Annuity Option 3	11.81	10.25	10.87			12.36

MONY Variable Annuity L Share Option 1	12.46	11.53	14.14			13.39

MONY Variable Annuity L Share Option 2	12.00	10.89	12.96

MONY Variable Annuity L Share Option 3	11.93

MONY Variable Annuity C Share Option 1	12.46	11.53	14.13			13.39

MONY Variable Annuity C Share Option 2			12.96			12.83

MONY Variable Annuity C Share Option 3			12.89			12.76

Units Outstanding*

MONY Master

MONY Value Master

MONY Custom Master	81,406		714,418	1,025,856	9,138,583

MONY Variable Annuity Option 1	54,643	295,883	237,964			48,284

MONY Variable Annuity Option 2	46,343	281,313	284,929			58,894

MONY Variable Annuity Option 3	32,571	182,838	217,369			51,928

MONY Variable Annuity L Share Option 1	1,586	7,393	3,521			618

MONY Variable Annuity L Share Option 2	15	443	1,645

MONY Variable Annuity L Share Option 3	1,467

MONY Variable Annuity C Share Option 1	359	9,372	13,538			11,753

MONY Variable Annuity C Share Option 2			695			328

MONY Variable Annuity C Share Option 3			89			89

*	Units outstanding have been rounded for presentation purposes.

See notes to financial statements.

Fidelity VIP Growth Portfolio— Service Class	Fidelity VIP II Contrafund Portfolio— Service Class	Fidelity VIP III Growth Opportunities Portfolio— Service Class	Franklin Income Securities Fund— Class 2	Franklin Rising Dividends Securities Fund— Class 2	Franklin Zero Coupon 2010 Fund— Class 2	INVESCO VIF Financial Services Portfolio	INVESCO VIF Health Sciences Portfolio

1,148,856	2,370,556	652,120	463,167	313,961	59,082	161,255	204,335

$49,215,338	$54,764,873	$11,594,746	$6,058,820	$4,721,085	$967,936	$1,860,448	$3,106,095

$35,522,620	$54,665,025	$9,820,921	$6,590,862	$5,051,627	$976,038	$2,183,389	$3,590,163

166	305	0	20,719	13,227	1,000	2,911	32,433

65,805	103,116	11,884	8,357	11,011	1,304	3,258	5,570

35,588,591	54,768,446	9,832,805	6,619,938	5,075,865	978,342	2,189,558	3,628,166

65,805	103,116	11,884	8,357	11,011	1,304	3,258	5,570

166	305	0	20,719	13,227	1,000	2,911	32,433

65,971	103,421	11,884	29,076	24,238	2,304	6,169	38,003

$35,522,620	$54,665,025	$9,820,921	$6,590,862	$5,051,627	$976,038	$2,183,389	$3,590,163

$7.33	$9.90	$6.67	$12.01	$12.01	$9.67

			12.04	12.00	9.42	$10.43	$10.25

			11.80	11.87	9.50	10.83	10.16

			11.77	11.49	9.67	10.95	9.94

			12.10	12.17		12.57	11.28

				11.79			11.62

						11.86	11.55

			12.09	12.16	9.97		11.28

			11.85	11.78	9.75		11.61

			11.79				11.55

4,846,906	5,524,076	1,472,271	241,886	216,239	49,680

			116,756	98,376	13,218	68,229	89,624

			127,569	72,994	36,056	75,930	140,052

			53,664	25,163	1,181	58,614	117,180

			2,870	5,273		163	378

				1,989			216

						444	5,363

			8,404	2,342	1,386		1,115

			181	178	329		146

			273

MONY AMERICA

Variable Account A

STATEMENT OF ASSETS & LIABILITIES (continued)

December 31, 2003

	INVESCO VIF Telecommunications Portfolio	Janus Aspen Series Mid Cap Growth Portfolio— Institutional Class	Janus Aspen Series Balanced Portfolio— Institutional Class	Janus Aspen Series Capital Appreciation Portfolio— Institutional Class	Janus Aspen Series Capital Appreciation Portfolio— Service Class	Janus Aspen Series Flexible Income Portfolio— Service Class

Assets

Shares held in respective Funds	328,478	1,410,057	2,657,469	1,750,084	191,530	1,044,990

Investments at cost	$1,011,708	$60,460,363	$63,966,442	$51,858,218	$3,508,223	$13,622,668

Investments in respective Funds, at net asset value	$1,208,798	$30,175,220	$61,068,642	$36,471,747	$3,960,833	$13,710,270

Amount due from MONY America	180	830	420	765	343	58,242

Amount due from respective Funds	1,863	40,980	76,454	69,617	6,804	20,362

Total Assets	1,210,841	30,217,030	61,145,516	36,542,129	3,967,980	13,788,874

Liabilities

Amount due to MONY America	1,863	40,980	76,454	69,617	6,804	20,362

Amount due to respective Funds	180	830	420	765	343	58,242

Total Liabilities	2,043	41,810	76,874	70,382	7,147	78,604

Net Assets	$1,208,798	$30,175,220	$61,068,642	$36,471,747	$3,960,833	$13,710,270

Unit Values:

MONY Master

MONY Value Master

MONY Custom Master		$6.16	$10.37	$7.95

MONY Variable Annuity Option 1	$7.91				$10.06	$11.43

MONY Variable Annuity Option 2	7.90				10.48	11.23

MONY Variable Annuity Option 3	8.65				10.37	11.26

MONY Variable Annuity L Share Option 1	13.39				11.36	10.77

MONY Variable Annuity L Share Option 2					11.46	10.04

MONY Variable Annuity L Share Option 3	12.13

MONY Variable Annuity C Share Option 1	13.38				11.36	10.76

MONY Variable Annuity C Share Option 2	12.19				11.45	10.04

MONY Variable Annuity C Share Option 3

Units Outstanding*

MONYMaster

MONY Value Master

MONY Custom Master		4,901,662	5,892,043	4,588,875

MONY Variable Annuity Option 1	58,966				136,171	429,082

MONY Variable Annuity Option 2	33,467				140,717	470,162

MONY Variable Annuity Option 3	40,774				103,426	296,006

MONY Variable Annuity L Share Option 1	3,656				1,009	8,878

MONY Variable Annuity L Share Option 2					539	705

MONY Variable Annuity L Share Option 3	5,090

MONY Variable Annuity C Share Option 1	794				1,547	5,058

MONY Variable Annuity C Share Option 2	279				617	3,307

MONY Variable Annuity C Share Option 3

*	Units outstanding have been rounded for presentation purposes

See notes to financial statements.

Janus Aspen Series International Growth Portfolio— Service Class	Janus Aspen Series WorldWide Growth Portfolio— Institutional Class	Lord Abbett Bond- Debenture Portfolio— Class VC	Lord Abbett Growth and Income Portfolio— Class VC	Lord Abbett Mid-Cap Value Portfolio— Class VC	MFS Mid Cap Growth Portfolio— Initial Class	MFS New Discovery Portfolio— Initial Class	MFS Total Return Portfolio— Initial Class	MFS Utilities Portfolio— Initial Class

749,211	1,828,304	869,379	1,348,606	1,662,865	532,988	342,862	807,657	152,491

$14,716,803	$74,405,655	$10,024,621	$27,504,599	$23,812,926	$2,799,760	$3,994,590	$14,109,268	$2,088,588

$17,149,441	$47,206,807	$10,345,613	$33,067,824	$28,335,220	$3,293,868	$4,786,352	$15,813,923	$2,432,239

92,946	1,494	23,468	130,562	22,291	16,576	12,565	82,698	35,916

29,702	63,212	15,600	41,648	51,331	4,665	7,514	22,894	3,347

17,272,089	47,271,513	10,384,681	33,240,034	28,408,842	3,315,109	4,806,431	15,919,515	2,471,502

29,702	63,212	15,600	41,648	51,331	4,665	7,514	22,894	3,347

92,946	1,494	23,468	130,562	22,291	16,576	12,565	82,698	35,916

122,648	64,706	39,068	172,210	73,622	21,241	20,079	105,592	39,263

$17,149,441	$47,206,807	$10,345,613	$33,067,824	$28,335,220	$3,293,868	$4,786,352	$15,813,923	$2,432,239

	$7.95		$10.58	$10.50

$9.83		$12.43	10.75	10.64	$8.11	$9.27	$10.47	$11.75

10.49		12.30	10.68	10.84	8.92	9.59	10.87	11.39

10.34		12.23	10.28	10.28	8.17	9.65	10.36	10.55

13.46		12.22	13.27	12.87	13.74	13.00	11.66	14.96

13.19		10.77	11.96

13.12			11.90			12.21

13.46		12.21	13.26	12.86	13.73	12.99	11.65	14.95

13.18		10.77	11.96		12.23		11.01	12.00

13.11		10.71	11.89	12.06	12.16	12.21	10.95	11.94

	5,937,772		1,369,254	1,297,975

546,239		295,712	730,534	493,307	167,338	151,028	499,656	72,426

467,730		275,571	673,485	603,040	109,186	196,908	675,500	79,773

443,160		198,064	298,857	272,512	99,090	135,402	299,474	53,404

14,515		17,060	11,682	1,922	5,546	8,577	542	313

651		686	3,492

923			364			4,860

146,870		49,517	10,298	6,804	3,364	1,462	4,352	6,604

7,416		1,938	9,887		2,456		4,946	223

87		1,582	96	174	93	93	2,107	175

MONY AMERICA

Variable Account A

STATEMENT OF ASSETS & LIABILITIES (continued)

December 31, 2003

	UIF Emerging Markets Equity Portfolio— Class I	UIF Global Value Equity Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	PIMCO Advisor VIT Op Cap Equity Portfolio	PIMCO Advisor VIT Op Cap Managed Portfolio
Assets

Shares held in respective Funds	495,645	405,534	1,002,882	28,792	238,392

Investments at cost	$3,948,023	$4,413,167	$12,826,232	$943,343	$9,569,283

Investments in respective Funds, at net asset value	$4,480,633	$5,146,223	$15,624,899	$934,589	$9,328,268

Amount due from MONY America	23,677	237	88,674	0	0

Amount due from respective Funds	5,771	7,261	39,193	1,033	10,270

Total Assets	4,510,081	5,153,721	15,752,766	935,622	9,338,538

Liabilities

Amount due to MONY America	5,771	7,261	39,193	1,033	10,270

Amount due to respective Funds	23,677	237	88,674	0	0

Total Liabilities	29,448	7,498	127,867	1,033	10,270

Net Assets	$4,480,633	$5,146,223	$15,624,899	$934,589	$9,328,268

Unit Values:

MONY Master

MONY Value Master				$45.04	$56.30

MONY Custom Master			$12.19

MONY Variable Annuity Option 1	$12.10	$10.12	13.24

MONY Variable Annuity Option 2	12.47	10.14	12.53

MONY Variable Annuity Option 3	12.55	9.98	12.86

MONY Variable Annuity L Share Option 1	15.72	12.67	14.26

MONY Variable Annuity L Share Option 2		12.58	12.18

MONY Variable Annuity L Share Option 3	14.23

MONY Variable Annuity C Share Option 1	15.71	12.66	14.26

MONY Variable Annuity C Share Option 2	14.30	12.58	12.18

MONY Variable Annuity C Share Option 3	14.23		12.11

Units Outstanding*

MONY Master

MONY Value Master				20,755	165,735

MONY Custom Master			564,946

MONY Variable Annuity Option 1	118,571	208,605	290,438

MONY Variable Annuity Option 2	90,203	181,040	246,120

MONY Variable Annuity Option 3	62,764	107,025	125,535

MONY Variable Annuity L Share Option 1	1,922	2,669	3,848

MONY Variable Annuity L Share Option 2		16	1,199

MONY Variable Annuity L Share Option 3	364

MONY Variable Annuity C Share Option 1	68,048	7,670	5,333

MONY Variable Annuity C Share Option 2	1,888	8	3,513

MONY Variable Annuity C Share Option 3	80		258

*	Units outstanding have been rounded for presentation purposes.

See notes to financial statements.

PIMCO Advisor VIT Op Cap Small Cap Portfolio	PIMCO Advisor Op Cap U.S. Government Income Portfolio	Oppenheimer Global Securities Portfolio— Service Class	Oppenheimer Main Street Portfolio— Service Class	PBHG Mid- Cap Portfolio	PBHG Select Value Portfolio	PIMCO Global Bond Portfolio— Administrative Class	PIMCO Real Return Portfolio— Administrative Class

26,050	16,028	299,416	209,582	1,116,074	313,683	1,292,526	5,057,525

$633,909	$168,076	$6,602,683	$3,702,771	$13,119,900	$3,809,163	$15,653,058	$60,692,833

$799,205	$174,698	$7,473,430	$4,003,024	$16,339,328	$4,338,230	$16,841,614	$62,511,013

0	0	43,296	26,951	67,599	150	55,317	62,484

900	242	11,169	6,370	26,119	6,347	25,290	130,685

800,105	174,940	7,527,895	4,036,345	16,433,046	4,344,727	16,922,221	62,704,182

900	242	11,169	6,370	26,119	6,347	25,290	130,685

0	0	43,296	26,951	67,599	150	55,317	62,484

900	242	54,465	33,321	93,718	6,497	80,607	193,169

$799,205	$174,698	$7,473,430	$4,003,024	$16,339,328	$4,338,230	$16,841,614	$62,511,013

$50.19	$22.11

		$13.73	$11.93			$12.97	$11.98

		13.81	11.78	$11.55	$8.78	13.44	12.35

		13.91	11.23	11.33	8.74	13.32	12.25

		12.34	11.07	11.32	9.01	13.29	12.06

		14.14	12.09	13.70		12.03	11.05

				12.37

		13.47		12.30		10.46

		14.14	12.09	13.69	12.07	12.02	11.05

		13.54	11.70	12.36	11.57	10.51	10.19

		13.47		12.30		10.45	10.13

15,926	7,899

		262,808	174,075			539,620	2,428,743

		95,923	61,225	481,610	139,825	222,104	827,564

		112,568	59,734	490,016	223,445	303,678	1,246,242

		53,888	42,819	432,294	119,025	194,076	595,625

		1,770	1,027	3,136		3,394	22,806

				2,833

		1,339		718		376

		10,773	3,322	7,995	6,701	10,427	32,018

		7,433	619	9,662	282	3,727	8,724

		959		916		1,856	3,331

MONY AMERICA

Variable Account A

STATEMENT OF ASSETS & LIABILITIES (continued)

December 31, 2003

	PIMCO StocksPLUS Growth and Income Portfolio— Administrative Class	PROFUNDS VP Bear Portfolio— Investor Class	PROFUNDS VP Rising Rates Opportunity Portfolio— Investor Class	PROFUNDS VP Ultra Bull Portfolio—Investor Class
Assets

Shares held in respective Funds	2,729,753	5,882	404,242	274,454

Investments at cost	$21,522,840	$205,371	$9,632,304	$5,412,212

Investments in respective Funds, at net asset value	$25,277,516	$187,561	$9,426,931	$6,090,130

Amount due from MONY America	147,020	0	32,818	16,920

Amount due from respective Funds	38,078	309	9,766	12,771

Total Assets	25,462,614	187,870	9,469,515	6,119,821

Liabilities

Amount due to MONY America	38,078	309	9,766	12,771

Amount due to respective Funds	147,020	0	32,818	16,920

Total Liabilities	185,098	309	42,584	29,691

Net Assets	$25,277,516	$187,561	$9,426,931	$6,090,130

Unit Values:

MONY Master

MONY Value Master

MONY Custom Master		$8.09	$9.75	$13.96

MONY Variable Annuity Option 1	$10.67	8.06	10.67	12.45

MONY Variable Annuity Option 2	10.46	8.84	10.64	12.15

MONY Variable Annuity Option 3	10.46	8.03	10.57	13.74

MONY Variable Annuity L Share Option 1	13.02		9.78	14.37

MONY Variable Annuity L Share Option 2	11.76		10.04

MONY Variable Annuity L Share Option 3	11.69			13.40

MONY Variable Annuity C Share Option 1	13.01		9.77	14.37

MONY Variable Annuity C Share Option 2	11.75		10.03	13.47

MONY Variable Annuity C Share Option 3	11.69			13.39

Units Outstanding*

MONYMaster and ValueMaster

MONY Value Master

MONY Custom Master		11,301	205,410	125,726

MONY Variable Annuity Option 1	751,480	4,960	528,778	53,814

MONY Variable Annuity Option 2	831,746	1,052	85,507	66,123

MONY Variable Annuity Option 3	759,947	5,843	47,641	131,565

MONY Variable Annuity L Share Option 1	3,573		10,260	5,007

MONY Variable Annuity L Share Option 2	1,551		111

MONY Variable Annuity L Share Option 3	1,599			4,827

MONY Variable Annuity C Share Option 1	34,578		27,253	62,943

MONY Variable Annuity C Share Option 2	3,959		287	756

MONY Variable Annuity C Share Option 3	1,492			87

*	Units outstanding have been rounded for presentation purposes.

See notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MONY AMERICA

Variable Account A

STATEMENT OF OPERATIONS

	Enterprise Balanced Portfolio	Enterprise Capital Appreciation Portfolio	Enterprise Deep Value Portfolio	Enterprise Equity Portfolio	Enterprise Emerging Countries Portfolio	Enterprise Equity Income Portfolio
	For the period ended February 28,*** 2003	For the year ended December 31, 2003	For the period May 2, 2003** through December 31, 2003	For the year ended December 31, 2003	For the period ended February 28,*** 2003	For the year ended December 31, 2003

Income:

Dividend income	$372,070	$0	$4,750	$0	$0	$473,144

Expenses:

Mortality and expense risk charges	(31,823)	(467,068)	(5,320)	(2,051,556)	(1,398)	(451,260)

Net investment income (loss)	340,247	(467,068)	(570)	(2,051,556)	(1,398)	21,884

Realized gain (loss) on investments:

Net realized gain (loss) on sale of fund shares	(227,596)	(2,345,915)	6,016	(23,811,663)	(22,773)	(1,138,025)

Realized gain distributions	0	0	6,634	0	0	0

Realized gain (loss)	(227,596)	(2,345,915)	12,650	(23,811,663)	(22,773)	(1,138,025)

Change in unrealized appreciation (depreciation)	(463,703)	12,203,030	92,663	89,938,597	11,377	8,654,951

Net increase (decrease) in net assets resulting from operations	$(351,052)	$9,390,047	$104,743	$64,075,378	$(12,794)	$7,538,810

**	Commencement of operations
***	Termination of subaccount

See notes to financial statements.

Enterprise Growth and Income Portfolio	Enterprise Growth Portfolio	Enterprise Global Socially Responsive Portfolio	Enterprise High-Yield Portfolio	Enterprise International Growth Portfolio	Enterprise Mid-Cap Growth Portfolio	Enterprise Multi-Cap Growth Portfolio	Enterprise Managed Portfolio
For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the period ended February 28,*** 2003	For the year ended December 31, 2003	For the year ended December 31, 2003

$894,017	$773,432	$2,453	$1,681,376	$140,210	$0	$0	$5,671,253

(1,221,098)	(2,508,626)	(8,403)	(845,748)	(376,846)	(4,281)	(637,799)	(6,352,196)

(327,081)	(1,735,194)	(5,950)	835,628	(236,636)	(4,281)	(637,799)	(680,943)

(7,130,270)	(10,780,958)	(2,590)	(1,143,239)	(3,829,223)	(100,757)	(8,745,379)	(55,945,740)

0	0	0	0	0	0	0	0

(7,130,270)	(10,780,958)	(2,590)	(1,143,239)	(3,829,223)	(100,757)	(8,745,379)	(55,945,740)

28,084,548	39,520,808	134,852	12,423,125	11,901,753	34,567	22,288,670	144,531,769

$20,627,197	$27,004,656	$126,312	$12,115,514	$7,835,894	$(70,471)	$12,905,492	$87,905,086

MONY AMERICA

Variable Account A

STATEMENT OF OPERATIONS (continued)

	Enterprise Small Company Growth Portfolio	Enterprise Small Company Value Portfolio	Enterprise Total Return Portfolio	Enterprise WorldWide Growth Portfolio	Enterprise Mergers & Acquisitions Portfolio	Enterprise Short Duration Bond Portfolio
	For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the period ended February 28,*** 2003	For the period May 2, 2003** through December 31, 2003	For the period May 6, 2003** through December 31, 2003

Income:

Dividend income	$0	$254,858	$486,910	$0	$0	$55,628

Expenses:

Mortality and expense risk charges	(778,310)	(3,217,164)	(262,119)	(1,371)	(11,649)	(21,134)

Net investment income (loss)	(778,310)	(2,962,306)	224,791	(1,371)	(11,649)	34,494

Realized gain (loss) on investments:

Net realized gain (loss) on sale of fund shares	(2,677,607)	(10,641,207)	157,960	(17,718)	10,293	(5,439)

Realized gain distributions	0	0	337,302	0	12,697	0

Realized gain (loss)	(2,677,607)	(10,641,207)	495,262	(17,718)	22,990	(5,439)

Change in unrealized appreciation (depreciation)	14,417,962	89,810,936	(79,219)	(17,074)	76,190	(34,849)

Net increase (decrease) in net assets resulting from operations	$10,962,045	$76,207,423	$640,834	$(36,163)	$87,531	$(5,794)

**	Commencement of operations
***	Termination of subaccount

See notes to financial statements.

MONY Series Fund, Inc. Diversified Portfolio	MONY Series Fund, Inc. Equity Growth Portfolio	MONY Series Fund, Inc. Equity Income Portfolio	MONY Series Fund, Inc. Government Securities Portfolio	MONY Series Fund, Inc. Intermediate Term Bond Portfolio	MONY Series Fund, Inc. Money Market Portfolio	MONY Series Fund, Inc. Long Term Bond Portfolio	AIM Basic Value Fund—Series I
For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the period May 7, 2003** through December 31, 2003

$2,190	$917	$7,618	$2,829,209	$2,773,963	$1,835,157	$4,611,352	$1,679

(3,022)	(3,630)	(4,988)	(1,519,746)	(812,641)	(2,760,291)	(1,163,616)	(24,177)

(832)	(2,713)	2,630	1,309,463	1,961,322	(925,134)	3,447,736	(22,498)

(125,123)	(89,050)	(6,627)	1,779,285	1,701,167	0	3,114,266	19,650

0	0	0	0	0	0	31,904	0

(125,123)	(89,050)	(6,627)	1,779,285	1,701,167	0	3,146,170	19,650

180,932	168,413	102,089	(2,787,757)	(2,443,793)	0	(3,823,000)	559,587

$54,977	$76,650	$98,092	$300,991	$1,218,696	$(925,134)	$2,770,906	$556,739

MONY AMERICA

Variable Account A

STATEMENT OF OPERATIONS (continued)

	AIM Mid Cap Core Equity Fund— Series I	Alger American Balanced Portfolio— Class O	Alger American Mid Cap Growth Portfolio— Class O	Dreyfus Socially Responsible Growth Fund— Initial Class	Dreyfus Stock Index Portfolio— Initial Class	Dreyfus IP Small Cap Stock Index Portfolio— Service Class
	For the period May 7, 2003** through December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the period May 30, 2003** through December 31, 2003

Income:

Dividend income	$0	$104,194	$0	$7,118	$970,113	$3,202

Expenses:

Mortality and expense risk charges	(10,172)	(87,218)	(119,664)	(89,717)	(881,124)	(7,938)

Net investment income (loss)	(10,172)	16,976	(119,664)	(82,599)	88,989	(4,736)

Realized gain (loss) on investments:

Net realized gain (loss) on sale of fund shares	7,934	11,152	95,259	(1,257,886)	(3,766,413)	4,493

Realized gain distributions	13,861	0	0	0	0	10,230

Realized gain (loss)	21,795	11,152	95,259	(1,257,886)	(3,766,413)	14,723

Change in unrealized appreciation (depreciation)	163,158	844,992	2,791,082	2,772,138	19,265,452	155,803

Net increase (decrease) in net assets resulting from operations	$174,781	$873,120	$2,766,677	$1,431,653	$15,588,028	$165,790

**	Commencement of operations

See notes to financial statements.

Fidelity VIP Growth Portfolio— Service Class	Fidelity VIP II Contrafund Portfolio— Service Class	Fidelity VIP III Growth Opportunities Portfolio— Service Class	Franklin Income Securities Fund— Class 2	Franklin Rising Dividends Securities Fund— Class 2	Franklin Zero Coupon 2010 Fund— Class 2	INVESCO VIF Financial Services Portfolio	INVESCO VIF Health Sciences Portfolio
For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the period May 7, 2003** through December 31, 2003	For the period May 7, 2003** through December 31, 2003	For the period May 16, 2003** through December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003

$65,344	$178,037	$61,059	$22,342	$2,683	$325	$9,986	$0

(432,658)	(648,807)	(124,334)	(26,249)	(19,037)	(3,716)	(21,982)	(39,453)

(367,314)	(470,770)	(63,275)	(3,907)	(16,354)	(3,391)	(11,996)	(39,453)

(4,266,102)	(1,565,986)	(1,062,611)	33,178	28,667	9,013	(11,186)	(10,307)

0	0	0	0	8,750	0	0	0

(4,266,102)	(1,565,986)	(1,062,611)	33,178	37,417	9,013	(11,186)	(10,307)

13,281,840	13,583,723	3,392,244	532,041	330,542	8,101	371,837	587,145

$8,648,424	$11,546,967	$2,266,358	$561,312	$351,605	$13,723	$348,655	$537,385

MONY AMERICA

Variable Account A

STATEMENT OF OPERATIONS (continued)

For the year ended December 31, 2003

	INVESCO VIF Telecommunications Portfolio	Janus Aspen Series Mid Cap Growth Portfolio— Institutional Class	Janus Aspen Series Balanced Portfolio— Institutional Class	Janus Aspen Series Capital Appreciation Portfolio— Institutional Class	Janus Aspen Series Capital Appreciation Portfolio— Service Class	Janus Aspen Series Flexible Income Portfolio— Service Class	Janus Aspen Series International Growth Portfolio— Service Class

Income:

Dividend income	$0	$0	$1,339,904	$167,458	$7,172	$443,968	$112,566

Expenses:

Mortality and expense risk charges	(13,102)	(371,089)	(836,734)	(479,126)	(43,194)	(162,474)	(163,490)

Net investment income (loss)	(13,102)	(371,089)	503,170	(311,668)	(36,022)	281,494	(50,924)

Realized gain (loss) on investments:

Net realized gain (loss) on sale of fund shares	(1,912)	(7,982,064)	(2,049,740)	(5,015,238)	18,115	103,270	1,333,420

Realized gain distributions	0	0	0	0	0	0	0

Realized gain (loss)	(1,912)	(7,982,064)	(2,049,740)	(5,015,238)	18,115	103,270	1,333,420

Change in unrealized appreciation (depreciation)	235,245	16,279,004	8,775,831	11,418,741	509,254	(6,088)	2,765,593

Net increase (decrease) in net assets resulting from operations	$220,231	$7,925,851	$7,229,261	$6,091,835	$491,347	$378,676	$4,048,089

See notes to financial statements.

Janus Aspen Series WorldWide Growth Portfolio— Institutional Class	Lord Abbett Bond- Debenture Portfolio— Class VC	Lord Abbett Growth and Income Portfolio— Class VC	Lord Abbett Mid-Cap Value Portfolio— Class VC	MFS Mid Cap Growth Portfolio— Initial Class	MFS New Discovery Portfolio— Initial Class	MFS Total Return Portfolio— Initial Class	MFS Utilities Portfolio— Initial Class

$487,798	$387,646	$191,856	$129,970	$0	$0	$160,134	$20,189

(600,010)	(94,030)	(282,596)	(280,393)	(29,718)	(58,844)	(177,515)	(21,589)

(112,212)	293,616	(90,740)	(150,423)	(29,718)	(58,844)	(17,381)	(1,400)

(8,924,483)	159,487	(141,835)	(245,838)	33,560	(14,903)	(19,541)	54,627

0	84,204	0	268,703	0	0	0	0

(8,924,483)	243,691	(141,835)	22,865	33,560	(14,903)	(19,541)	54,627

17,981,676	297,184	5,803,224	4,913,633	521,706	1,043,730	1,713,566	335,368

$8,944,981	$834,491	$5,570,649	$4,786,075	$525,548	$969,983	$1,676,644	$388,595

MONY AMERICA

Variable Account A

STATEMENT OF OPERATIONS (continued)

	UIF Emerging Markets Equity Portfolio— Class I	UIF Global Value Equity Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	PIMCO Advisor VIT Op Cap Equity Portfolio	PIMCO Advisor VIT Op Cap Managed Portfolio
	For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003

Income:

Dividend income	$0	$0	$0	$10,370	$155,400

Expenses:

Mortality and expense risk charges	(37,637)	(57,487)	(149,296)	(9,894)	(107,284)

Net investment income (loss)	(37,637)	(57,487)	(149,296)	476	48,116

Realized gain (loss) on investments:

Net realized gain (loss) on sale of fund shares	937,927	293,912	57,843	(5,157)	(158,579)

Realized gain distributions	0	0	0	0	0

Realized gain (loss)	937,927	293,912	57,843	(5,157)	(158,579)

Change in unrealized appreciation (depreciation)	573,711	891,095	3,267,194	199,181	1,719,693

Net increase (decrease) in net assets resulting from operations	$1,474,001	$1,127,520	$3,175,741	$194,500	$1,609,230

**	Commencement of operations

See notes to financial statements.

PIMCO Advisor VIT Op Cap Small Cap Portfolio	PIMCO Advisor Op Cap U.S. Government Income Portfolio	Oppenheimer Global Securities Portfolio— Service Class	Oppenheimer Main Street Portfolio— Service Class	PBHG Mid-Cap Portfolio	PBHG Select Value Portfolio	PIMCO Global Bond Portfolio— Administrative Class	PIMCO Real Return Portfolio— Administrative Class
For the year ended December 31, 2003	For the year ended December 31, 2003	For the period May 7, 2003** through December 31, 2003	For the period May 7, 2003** through December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2003

$360	$8,437	$0	$0	$0	$81,982	$255,825	$1,353,778

(8,683)	(3,612)	(26,144)	(15,185)	(169,973)	(47,099)	(188,746)	(812,729)

(8,323)	4,825	(26,144)	(15,185)	(169,973)	34,883	67,079	541,049

8,876	5,482	27,056	11,576	(130,159)	(80,491)	440,098	1,060,204

0	3,632	0	0	0	0	95,340	1,271,337

8,876	9,114	27,056	11,576	(130,159)	(80,491)	535,438	2,331,541

244,390	(14,223)	870,747	300,253	3,459,682	637,185	852,400	530,629

$244,943	$(284)	$871,659	$296,644	$3,159,550	$591,577	$1,454,917	$3,403,219

MONY AMERICA

Variable Account A

STATEMENT OF OPERATIONS (continued)

	PIMCO StocksPLUS Growth and Income Portfolio— Administrative Class	PROFUNDS VP Bear Portfolio— Investor Class	PROFUNDS VP Rising Rates Opportunity Portfolio— Investor Class	PROFUNDS VP Ultra Bull Portfolio— Investor Class
	For the year ended December 31, 2003	For the period May 2, 2003** through December 31, 2003	For the period May 5, 2003** through December 31, 2003	For the period May 2, 2003** through December 31, 2003

Income:

Dividend income	$383,310	$0	$0	$0

Expenses:

Mortality and expense risk charges	(259,226)	(1,282)	(24,414)	(19,386)

Net investment income (loss)	124,084	(1,282)	(24,414)	(19,386)

Realized gain (loss) on investments:

Net realized gain (loss) on sale of fund shares	(120,907)	624	(10,115)	97,985

Realized gain distributions	0	0	0	0

Realized gain (loss)	(120,907)	624	(10,115)	97,985

Change in unrealized appreciation (depreciation)	4,089,174	(17,810)	(205,373)	677,918

Net increase (decrease) in net assets resulting from operations	$4,092,351	$(18,468)	$(239,902)	$756,517

**	Commencement of operations.

See notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MONY AMERICA

Variable Account A

STATEMENT OF CHANGES IN NET ASSETS

	Enterprise Balanced Portfolio		Enterprise Capital Appreciation Portfolio		Enterprise Deep Value Portfolio
	For the period ended February 28, 2003***	For the year ended December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period May 2, 2003** December 31, 2003

From operations:

Net investment income (loss)	$340,247	$97,330	$(467,068)	$(546,626)	$(570)

Net realized gain (loss)	(227,596)	(586,466)	(2,345,915)	(4,038,812)	12,650

Net change in unrealized appreciation (depreciation)	(463,703)	(1,785,718)	12,203,030	(3,119,572)	92,663

Net increase (decrease) in net assets from operations	(351,052)	(2,274,854)	9,390,047	(7,705,010)	104,743

Contract transactions:

Payments received from contract owners	55,857	1,903,154	989,691	1,897,570	536,612

Transfers between subaccounts, net	(14,157,729)	(729,763)	332,723	(2,001,646)	603,324

Transfers for contract benefits and terminations	(511,857)	(2,594,158)	(3,872,074)	(4,453,383)	(19,415)

Annual contract charges	0	0	0	0	(3)

Net increase (decrease) from contract transactions	(14,613,729)	(1,420,767)	(2,549,660)	(4,557,459)	1,120,518

Net increase (decrease) in net assets	(14,964,781)	(3,695,621)	6,840,387	(12,262,469)	1,225,261

Net assets beginning of period	14,964,781	18,660,402	32,234,296	44,496,765	0

Net assets end of period	$0	$14,964,781	$39,074,683	$32,234,296	$1,225,261

Units issued during the period	63,980	457,257	436,339	506,901	114,029

Units redeemed during the period	(1,805,067)	(625,665)	(698,219)	(958,300)	(7,692)

Net units issued (redeemed) during period	(1,741,087)	(168,408)	(261,880)	(451,399)	106,337

**	Commencement of operations
***	Termination of subaccounts

See notes to financial statements.

Enterprise Equity Portfolio		Enterprise Emerging Countries Portfolio		Enterprise Equity Income Portfolio		Enterprise Growth and Income Portfolio
For the year ended December 31, 2003	For the year ended December 31, 2002	For the period ended February 28, 2003***	For the year ended December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002

$(2,051,556)	$(2,379,425)	$(1,398)	$(6,146)	$21,884	$(45,926)	$(327,081)	$(294,803)

(23,811,663)	(67,052,766)	(22,773)	(29,461)	(1,138,025)	(1,461,066)	(7,130,270)	(10,834,558)

89,938,597	(2,647,744)	11,377	(144,871)	8,654,951	(4,915,408)	28,084,548	(27,572,593)

64,075,378	(72,079,935)	(12,794)	(180,478)	7,538,810	(6,422,400)	20,627,197	(38,701,954)

3,628,782	7,300,329	21,615	134,877	4,848,533	6,953,510	4,578,915	11,784,720

4,739,409	(13,960,924)	(595,562)	449,903	(1,293,907)	1,153,737	(5,539,218)	(12,387,545)

(21,256,083)	(33,640,893)	(52,550)	(37,661)	(3,683,000)	(4,740,312)	(10,073,149)	(15,810,780)

(113,001)	(131,092)	0	0	(611)	0	(740)	0

(13,000,893)	(40,432,580)	(626,497)	547,119	(128,985)	3,366,935	(11,034,192)	(16,413,605)

51,074,485	(112,512,515)	(639,291)	366,641	7,409,825	(3,055,465)	9,593,005	(55,115,559)

135,196,295	247,708,810	639,291	272,650	31,072,347	34,127,812	89,442,710	144,558,269

$186,270,780	$135,196,295	$0	$639,291	$38,482,172	$31,072,347	$99,035,715	$89,442,710

1,850,257	1,618,918	7,166	114,207	1,072,279	1,566,253	1,167,523	2,022,148

(2,487,377)	(4,433,137)	(89,607)	(60,649)	(1,096,832)	(1,274,707)	(2,570,346)	(4,125,547)

(637,120)	(2,814,219)	(82,441)	53,558	(24,553)	291,546	(1,402,823)	(2,103,399)

MONY AMERICA

Variable Account A

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Enterprise Growth Portfolio		Enterprise Global Social Responsive Portfolio		Enterprise High-Yield Portfolio
	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2003	For the period February 21, 2002** through December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002

From operations:

Net investment income (loss)	$(1,735,194)	$(1,932,788)	$(5,950)	$(768)	$835,628	$4,577,401

Net realized gain (loss)	(10,780,958)	(14,656,212)	(2,590)	(7,090)	(1,143,239)	(3,059,327)

Net change in unrealized appreciation (depreciation)	39,520,808	(40,218,502)	134,852	(11,547)	12,423,125	(1,727,244)

Net increase (decrease) in net assets from operations	27,004,656	(56,807,502)	126,312	(19,405)	12,115,514	(209,170)

Contract transactions:

Payments received from contract owners	20,957,942	23,107,452	414,671	268,251	1,617,734	5,808,766

Transfers between subaccounts, net	9,247,916	(14,174,070)	142,700	3,831	3,783,813	(382,827)

Transfers for contract benefits and terminations	(19,141,351)	(23,903,651)	(9,521)	(16,740)	(8,709,135)	(10,554,665)

Annual contract charges	(3,061)	0	(115)	0	(16,215)	(17,909)

Net increase (decrease) from contract transactions	11,061,446	(14,970,269)	547,735	255,342	(3,323,803)	(5,146,635)

Net increase (decrease) in net assets	38,066,102	(71,777,771)	674,047	235,937	8,791,711	(5,355,805)

Net assets beginning of period	161,010,227	232,787,998	235,937	0	58,858,713	64,214,518

Net assets end of period	$199,076,329	$161,010,227	$909,984	$235,937	$67,650,424	$58,858,713

Units issued during the period	5,796,521	3,678,571	66,200	34,521	1,173,095	1,280,214

Units redeemed during the period	(4,363,225)	(5,669,646)	(7,061)	(6,126)	(1,373,673)	(1,659,048)

Net units issued (redeemed) during period	1,433,296	(1,991,075)	59,139	28,395	(200,578)	(378,834)

**	Commencement of operations
***	Termination of subaccount

See notes to financial statements.

Enterprise International Growth Portfolio		Enterprise Mid-Cap Growth Portfolio		Enterprise Multi-Cap Growth Portfolio		Enterprise Managed Portfolio

For the year ended December 31, 2003	For the year ended December 31, 2002	For the period ended February 28, 2003***	For the year ended December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002

$(236,636)	$(241,425)	$(4,281)	$(26,398)	$(637,799)	$(826,974)	$(680,943)	$(2,644,170)

(3,829,223)	(15,163,967)	(100,757)	(182,716)	(8,745,379)	(21,316,040)	(55,945,740)	(157,654,045)

11,901,753	7,623,505	34,567	(574,204)	22,288,670	(5,495,017)	144,531,769	(18,537,304)

7,835,894	(7,781,887)	(70,471)	(783,318)	12,905,492	(27,638,031)	87,905,086	(178,835,519)

745,947	1,906,520	25,813	1,123,846	3,249,702	3,336,434	12,221,129	22,874,553

1,635,518	(2,135,049)	(1,779,880)	407,165	64,584	(10,417,351)	(9,017,375)	(43,333,728)

(3,922,599)	(6,107,686)	(114,866)	(235,610)	(5,554,758)	(7,068,274)	(78,205,358)	(140,448,868)

(15,346)	(19,924)	0	0	(405)	0	(498,039)	(620,951)

(1,556,480)	(6,356,139)	(1,868,933)	1,295,401	(2,240,877)	(14,149,191)	(75,499,643)	(161,528,994)

6,279,414	(14,138,026)	(1,939,404)	512,083	10,664,615	(41,787,222)	12,405,443	(340,364,513)

27,745,687	41,883,713	1,939,404	1,427,321	41,582,917	83,370,139	505,448,906	845,813,419

$34,025,101	$27,745,687	$0	$1,939,404	$52,247,532	$41,582,917	$517,854,349	$505,448,906

1,882,783	2,162,726	31,101	300,909	890,373	425,599	2,279,848	3,196,433

(2,010,535)	(2,801,212)	(405,787)	(113,846)	(991,424)	(1,549,019)	(4,991,812)	(9,114,804)

(127,752)	(638,486)	(374,686)	187,063	(101,051)	(1,123,420)	(2,711,964)	(5,918,371)

MONY AMERICA

Variable Account A

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Enterprise Small Company Growth Portfolio		Enterprise Small Company Value Portfolio		Enterprise Total Return Portfolio
	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2003	For the period February 7, 2002** through December 31, 2002

From operations:

Net investment income (loss)	$(778,310)	$(804,878)	$(2,962,306)	$(2,476,653)	$224,791	$78,329

Net realized gain (loss)	(2,677,607)	(4,424,832)	(10,641,207)	(17,594,718)	495,262	182,255

Net change in unrealized appreciation (depreciation)	14,417,962	(12,890,845)	89,810,936	(9,859,958)	(79,219)	140,563

Net increase (decrease) in net assets from operations	10,962,045	(18,120,555)	76,207,423	(29,931,329)	640,834	401,147

Contract transactions:

Payments received from contract owners	6,709,581	10,398,328	14,930,302	27,257,458	8,385,311	5,275,801

Transfers between subaccounts, net	(289,091)	(1,267,083)	2,976,192	464,900	3,549,074	5,831,298

Transfers for contract benefits and terminations	(5,553,127)	(5,895,865)	(32,957,488)	(42,778,747)	(1,565,547)	(326,421)

Annual contract charges	(1,352)	0	(128,407)	(148,100)	(1,151)	0

Net increase (decrease) from contract transactions	866,011	3,235,380	(15,179,401)	(15,204,489)	10,367,687	10,780,678

Net increase (decrease) in net assets	11,828,056	(14,885,175)	61,028,022	(45,135,818)	11,008,521	11,181,825

Net assets beginning of period	52,163,406	67,048,581	228,225,278	273,361,096	11,181,825	0

Net assets end of period	$63,991,462	$52,163,406	$289,253,300	$228,225,278	$22,190,346	$11,181,825

Units issued during the period	1,649,440	1,511,066	2,517,463	3,975,821	1,513,440	1,265,187

Units redeemed during the period	(1,383,433)	(1,161,913)	(2,441,040)	(3,226,760)	(549,455)	(201,954)

Net units issued (redeemed) during period	266,007	349,153	76,423	749,061	963,985	1,063,233

**	Commencement of operations
***	Termination of subaccount

See notes to financial statements.

Enterprise WorldWide Growth Portfolio		Enterprise Mergers & Acquisitions Portfolio	Enterprise Short Duration Bond Portfolio	MONY Series Fund, Inc. Diversified Portfolio		MONY Series Fund, Inc. Equity Growth Portfolio
For the period ended February 28, 2003***	For the year ended December 31, 2002	For the period May 2, 2003** December 31, 2003	For the period May 6, 2003** December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002

$(1,371)	$(8,089)	$(11,649)	$34,494	$(832)	$2,908	$(2,713)	$(2,135)

(17,718)	(18,083)	22,990	(5,439)	(125,123)	32,938	(89,050)	(154,329)

(17,074)	(155,510)	76,190	(34,849)	180,932	(102,910)	168,413	41,006

(36,163)	(181,682)	87,531	(5,794)	54,977	(67,064)	76,650	(115,458)

3,516	324,548	1,029,707	2,208,720	1,563	1,309	963	908

(598,345)	132,089	2,149,912	1,921,967	0	0	0	0

(12,068)	(27,994)	(86,035)	(155,277)	(138,323)	(6,883)	(71,222)	(113,460)

0	0	(8)	0	(283)	(292)	(235)	(382)

(606,897)	428,643	3,093,576	3,975,410	(137,043)	(5,866)	(70,494)	(112,934)

(643,060)	246,961	3,181,107	3,969,616	(82,066)	(72,930)	6,156	(228,392)

643,060	396,099	0	0	312,674	385,604	293,512	521,904

$0	$643,060	$3,181,107	$3,969,616	$230,608	$312,674	$299,668	$293,512

16,539	65,113	336,155	618,782	47	39	23	22

(114,417)	(12,023)	(42,176)	(221,799)	(4,440)	(228)	(1,724)	(2,851)

(97,878)	53,090	293,979	396,983	(4,393)	(189)	(1,701)	(2,829)

MONY AMERICA

Variable Account A

STATEMENT OF CHANGES IN NET ASSETS (continued)

	MONY Series Fund, Inc. Equity Income Portfolio		MONY Series Fund, Inc. Government Securities Portfolio		MONY Series Fund, Inc. Intermediate Term Bond Portfolio
	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002

From operations:

Net investment income (loss)	$2,630	$4,001	$1,309,463	$1,166,340	$1,961,322	$1,548,175

Net realized gain (loss)	(6,627)	(36,487)	1,779,285	856,498	1,701,167	648,500

Net change in unrealized appreciation (depreciation)	102,089	(53,835)	(2,787,757)	2,322,973	(2,443,793)	2,758,782

Net increase (decrease) in net assets from operations	98,092	(86,321)	300,991	4,345,811	1,218,696	4,955,457

Contract transactions:

Payments received from contract owners	3,485	2,950	20,927,661	26,794,815	852,705	8,638,650

Transfers between subaccounts, net	0	0	(7,581,791)	24,893,597	(7,186,134)	9,975,994

Transfers for contract benefits and terminations	(4,133)	(126,909)	(19,912,010)	(15,561,529)	(11,612,671)	(11,674,418)

Annual contract charges	(397)	(462)	(17,176)	(12,268)	(12,926)	(13,211)

Net increase (decrease) from contract transactions	(1,045)	(124,421)	(6,583,316)	36,114,615	(17,959,026)	6,927,015

Net increase (decrease) in net assets	97,047	(210,742)	(6,282,325)	40,460,426	(16,740,330)	11,882,472

Net assets beginning of period	376,820	587,562	107,765,762	67,305,336	69,074,769	57,192,297

Net assets end of period	$473,867	$376,820	$101,483,437	$107,765,762	$52,334,439	$69,074,769

Units issued during the period	87	79	3,302,520	5,448,296	429,321	2,074,206

Units redeemed during the period	(121)	(3,369)	(3,580,809)	(2,183,295)	(1,637,383)	(1,406,831)

Net units issued (redeemed) during period	(34)	(3,290)	(278,289)	3,265,001	(1,208,062)	667,375

**	Commencement of operations

See notes to financial statements.

MONY Series Fund, Inc. Money Market Portfolio		MONY Series Fund, Inc. Long Term Bond Portfolio		AIM Basic Value Fund— Series I	AIM Mid Cap Core Equity Fund— Series I	Alger American Balanced Portfolio— Class O
For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period May 7, 2003** December 31, 2003	For the period May 7, 2003** December 31, 2003	For the year ended December 31, 2003	For the period February 7, 2002** through December 31, 2002

$(925,134)	$374,164	$3,447,736	$2,625,151	$(22,498)	$(10,172)	$16,976	$(5,419)

0	0	3,146,170	663,641	19,650	21,795	11,152	(38,315)

0	0	(3,823,000)	6,408,061	559,587	163,158	844,992	(73,076)

(925,134)	374,164	2,770,906	9,696,853	556,739	174,781	873,120	(116,810)

79,061,662	72,610,392	9,500,623	12,526,496	2,025,022	1,379,757	4,022,277	2,937,866

(24,654,605)	41,430,021	(8,204,111)	3,548,782	3,677,432	1,117,371	679,565	110,574

(122,073,019)	(112,824,837)	(15,490,988)	(15,087,263)	(125,376)	(65,024)	(389,446)	(57,364)

(47,757)	(52,667)	(25,221)	(25,276)	(30)	(25)	(822)	0

(67,713,719)	1,162,909	(14,219,697)	962,739	5,577,048	2,432,079	4,311,574	2,991,076

(68,638,853)	1,537,073	(11,448,791)	10,659,592	6,133,787	2,606,860	5,184,694	2,874,266

228,741,623	227,204,550	88,695,049	78,035,457	0	0	2,874,266	0

$160,102,770	$228,741,623	$77,246,258	$88,695,049	$6,133,787	$2,606,860	$8,058,960	$2,874,266

33,382,597	19,334,013	1,444,687	2,145,238	545,772	233,228	561,281	372,949

(38,470,884)	(18,526,893)	(2,185,354)	(1,677,856)	(48,379)	(14,843)	(109,286)	(47,702)

(5,088,287)	807,120	(740,667)	467,382	497,393	218,385	451,995	325,247

MONY AMERICA

Variable Account A

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Alger American Mid Cap Growth Portfolio—Class O		Dreyfus Socially Responsible Growth Fund—Initial Class		Dreyfus Stock Index Portfolio—Initial Class
	For the year ended December 31, 2003	For the period February 7, 2002** through December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002

From operations:

Net investment income (loss)	$(119,664)	$(21,031)	$(82,599)	$(104,792)	$88,989	$(14,270)

Net realized gain (loss)	95,259	(98,569)	(1,257,886)	(1,747,548)	(3,766,413)	(6,970,872)

Net change in unrealized appreciation (depreciation)	2,791,082	(309,393)	2,772,138	(1,490,796)	19,265,452	(14,545,362)

Net increase (decrease) in net assets from operations	2,766,677	(428,993)	1,431,653	(3,343,136)	15,588,028	(21,530,504)

Contract transactions:

Payments received from contract owners	4,448,573	2,537,337	200,667	899,735	1,715,899	9,602,411

Transfers between subaccounts, net	6,686,660	1,169,861	(631,168)	(1,088,450)	(778,121)	(5,873,507)

Transfers for contract benefits and terminations	(701,376)	(102,265)	(891,380)	(1,141,594)	(6,137,717)	(8,424,111)

Annual contract charges	(639)	0	0	0	0	0

Net increase (decrease) from contract transactions	10,433,218	3,604,933	(1,321,881)	(1,330,309)	(5,199,939)	(4,695,207)

Net increase (decrease) in net assets	13,199,895	3,175,940	109,772	(4,673,445)	10,388,089	(26,225,711)

Net assets beginning of period	3,175,940	0	6,828,544	11,501,989	62,837,287	89,062,998

Net assets end of period	$16,375,835	$3,175,940	$6,938,316	$6,828,544	$73,225,376	$62,837,287

Units issued during the period	1,331,521	474,104	90,495	232,141	1,064,994	1,900,275

Units redeemed during the period	(275,436)	(56,022)	(319,908)	(458,156)	(1,860,040)	(2,747,326)

Net units issued (redeemed) during period	1,056,085	418,082	(229,413)	(226,015)	(795,046)	(847,051)

**	Commencement of operations

See notes to financial statements.

Dreyfus IP Small Cap Stock Index Portfolio—Service Class	Fidelity VIP Growth Portfolio—Service Class		Fidelity VIP II Contrafund Portfolio—Service Class		Fidelity VIP III Growth Opportunities Portfolio—Service Class		Franklin Income Securities Fund— Class 2

For the period May 30, 2003** December 31, 2003	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period May 7, 2003** December 31, 2003

$(4,736)	$(367,314)	$(498,994)	$(470,770)	$(320,899)	$(63,275)	$(45,010)	$(3,907)

14,723	(4,266,102)	(7,021,266)	(1,565,986)	(3,285,829)	(1,062,611)	(1,912,971)	33,178

155,803	13,281,840	(8,742,161)	13,583,723	(2,349,889)	3,392,244	(1,296,302)	532,041

165,790	8,648,424	(16,262,421)	11,546,967	(5,956,617)	2,266,358	(3,254,283)	561,312

1,048,098	1,044,194	3,984,373	999,952	4,515,478	182,070	1,182,387	2,458,439

957,368	(1,780,644)	(4,776,590)	206,657	(2,637,653)	(737,207)	(1,949,608)	3,640,238

(28,489)	(3,395,145)	(4,562,205)	(4,693,684)	(5,373,782)	(1,113,272)	(1,127,786)	(69,097)

(60)	0	0	0	0	0	0	(30)

1,976,917	(4,131,595)	(5,354,422)	(3,487,075)	(3,495,957)	(1,668,409)	(1,895,007)	6,029,550

2,142,707	4,516,829	(21,616,843)	8,059,892	(9,452,574)	597,949	(5,149,290)	6,590,862

0	31,005,791	52,622,634	46,605,133	56,057,707	9,222,972	14,372,262	0

$2,142,707	$35,522,620	$31,005,791	$54,665,025	$46,605,133	$9,820,921	$9,222,972	$6,590,862

224,297	466,093	757,524	606,553	1,066,445	132,650	287,087	606,552

(52,403)	(1,162,412)	(1,688,165)	(1,047,881)	(1,511,735)	(429,474)	(640,892)	(54,949)

171,894	(696,319)	(930,641)	(441,328)	(445,290)	(296,824)	(353,805)	551,603

MONY AMERICA

Variable Account A

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Franklin Rising Dividends Securities Fund—Class 2	Franklin Zero Coupon 2010 Fund—Class 2	INVESCO VIF Financial Services Portfolio		INVESCO VIF Health Sciences Portfolio
	For the period May 7, 2003** December 31, 2003	For the period May 16, 2003** December 31, 2003	For the year ended December 31, 2003	For the period February 8, 2002** through December 31, 2002	For the year ended December 31, 2003	For the period February 8, 2002** through December 31, 2002

From operations:

Net investment income (loss)	$(16,354)	$(3,391)	$(11,996)	$(217)	$(39,453)	$(9,212)

Net realized gain (loss)	37,417	9,013	(11,186)	(11,216)	(10,307)	(25,369)

Net change in unrealized appreciation (depreciation)	330,542	8,101	371,837	(48,896)	587,145	(103,078)

Net increase (decrease) in net assets from operations	351,605	13,723	348,655	(60,329)	537,385	(137,659)

Contract transactions:

Payments received from contract owners	1,321,612	431,145	1,085,519	768,681	1,758,602	1,473,718

Transfers between subaccounts, net	3,454,503	616,364	128,896	16,336	175,417	(24,616)

Transfers for contract benefits and terminations	(76,043)	(85,194)	(90,399)	(13,766)	(155,684)	(36,757)

Annual contract charges	(50)	0	(204)	0	(243)	0

Net increase (decrease) from contract transactions	4,700,022	962,315	1,123,812	771,251	1,778,092	1,412,345

Net increase (decrease) in net assets	5,051,627	976,038	1,472,467	710,922	2,315,477	1,274,686

Net assets beginning of period	0	0	710,922	0	1,274,686	0

Net assets end of period	$5,051,627	$976,038	$2,183,389	$710,922	$3,590,163	$1,274,686

Units issued during the period	472,385	366,974	144,912	94,104	249,782	184,449

Units redeemed during the period	(49,831)	(265,124)	(25,827)	(9,808)	(53,743)	(26,407)

Net units issued (redeemed) during period	422,554	101,850	119,085	84,296	196,039	158,042

**	Commencement of operations

See notes to financial statements.

INVESCO VIF Telecommunications Portfolio		Janus Aspen Series Mid Cap Growth Portfolio— Institutional Class		Janus Aspen Series Balanced Portfolio— Institutional Class		Janus Aspen Series Capital Appreciation Portfolio— Institutional Class		Janus Aspen Series Capital Appreciation Portfolio— Service Class
For the year ended December 31, 2003	For the period February 7, 2002** through December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2003	For the period February 6, 2002 through December 31, 2002**

$(13,102)	$(2,682)	$(371,089)	$(462,102)	$503,170	$756,206	$(311,668)	$(360,101)	$(36,022)	$(5,916)

(1,912)	(7,118)	(7,982,064)	(21,796,471)	(2,049,740)	(3,235,589)	(5,015,238)	(8,337,539)	18,115	(26,696)

235,245	(38,156)	16,279,004	9,370,168	8,775,831	(3,423,650)	11,418,741	42,314	509,254	(56,644)

220,231	(47,956)	7,925,851	(12,888,405)	7,229,261	(5,903,033)	6,091,835	(8,655,326)	491,347	(89,256)

510,599	433,426	1,068,567	2,819,066	1,180,274	8,484,177	704,627	2,258,670	2,384,063	1,232,366

120,570	7,694	(2,212,918)	(6,264,621)	(4,073,789)	(2,184,278)	(3,174,960)	(6,130,347)	65,824	38,054

(27,637)	(8,017)	(2,713,451)	(3,940,585)	(7,563,945)	(8,574,802)	(3,881,100)	(5,220,519)	(127,164)	(33,957)

(112)	0	0	0	0	0	0	0	(444)	0

603,420	433,103	(3,857,802)	(7,386,140)	(10,457,460)	(2,274,903)	(6,351,433)	(9,092,196)	2,322,279	1,236,463

823,651	385,147	4,068,049	(20,274,545)	(3,228,199)	(8,177,936)	(259,598)	(17,747,522)	2,813,626	1,147,207

385,147	0	26,107,171	46,381,716	64,296,841	72,474,777	36,731,345	54,478,867	1,147,207	0

$1,208,798	$385,147	$30,175,220	$26,107,171	$61,068,642	$64,296,841	$36,471,747	$36,731,345	$3,960,833	$1,147,207

95,448	66,196	507,502	736,911	546,877	1,553,961	303,905	586,408	340,156	172,339

(15,349)	(3,270)	(1,260,539)	(2,220,512)	(1,635,775)	(1,835,049)	(1,211,981)	(1,870,563)	(87,125)	(41,344)

80,099	62,926	(753,037)	(1,483,601)	(1,088,898)	(281,088)	(908,076)	(1,284,155)	253,031	130,995

MONY AMERICA

Variable Account A

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Janus Aspen Series Flexible Income Portfolio—Service Class		Janus Aspen Series International Growth Portfolio—Service Class		Janus Aspen Series WorldWide Growth Portfolio—Institutional Class
	For the year ended December 31, 2003	For the period February 8, 2002** through December 31, 2002	For the year ended December 31, 2003	For the period February 7, 2002** through December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002
From operations:

Net investment income (loss)	$281,494	$71,421	$(50,924)	$(10,180)	$(112,212)	$(287,488)

Net realized gain (loss)	103,270	45,488	1,333,420	(55,005)	(8,924,483)	(12,245,264)

Net change in unrealized appreciation (depreciation)	(6,088)	93,690	2,765,593	(332,955)	17,981,676	(6,436,250)

Net increase (decrease) in net assets from operations	378,676	210,599	4,048,089	(398,140)	8,944,981	(18,969,002)

Contract transactions:

Payments received from contract owners	8,386,152	4,626,756	7,884,592	4,730,574	1,136,328	3,579,260

Transfers between subaccounts, net	658,584	484,456	1,738,347	345,151	(4,560,432)	(6,494,802)

Transfers for contract benefits and terminations	(823,405)	(210,396)	(1,176,903)	(20,601)	(4,834,079)	(5,942,882)

Annual contract charges	(1,152)	0	(1,668)	0	0	0

Net increase (decrease) from contract transactions	8,220,179	4,900,816	8,444,368	5,055,124	(8,258,183)	(8,858,424)

Net increase (decrease) in net assets	8,598,855	5,111,415	12,492,457	4,656,984	686,798	(27,827,426)

Net assets beginning of period	5,111,415	0	4,656,984	0	46,520,009	74,347,435

Net assets end of period	$13,710,270	$5,111,415	$17,149,441	$4,656,984	$47,206,807	$46,520,009

Units issued during the period	920,486	628,760	11,700,209	3,061,920	472,242	793,143

Units redeemed during the period	(179,616)	(156,430)	(10,672,700)	(2,461,839)	(1,692,340)	(2,038,629)

Net units issued (redeemed) during period	740,870	472,330	1,027,509	600,081	(1,220,098)	(1,245,486)

**	Commencement of operations

See notes to financial statements.

Lord Abbett Bond- Debenture Portfolio—Class VC		Lord Abbett Growth and Income Portfolio—Class VC		Lord Abbett Mid-Cap Value Portfolio—Class VC		MFS Mid Cap Growth Portfolio—Initial Class
For the year ended December 31, 2003	For the period February 6, 2002** through December 31, 2002	For the year ended December 31, 2003	For the period February 6, 2002** through December 31, 2002	For the year ended December 31, 2003	For the period February 6, 2002** through December 31, 2002	For the year ended December 31, 2003	For the period February 8, 2002** through December 31, 2002

$293,616	$31,386	$(90,740)	$8,129	$(150,423)	$(4,470)	$(29,718)	$(4,490)

243,691	8,446	(141,835)	(240,395)	22,865	(150,418)	33,560	(59,966)

297,184	23,808	5,803,224	(239,999)	4,913,633	(391,339)	521,706	(27,597)

834,491	63,640	5,570,649	(472,265)	4,786,075	(546,227)	525,548	(92,053)

6,370,272	2,034,339	10,491,043	5,548,617	7,431,460	6,403,042	1,632,505	848,439

1,501,464	133,307	7,793,998	5,746,628	5,190,404	7,113,338	519,922	13,114

(548,267)	(42,749)	(1,270,289)	(339,110)	(1,374,866)	(666,568)	(145,743)	(7,593)

(884)	0	(1,447)	0	(1,438)	0	(271)	0

7,322,585	2,124,897	17,013,305	10,956,135	11,245,560	12,849,812	2,006,413	853,960

8,157,076	2,188,537	22,583,954	10,483,870	16,031,635	12,303,585	2,531,961	761,907

2,188,537	0	10,483,870	0	12,303,585	0	761,907	0

$10,345,613	$2,188,537	$33,067,824	$10,483,870	$28,335,220	$12,303,585	$3,293,868	$761,907

973,132	240,488	2,282,922	1,484,892	1,703,055	1,695,638	331,480	148,317

(339,092)	(34,397)	(449,934)	(209,931)	(458,043)	(264,915)	(65,851)	(26,873)

634,040	206,091	1,832,988	1,274,961	1,245,012	1,430,723	265,629	121,444

MONY AMERICA

Variable Account A

STATEMENT OF CHANGES IN NET ASSETS (continued)

	MFS New Discovery Portfolio—Initial Class		MFS Total Return Portfolio—Initial Class		MFS Utilities Portfolio—Initial Class
	For the year ended December 31, 2003	For the period February 7, 2002** through December 31, 2002	For the year ended December 31, 2003	For the period February 8, 2002** through December 31, 2002	For the year ended December 31, 2003	For the period February 7, 2002** through December 31, 2002

From operations:

Net investment income (loss)	$(58,844)	$(17,619)	$(17,381)	$(26,087)	$(1,400)	$(1,809)

Net realized gain (loss)	(14,903)	(88,402)	(19,541)	(61,532)	54,627	(20,759)

Net change in unrealized appreciation (depreciation)	1,043,730	(251,968)	1,713,566	(8,912)	335,368	8,283

Net increase (decrease) in net assets from operations	969,983	(357,989)	1,676,644	(96,531)	388,595	(14,285)

Contract transactions:

Payments received from contract owners	1,674,557	2,519,963	7,504,986	6,224,163	1,304,920	582,107

Transfers between subaccounts, net	273,130	18,841	1,001,636	219,619	227,916	25,277

Transfers for contract benefits and terminations	(271,026)	(40,613)	(545,174)	(169,468)	(72,650)	(9,471)

Annual contract charges	(494)	0	(1,952)	0	(170)	0

Net increase (decrease) from contract transactions	1,676,167	2,498,191	7,959,496	6,274,314	1,460,016	597,913

Net increase (decrease) in net assets	2,646,150	2,140,202	9,636,140	6,177,783	1,848,611	583,628

Net assets beginning of period	2,140,202	0	6,177,783	0	583,628	0

Net assets end of period	$4,786,352	$2,140,202	$15,813,923	$6,177,783	$2,432,239	$583,628

Units issued during the period	831,367	346,641	966,708	772,344	194,112	79,936

Units redeemed during the period	(628,092)	(51,585)	(144,555)	(107,919)	(50,073)	(11,056)

Net units issued (redeemed) during period	203,275	295,056	822,153	664,425	144,039	68,880

**	Commencement of operations

See notes to financial statements.

UIF Emerging Markets Equity Portfolio—Class I		UIF Global Value Equity Portfolio—Class I		UIF U.S. Real Estate Portfolio—Class I		PIMCO Advisor VIT Op Cap Equity Portfolio
For the year ended December 31, 2003	For the period February 7, 2002** through December 31, 2002	For the year ended December 31, 2003	For the period February 20, 2002** through December 31, 2002	For the year ended December 31, 2003	For the period February 7, 2002** through December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002

$(37,637)	$(5,668)	$(57,487)	$7,090	$(149,296)	$158,272	$476	$(3,047)

937,927	(35,458)	293,912	(25,283)	57,843	58,387	(5,157)	(742)

573,711	(41,101)	891,095	(158,040)	3,267,194	(468,524)	199,181	(205,589)

1,474,001	(82,227)	1,127,520	(176,233)	3,175,741	(251,865)	194,500	(209,378)

1,394,101	835,155	2,490,132	1,401,227	3,952,764	2,980,595	3,779	9,030

1,377,155	78,959	80,157	517,180	3,054,041	3,705,456	32,592	0

(580,702)	(15,341)	(280,601)	(12,863)	(760,551)	(230,276)	(17,110)	(57,409)

(468)	0	(296)	0	(1,006)	0	(409)	(425)

2,190,086	898,773	2,289,392	1,905,544	6,245,248	6,455,775	18,852	(48,804)

3,664,087	816,546	3,416,912	1,729,311	9,420,989	6,203,910	213,352	(258,182)

816,546	0	1,729,311	0	6,203,910	0	721,237	979,419

$4,480,633	$816,546	$5,146,223	$1,729,311	$15,624,899	$6,203,910	$934,589	$721,237

8,385,197	445,677	2,243,174	288,194	976,957	780,012	866	209

(8,138,310)	(348,718)	(1,953,769)	(70,564)	(408,508)	(107,271)	(452)	(1,299)

246,887	96,959	289,405	217,630	568,449	672,741	414	(1,090)

MONY AMERICA

Variable Account A

STATEMENT OF CHANGES IN NET ASSETS (continued)

	PIMCO Advisor VIT Op Cap Managed Portfolio		PIMCO Advisor VIT Op Cap Small Cap Portfolio

	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2003	For the year ended December 31, 2002

From operations:

Net investment income (loss)	$48,116	$80,940	$(8,323)	$(8,894)

Net realized gain (loss)	(158,579)	(321,489)	8,876	140,958

Net change in unrealized appreciation (depreciation)	1,719,693	(1,829,283)	244,390	(316,622)

Net increase (decrease) in net assets from operations	1,609,230	(2,069,832)	244,943	(184,558)

Contract transactions:

Payments received from contract owners	62,252	18,190	4,580	9,630

Transfers between subaccounts, net	(39,205)	9,221	(40,037)	0

Transfers for contract benefits and terminations	(708,615)	(1,749,553)	(42,866)	(83,641)

Annual contract charges	(5,163)	(5,724)	(510)	(542)

Net increase (decrease) from contract transactions	(690,731)	(1,727,866)	(78,833)	(74,553)

Net increase (decrease) in net assets	918,499	(3,797,698)	166,110	(259,111)

Net assets beginning of period	8,409,769	12,207,467	633,095	892,206

Net assets end of period	$9,328,268	$8,409,769	$799,205	$633,095

Units issued during the period	4,102	1,806	513	214

Units redeemed during the period	(18,037)	(36,159)	(2,365)	(1,822)

Net units issued (redeemed) during period	(13,935)	(34,353)	(1,852)	(1,608)

**	Commencement of operations.

See notes to financial statements.

PIMCO Advisor Op Cap U.S. Government Income Portfolio		Oppenheimer Global Securities Portfolio— Service Class	Oppenheimer Main Street Portfolio— Service Class	PBHG Mid-Cap Portfolio		PBHG Select Value Portfolio
For the year ended December 31, 2003	For the year ended December 31, 2002	For the period May 7, 2003** December 31, 2003	For the period May 7, 2003** December 31, 2003	For the year ended December 31, 2003	For the period February 7, 2002** through December 31, 2002	For the year ended December 31, 2003	For the period February 8, 2002** through December 31, 2002

$4,825	$8,397	$(26,144)	$(15,185)	$(169,973)	$(38,327)	$34,883	$2,315

9,114	2,633	27,056	11,576	(130,159)	(114,262)	(80,491)	(54,035)

(14,223)	11,903	870,747	300,253	3,459,682	(240,255)	637,185	(108,118)

(284)	22,933	871,659	296,644	3,159,550	(392,844)	591,577	(159,838)

99	4,300	2,793,576	1,611,751	7,156,431	5,577,746	2,041,714	1,884,469

(119,021)	0	3,904,543	2,174,547	1,112,251	425,303	229,842	(13,569)

(4,512)	(32,562)	(96,312)	(79,906)	(511,357)	(186,151)	(177,378)	(58,249)

(130)	(116)	(36)	(12)	(1,601)	0	(338)	0

(123,564)	(28,378)	6,601,771	3,706,380	7,755,724	5,816,898	2,093,840	1,812,651

(123,848)	(5,445)	7,473,430	4,003,024	10,915,274	5,424,054	2,685,417	1,652,813

298,546	303,991	0	0	5,424,054	0	1,652,813	0

$174,698	$298,546	$7,473,430	$4,003,024	$16,339,328	$5,424,054	$4,338,230	$1,652,813

26	197	588,589	361,471	989,561	719,370	322,686	248,448

(5,640)	(1,588)	(41,128)	(18,650)	(188,859)	(90,893)	(51,386)	(30,470)

(5,614)	(1,391)	547,461	342,821	800,702	628,477	271,300	217,978

MONY AMERICA

Variable Account A

STATEMENT OF CHANGES IN NET ASSETS (continued)

	PIMCO Global Bond Portfolio— Administrative Class		PIMCO Real Return Portfolio— Administrative Class		PIMCO StocksPLUS Growth and Income Portfolio—Administrative Class
	For the year ended December 31, 2003	For the period February 8, 2002** through December 31, 2002	For the year ended December 31, 2003	For the period February 8, 2002** through December 31, 2002	For the year ended December 31, 2003	For the period February 8, 2002** through December 31, 2002
From operations:

Net investment income (loss)	$67,079	$32,050	$541,049	$345,030	$124,084	$72,791

Net realized gain (loss)	535,438	114,677	2,331,541	241,936	(120,907)	(235,443)

Net change in unrealized appreciation (depreciation)	852,400	336,157	530,629	1,287,551	4,089,174	(334,498)

Net increase (decrease) in net assets from operations	1,454,917	482,884	3,403,219	1,874,517	4,092,351	(497,150)

Contract transactions:

Payments received from contract owners	7,913,722	2,443,325	22,510,612	13,158,141	12,631,522	7,457,510

Transfers between subaccounts, net	1,763,183	4,860,209	4,875,515	24,432,280	1,903,327	465,852

Transfers for contract benefits and terminations	(1,445,062)	(630,744)	(5,534,235)	(2,205,781)	(637,288)	(136,598)

Annual contract charges	(820)	0	(3,255)	0	(2,010)	0

Net increase (decrease) from contract transactions	8,231,023	6,672,790	21,848,637	35,384,640	13,895,551	7,786,764

Net increase (decrease) in net assets	9,685,940	7,155,674	25,251,856	37,259,157	17,987,902	7,289,614

Net assets beginning of period	7,155,674	0	37,259,157	0	7,289,614	0

Net assets end of period	$16,841,614	$7,155,674	$62,511,013	$37,259,157	$25,277,516	$7,289,614

Units issued during the period	2,079,529	882,075	4,506,716	3,978,001	1,733,948	1,050,155

Units redeemed during the period	(1,416,389)	(265,968)	(2,652,261)	(667,403)	(231,055)	(163,121)

Net units issued (redeemed) during period	663,140	616,107	1,854,455	3,310,598	1,502,893	887,034

**	Commencement of operations

See notes to financial statements.

PROFUNDS VP Bear Portfolio— Investor Class	PROFUNDS VP Rising Rates Opportunity Portfolio— Investor Class	PROFUNDS VP Ultra Bull Portfolio— Investor Class
For the period May 2, 2003** through December 31, 2003	For the period May 5, 2003** through December 31, 2003	For the period May 2, 2003** through December 31, 2003

$(1,282)	$(24,414)	$(19,386)

624	(10,115)	97,985

(17,810)	(205,373)	677,918

(18,468)	(239,902)	756,517

101,971	6,608,086	1,844,064

103,940	3,280,522	3,574,238

118	(221,712)	(84,630)

0	(63)	(59)

206,029	9,666,833	5,333,613

187,561	9,426,931	6,090,130

0	0	0

$187,561	$9,426,931	$6,090,130

162,562	1,128,520	823,343

(139,406)	(223,273)	(372,495)

23,156	905,247	450,848

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS

1.  Organization and Business:

MONY America Variable Account A (the “Variable Account”) is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America (“MONY America”), under the laws of the State of Arizona.

The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The Variable Account holds assets that are segregated from all of MONY America’s other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity), collectively, the “Variable Annuity Policies”. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company (“MONY”).

There are seventy MONY Variable Annuity subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the “Fund”), Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Dreyfus Investment Portfolios, INVESCO Variable Investment Funds, Lord Abbett Series Fund, MFS Variable Insurance Trust, The Universal Institutional Funds, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, the Enterprise Accumulation Trust (“Enterprise”) Fidelity Variable Insurance Products, Janus Aspen Series, PROFUNDS, AIM Variable Insurance Funds, Franklin Templeton Variable Insurance Products Trust, PIMCO Advisors VIT, and Oppenheimer Variable Account (collectively, the “Funds”). The Funds are registered under the 1940 Act as open-end, management investment companies. The Fund and Enterprise are affiliated with MONY.

During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial statements for the years ended December 31, 2003 and 2002 are presented for each portfolio of the Funds rather than each Variable Life Insurance Policy as if the subaccounts were combined on January 1, 2002. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Life Insurance Policies.

These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2.  Significant Accounting Policies:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments:

The investment in shares of each of the respective Funds’ portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

Investment Transactions and Investment Income:

Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

2.  Significant Accounting Policies (continued)

income and distributions of net realized gains are recorded on ex-dividend date. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

Taxes:

MONY America is currently taxed as a life insurance company and will include the Variable Account’s operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3.  Related Party Transactions:

MONY America is the legal owner of the assets held by the Variable Account.

Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

With respect to certain variable contracts, a periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2003, the amount deducted for such purposes for all MONY America Variable Account subaccounts was $309,698,364.

MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.20% to 2.80% of the average daily net assets of each of the subaccounts of MONY Variable Annuity. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders’ accounts. During the year ended December 31, 2003 MONY America received $1,023,305 in aggregate from certain Funds in connection with MONY America Annuity subaccounts.

On September 17, 2003, The MONY Group, Inc. (“MONY Group”, the ultimate parent of MONY and MONY America) entered into an Agreement and Plan of Merger with AXA Financial, Inc. (“AXA Financial”), and AIMA Acquisition Co. (“AIMA”), which was subsequently amended on February 22, 2004 (hereafter referred to collectively as the “AXA Agreement”), pursuant to which MONY Group will become a wholly owned subsidiary of AXA Financial. The acquisition contemplated by the AXA Agreement is subject to various regulatory approvals and other customary conditions, including the approval of MONY Group’s shareholders. A special meeting of MONY Group’s shareholders is scheduled for May 18, 2004 to vote on the proposed acquisition of MONY Group by AXA Financial. The transaction is expected to close in the second quarter of 2004.

On January 13, 2004 and February 4, 2004 the Board of Trustees of Enterprise and the Board of Directors of MONY Series Fund (collectively “the Trusts”), respectively, approved resolutions to merge the Trusts into the EQ Advisors Trust, a registered investment company managed by the Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial. These mergers are subject to the approvals of the shareholders of each of the Trusts and are conditional upon completion of the proposed acquisition of MONY Group by AXA Financial.

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions:

Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2003 were as follows:

	Cost of Shares Acquired	Proceeds from Shares Redeemed

Enterprise Balanced Portfolio	$332,990	$1,157,599

Enterprise Capital Appreciation Portfolio	2,171,329	5,227,653

Enterprise Deep Value Portfolio	1,196,405	81,207

Enterprise Equity Portfolio	12,030,756	27,247,186

Enterprise Emerging Countries Portfolio	43,114	68,353

Enterprise Equity Income Portfolio	6,733,745	7,352,077

Enterprise Growth and Income Portfolio	4,796,246	17,161,122

Enterprise Growth Portfolio	20,790,218	26,276,187

Enterprise Global Socially Responsive Portfolio	614,439	75,445

Enterprise High-Yield Portfolio	7,757,104	11,994,537

Enterprise International Growth Portfolio	11,854,000	15,067,222

Enterprise Mid-Cap Growth Portfolio	129,684	201,639

Enterprise Multi-Cap Growth Portfolio	5,416,872	8,346,936

Enterprise Managed Portfolio	10,020,147	94,253,110

Enterprise Small Company Growth Portfolio	12,051,374	12,027,629

Enterprise Small Company Value Portfolio	19,226,335	37,891,160

Enterprise Total Return Portfolio	14,393,352	4,301,329

Enterprise WorldWide Growth Portfolio	88,497	53,749

Enterprise Mergers & Acquisitions Portfolio	3,354,028	272,100

Enterprise Short Duration Bond Portfolio	6,106,755	2,152,478

MONY Series Fund, Inc. Diversified Portfolio	1,521	141,937

MONY Series Fund, Inc. Equity Growth Portfolio	934	75,390

MONY Series Fund, Inc. Equity Income Portfolio	3,383	9,836

MONY Series Fund, Inc. Government Securities Portfolio	26,100,253	34,330,704

MONY Series Fund, Inc. Intermediate Term Bond Portfolio	2,629,072	21,480,382

MONY Series Fund, Inc. Money Market Portfolio	258,254,044	328,999,305

MONY Series Fund, Inc. Long Term Bond Portfolio	12,143,881	27,628,391

AIM Basic Value Fund—Series I	5,891,600	338,729

AIM Mid Cap Core Equity Fund—Series I	2,527,833	105,926

Alger American Balanced Portfolio—Class O	5,134,683	914,105

Alger American Mid Cap Growth Portfolio—Class O	12,136,346	1,827,004

Dreyfus Socially Responsible Growth Fund—Initial Class	302,984	1,722,936

Dreyfus Stock Index Portfolio—Initial Class	2,309,430	8,467,277

Dreyfus IP Small Cap Stock Index Portfolio—Service Class	2,527,649	558,669

Fidelity VIP Growth Portfolio—Service Class	1,072,652	5,675,217

Fidelity VIP II Contrafund Portfolio—Service Class	2,102,191	6,293,795

Fidelity VIP III Growth Opportunities Portfolio—Service Class	413,394	2,217,465

Franklin Income Securities Fund—Class 2	6,557,790	554,489

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

	Cost of Shares Acquired	Proceeds from Shares Redeemed

Franklin Rising Dividends Securities Fund—Class 2	$5,121,117	$440,131

Franklin Zero Coupon 2010 Fund—Class 2	3,526,856	2,568,257

INVESCO VIF Financial Services Portfolio	1,343,960	243,123

INVESCO VIF Health Sciences Portfolio	2,196,235	459,389

INVESCO VIF Telecommunications Portfolio	704,880	115,118

Janus Aspen Series Mid Cap Growth Portfolio—Institutional Class	644,621	4,905,135

Janus Aspen Series Balanced Portfolio—Institutional Class	1,362,693	12,733,801

Janus Aspen Series Capital Appreciation—Institutional Class	530,489	7,406,011

Janus Aspen Series Capital Apppreciation Portfolio—Service Class	3,008,770	731,388

Janus Aspen Series Flexible Income Portfolio—Service Class	9,709,940	1,659,124

Janus Aspen Series International Growth Portfolio—Service Class	101,460,534	93,101,539

Janus Aspen Series WorldWide Growth Portfolio—Institutional Class	536,417	9,451,090

Lord Abbett Bond-Debenture Portfolio—Class VC	10,870,873	3,645,170

Lord Abbett Growth and Income Portfolio—Class VC	18,818,649	2,100,898

Lord Abbett Mid-Cap Value Portfolio—Class VC	13,117,250	2,167,713

MFS Mid Cap Growth Portfolio—Initial Class	2,402,735	427,049

MFS New Discovery Portfolio—Initial Class	8,824,867	7,210,686

MFS Total Return Portfolio—Initial Class	8,892,692	1,118,908

MFS Utilities Portfolio—Initial Class	1,914,238	476,557

UIF Emerging Markets Equity Portfolio—Class I	86,771,886	84,620,653

UIF Global Value Equity Portfolio—Class I	20,960,154	18,730,900

UIF U.S. Real Estate Portfolio—Class I	9,940,979	3,852,618

PIMCO Advisor VIT Op Cap Equity Portfolio	35,972	27,823

PIMCO Advisor VIT Op Cap Managed Portfolio	161,027	968,389

PIMCO Advisor VIT Op Cap Small Cap Portfolio	23,124	111,351

PIMCO Advisor VIT Op Cap U.S. Government Income Portfolio	73	127,600

Oppenheimer Global Securities Portfolio—Service Class	6,867,651	292,024

Oppenheimer Main Street Portfolio—Service Class	3,859,305	168,110

PBHG Mid-Cap Portfolio	9,003,530	1,425,414

PBHG Select Value Portfolio	2,395,549	351,104

PIMCO Global Bond Portfolio—Administrative Class	22,438,014	14,404,312

PIMCO Real Return Portfolio—Administrative Class	43,621,771	22,630,357

PIMCO StocksPLUS Growth and Income Portfolio—Administrative Class	15,216,607	1,590,531

PROFUNDS VP Bear Portfolio—Investor Class	1,403,875	1,199,128

PROFUNDS VP Rising Rates Opportunity Portfolio—Investor Class	11,493,166	1,850,746

PROFUNDS VP Ultra Bull Portfolio—Investor Class	10,044,631	4,730,404

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Financial Highlights

The Variable Annuity Policies have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Effective for the year ended December 31, 2003, the Variable Account has adopted the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies, which requires the disclosure of ranges for certain financial highlights information. The following table was developed by determining which Variable Annuity Policies funded by the Variable Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the year ended December 31, 2003 were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by MONY as contract owners may not have selected all available and applicable contract options discussed in Note 1. The ranges for the total return ratio and unit value correspond to the product groupings that produced the lowest and highest expense ratios.

	At December 31, 2003			For the period ended December 31, 2003
	Units Outstanding	Unit Value Lowest to Highest	Net Assets (000’s)	Investment Income Ratio*		Expense Ratio** Lowest to Highest		Total Return*** Lowest to Highest

Enterprise Balanced Portfolio (7)	0	$8.39	$0	15.80	%(^)	1.35	%(^)	(2.44)%

Enterprise Capital Appreciation Portfolio	3,166,647	12.34	39,075	0.00		1.35		31.14

Enterprise Deep Value Portfolio (1)	106,337	12.04	1,225	1.48	(^)	1.35	(^)	11.40 to 12.30

Enterprise Equity Portfolio	11,177,164	8.96 to 40.34	186,271	0.00		1.25 to 1.35		50.84 to 51.03

Enterprise Emerging Countries Portfolio (7)	0	7.60	0	0.00		1.35	(^)	(2.06)

Enterprise Equity Income Portfolio	3,713,560	9.82 to 10.75	38,482	1.46		1.20 to 2.35		23.83 to 25.15

Enterprise Growth and Income Portfolio	10,258,602	9.74 to 9.49	99,036	1.00		1.20 to 2.35		24.55 to 26.03

Enterprise Growth Portfolio	22,366,195	8.85 to 9.21	199,076	0.43		1.20 to 2.35		14.34 to 15.70

Enterprise Global Socially Responsive Portfolio	87,536	10.16 to 10.19	910	0.51		1.20 to 2.35		23.90 to 25.18

Enterprise High-Yield Portfolio	4,916,421	12.48 to 18.50	67,650	2.62		1.25 to 1.35		20.93 to 21.07

Enterprise International Growth Portfolio	3,351,438	8.84 to 12.37	34,025	0.48		1.25 to 1.35		29.05 to 29.26

Enterprise Mid-Cap Growth Portfolio (7)	0	5.02	0	0.00		1.35	(^)	(3.09)

Enterprise Multi-Cap Growth Portfolio	3,889,027	9.06 to 9.06	52,248	0.00		1.20 to 2.35		31.49 to 32.84

Enterprise Managed Portfolio	22,365,263	9.31 to 9.60	517,854	1.14		1.20 to 2.35		18.08 to 19.36

Enterprise Small Company Growth Portfolio	4,827,018	9.42 to 9.79	63,991	0.00		1.20 to 2.35		20.15 to 21.61

Enterprise Small Company Value Portfolio	12,157,794	12.32 to 12.52	289,253	0.11		1.20 to 2.35		34.20 to 35.79

Enterprise Total Return Portfolio	2,027,219	10.79 to 10.96	22,190	2.75		1.20 to 2.35		3.15 to 4.36

Enterprise WorldWide Growth Portfolio (7)	0	6.18	0	0.00		1.35	(^)	(5.94)

Enterprise Mergers and Acquisitions Portfolio (1)	293,979	10.90	3,181	0.00		1.35	(^)	8.7

Enterprise Short Duration Bond Portfolio (2)	396,983	9.99	3,970	3.96	(^)	1.70	(^)	(0.10)

MONY Series Fund, Inc. Diversified Portfolio	5,942	38.81	231	0.91		1.25		28.26

MONY Series Fund, Inc. Equity Growth Portfolio	6,218	48.20	300	0.32		1.25		29.99

MONY Series Fund, Inc. Equity Income Portfolio	10,699	44.30	474	1.91		1.25		26.14

MONY Series Fund, Inc. Government Securities Portfolio	8,610,595	10.30 to 10.51	101,483	2.60		1.20 to 2.35		(0.68) to 0.48

MONY Series Fund, Inc. Intermediate Term Bond Portfolio	3,561,543	12.42 to 24.43	52,334	4.50		1.25 to 1.35		1.89 to 2.00

MONY Series Fund, Inc. Money Market Portfolio	13,360,355	9.80 to 9.99	160,103	0.91		1.20 to 2.35		(1.41) to (0.40)

MONY Series Fund, Inc. Long Term Bond Portfolio	5,116,256	11.44 to 11.50	77,246	5.36		1.20 to 2.35		2.40 to 3.53

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Financial Highlights (continued)

	At December 31, 2003			For the period ended December 31, 2003
	Units Outstanding	Unit Value Lowest to Highest	Net Assets (000’s)	Investment Income Ratio*		Expense Ratio** Lowest to Highest		Total Return*** Lowest to Highest

AIM Basic Value Fund— Series I (3)	497,391	$12.60	$6,134	0.11	%(^)	1.35	%(^)	26.00%

AIM Mid Cap Core Equity Fund—Series I (3)	218,390	12.22	2,607	0.00		1.35	(^)	22.20

Alger American Balanced Portfolio—Class O	777,242	10.25 to 10.36	8,059	1.97		1.20 to 2.35		16.35 to 17.59

Alger American Mid Cap Growth Portfolio—Class O	1,474,168	10.87 to 11.29	16,376	0.00		1.20 to 2.35		44.36 to 46.05

Dreyfus Socially Responsible Growth Fund—Initial Class	1,025,856	6.77	6,938	0.11		1.35		24.45

Dreyfus Stock Index Portfolio— Initial Class	9,138,583	8.01	73,225	1.49		1.35		26.54

Dreyfus IP Small Cap Stock Index Portfolio— Service Class (4)	171,894	12.36 to 12.41	2,143	0.71	(^)	1.20(^) to 2.35	(^)	23.60 to 24.10

Fidelity VIP Growth Portfolio— Service Class	4,846,906	7.33	35,523	0.20		1.35		30.89

Fidelity VIP II Contrafund Portfolio—Service Class	5,524,076	9.90	54,665	0.37		1.35		26.76

Fidelity VIP III Growth Opportunities Portfolio— Service Class	1,472,271	6.67	9,821	0.66		1.35		27.78

Franklin Income Securities Fund—Class 2 (3)	551,603	12.01	6,591	1.31	(^)	1.35	(^)	20.10

Franklin Rising Dividends Securities Fund—Class 2 (3)	422,554	12.01	5,052	0.21	(^)	1.35	(^)	20.10

Franklin Zero Coupon 2010 Fund—Class 2 (5)	101,850	9.67	976	0.13	(^)	1.35	(^)	(3.30)

INVESCO VIF Financial Services Portfolio	203,380	10.43 to 10.95	2,183	0.77		1.20 to 2.35		26.59 to 28.13

INVESCO VIF Health Sciences Portfolio	354,074	9.94 to 10.25	3,590	0.00		1.20 to 2.35		24.87 to 26.39

INVESCO VIF Telecommunications Portfolio	143,026	7.91 to 8.65	1,209	0.00		1.20 to 2.35		31.26 to 32.72

Janus Aspen Series Mid Cap Growth Portfolio—Institutional Class	4,901,662	6.16	30,175	0.00		1.35		33.33

Janus Aspen Series Balanced Portfolio—Institutional Class	5,892,043	10.37	61,069	2.16		1.35		12.60

Janus Aspen Series Capital Appreciation Portfolio—Institutional Class	4,588,875	7.95	36,472	0.47		1.35		19.01

Janus Aspen Series Capital Appreciation Portfolio— Service Class	384,026	10.06 to 10.37	3,961	0.29		1.20 to 2.35		17.44 to 18.77

Janus Aspen Series Flexible Income Portfolio— Service Class	1,213,198	11.26 to 11.43	13,710	4.57		1.20 to 2.35		3.78 to 4.96

Janus Aspen Series International Growth Portfolio— Service Class	1,627,591	9.83 to 10.34	17,149	1.16		1.20 to 2.35		31.55 to 32.84

Janus Aspen Series WorldWide Growth Portfolio—Institutional Class	5,937,772	7.95	47,207	1.10		1.35		22.31

Lord Abbett Bond-Debenture Portfolio—Class VC	840,130	12.23 to 12.43	10,346	6.86		1.20 to 2.35		15.38 to 16.60

Lord Abbett Growth and Income Portfolio—Class VC	3,107,949	10.28 to 10.75	33,068	1.00		1.20 to 2.35		28.02 to 29.36

Lord Abbett Mid-Cap Value Portfolio—Class VC	2,675,734	10.28 to 10.64	28,335	0.69		1.20 to 2.35		21.80 to 23.29

MFS Mid Cap Growth Portfolio—Initial Class	387,073	8.11 to 8.17	3,294	0.00		1.20 to 2.35		33.93 to 35.39

MFS New Discovery Portfolio—Initial Class	498,330	9.27 to 9.65	4,786	0.00		1.20 to 2.35		30.58 to 32.05

MFS Total Return Portfolio—Initial Class	1,486,577	10.36 to 10.47	15,814	1.48		1.20 to 2.35		13.60 to 14.93

MFS Utilities Portfolio—Initial Class	212,918	10.55 to 11.75	2,432	1.57		1.20 to 2.35		32.87 to 34.29

UIF Emerging Markets Equity Portfolio—Class I	343,840	12.10 to 12.55	4,481	0.00		1.20 to 2.35		46.27 to 47.92

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Financial Highlights (continued)

	At December 31, 2003			For the period ended December 31, 2003
	Units Outstanding	Unit Value Lowest to Highest	Net Assets (000’s)	Investment Income Ratio*	Expense Ratio** Lowest to Highest		Total Return*** Lowest to Highest

UIF Global Value Equity Portfolio—Class I	507,033	$ 9.98 to 10.12	$5,146	0.00%	1.20% to 2.35%		26.01% to 27.46%

UIF U.S. Real Estate Portfolio—Class I	1,241,190	12.86 to 13.24	15,625	0.00	1.20 to 2.35		34.38 to 35.79

PIMCO Advisor VIT OPCap Equity Portfolio	20,755	45.04	935	1.31	1.25		26.98

PIMCO Advisor VIT OPCap Managed Portfolio	165,735	56.30	9,328	1.81	1.25		20.25

PIMCO Advisor VIT OPCap Small Cap Portfolio	15,926	50.19	799	0.05	1.25		40.86

PIMCO Advisor OPCap U.S. Government Income Portfolio	7,899	22.11	175	2.92	1.25		0.09

Oppenheimer Global Securities Portfolio—Service Class (3)	547,461	13.73	7,473	0.00	1.35	(^)	37.30

Oppenheimer Main Street Portfolio—Service Class (3)	342,821	11.93	4,003	0.00	1.35	(^)	19.30

PBHG Mid-Cap Portfolio	1,429,180	11.32 to 11.55	16,339	0.00	1.20 to 2.35		31.17 to 32.61

PBHG Select Value Portfolio	489,278	8.78 to 9.01	4,338	3.00	1.20 to 2.35		15.51 to 16.91

PIMCO Global Portfolio—Administrative Class	1,279,258	13.29 to 13.44	16,842	2.06	1.20 to 2.35		11.77 to 13.13

PIMCO Real Return Portfolio—Administrative Class	5,165,053	12.06 to 12.35	62,511	2.51	1.20 to 2.35		6.35 to 7.48

PIMCO StocksPlus Growth and Income Portfolio—Administrative Class	2,389,925	10.46 to 10.67	25,278	2.57	1.20 to 2.35		28.19 to 28.71

PROFUNDS VP Bear Portfolio—Investor Class (1)	23,156	8.00	188	0.00	2.75	(^)	(19.10)

PROFUNDS VP Rising Rates Opportunity Portfolio—Investor Class (6)	905,247	9.75	9,427	0.00	1.35	(^)	(2.50)

PROFUNDS VP Ultra Bull Portfolio—Investor Class (1)	450,848	13.96	6,090	0.00	1.35	(^)	39.60

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund’s investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
**	This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***	Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units: the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the Subaccount.
(^)	Annualized.
(1)	For the period May 2, 2003 through December 31, 2003 (commencement of operations).
(2)	For the period May 6, 2003 (commencement of operations) through December 31, 2003.
(3)	For the period May 7, 2003 (commencement of operations) through December 31, 2003.
(4)	For the period May 30, 2003 (commencement of operations) through December 31, 2003.
(5)	For the period May 16, 2003 (commencement of operations) through December 31, 2003.
(6)	For the period May 5, 2003 (commencement of operations) through December 31, 2003.
(7)	For the period January 1, 2003 through February 28, 2003 (termination of subaccount).

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Financial Highlights (continued)

For a unit outstanding throughout the year ended December 31, 2002:

	At December 31, 2002			For the year ended December 31, 2002
MONYMaster Subaccounts	Units	Unit Values	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***

MONY Series Fund, Inc.

Equity Growth Subaccount	7,919	$37.08	$294	0.72%	1.25%	(23.64)%

Equity Income Subaccount	10,732	35.12	377	2.06	1.25	(16.18)

Intermediate Term Bond Subaccount	929,701	23.95	22,265	3.90	1.25	8.03

Long Term Bond Subaccount	962,720	30.58	29,442	4.87	1.25	12.68

Diversified Subaccount	10,334	30.26	313	2.09	1.25	(17.41)

Money Market Subaccount	3,938,569	17.60	69,300	1.49	1.25	0.28

Government Securities Subaccount	1,317,180	15.01	19,768	3.06	1.25	5.26

Enterprise Accumulation Trust

Equity Subaccount	3,132,647	26.71	83,642	0.00	1.25	(30.30)

Small Company Value Subaccount	2,417,506	47.22	114,125	0.34	1.25	(10.35)

Managed Subaccount	9,406,774	41.49	390,151	0.87	1.25	(22.19)

International Growth Subaccount	1,447,750	9.57	13,847	0.60	1.25	(20.45)

High Yield Bond Subaccount	1,221,698	15.28	18,666	8.65	1.25	0.26

ValueMaster Subaccounts

MONY Series Fund, Inc.

Money Market Subaccount	25,205	16.07	405	1.50	1.25	0.25

OCC Accumulation Trust

US Government Income Subaccount	13,512	22.09	299	4.20	1.25	8.28

Equity Subaccount	20,342	35.47	721	0.88	1.25	(22.39)

Small Cap Subaccount	17,777	35.63	633	0.07	1.25	(22.58)

Managed Subaccount	179,670	46.82	8,410	2.03	1.25	(17.92)

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
**	This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***	Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Financial Highlights: (continued)

For a unit outstanding throughout the year ended December 31, 2001:

	At December 31, 2001			For the year ended December 31, 2001
MONYMaster Subaccounts	Units	Unit Values	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***

MONY Series Fund, Inc.

Equity Growth Subaccount	10,748	$48.56	$522	0.00%	1.25%	(20.35)%

Equity Income Subaccount	14,022	41.90	588	1.74	1.25	(12.12)

Intermediate Term Bond Subaccount	996,810	22.17	22,104	5.36	1.25	7.15

Long Term Bond Subaccount	1,197,470	27.14	32,503	5.37	1.25	4.99

Diversified Subaccount	10,523	36.64	386	1.03	1.25	(16.50)

Money Market Subaccount	4,710,722	17.55	82,688	3.77	1.25	2.51

Government Securities Subaccount	1,263,084	14.26	18,010	4.92	1.25	5.32

Enterprise Accumulation Trust

Equity Subaccount	4,125,642	38.32	158,099	0.00	1.25	(19.87)

Small Company Value Subaccount	3,054,705	52.67	160,900	24.26	1.25	3.87

Managed Subaccount	12,609,907	53.32	672,303	6.79	1.25	(12.30)

International Growth Subaccount	1,878,354	12.03	22,595	9.95	1.25	(28.77)

High Yield Bond Subaccount	1,540,180	15.24	23,469	8.87	1.25	4.60

ValueMaster Subaccounts

MONY Series Fund, Inc.

Money Market Subaccount	44,634	16.03	716	3.75	1.25	2.49

OCC Accumulation Trust

US Government Income Subaccount	14,903	20.40	304	4.42	1.25	5.32

Equity Subaccount	21,432	45.70	979	1.53	1.25	(8.21)

Small Cap Subaccount	19,385	46.02	892	8.31	1.25	6.95

Managed Subaccount	214,023	57.04	12,207	2.43	1.25	(6.12)

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
**	This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***	Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Financial Highlights (continued)

Option 1:	At December 31, 2002			For the period ended December 31, 2002
MONY Variable Universal Life	Units	Unit Values	Net Assets (000s)	Investment Income Ratio*		Expense Ratio**		Total Return***

Alger American Fund

Balanced Subaccount (1)	125,009	$8.81	$1,101	0.98	%(^)	1.20	%(^)	(11.90)%

Mid Cap Growth Subaccount (2)	89,076	7.73	688	0.00		1.20	(^)	(22.70)

Enterprise Accumulation Trust

Equity Income Subaccount (3)	82,561	8.59	709	1.73	(^)	1.20	(^)	(14.10)

Growth and Income Subaccount (4)	91,127	7.53	686	2.16	(^)	1.20	(^)	(24.70)

Growth Subaccount (3)	392,688	7.96	3,126	0.71	(^)	1.20	(^)	(20.40)

Global Socially Responsive Subaccount (5)	6,219	8.14	51	1.03	(^)	1.20	(^)	(18.60)

Managed Subaccount (5)	204,572	7.80	1,595	1.55	(^)	1.20	(^)	(22.00)

Multi-Cap Growth Subaccount (1)	14,700	6.82	100	0.00		1.20	(^)	(31.80)

Small Company Growth Subaccount (3)	142,861	8.05	1,150	0.00		1.20	(^)	(19.50)

Small Company Value Subaccount (2)	311,226	9.22	2,870	0.65	(^)	1.20	(^)	(7.80)

Total Return Subaccount (6)	143,483	10.55	1,513	3.43	(^)	1.20	(^)	5.50

INVESCO Variable Investment Funds

Financial Services Subaccount (1)	23,757	8.14	193	1.97	(^)	1.20	(^)	(18.60)

Health Sciences Subaccount (3)	34,314	8.11	278	0.00		1.20	(^)	(18.90)

Telecommunications Subaccount (7)	23,622	5.96	141	0.00		1.20	(^)	(40.40)

Janus Aspen Series

Capital Appreciation Subaccount (1)	32,480	8.47	275	0.45	(^)	1.20	(^)	(15.30)

Flexible Income Subaccount (7)	148,126	10.89	1,613	5.76	(^)	1.20	(^)	8.90

International Growth Subaccount (7)	174,311	7.40	1,289	0.96	(^)	1.20	(^)	(26.00)

Lord Abbett Series Funds

Bond Debenture Subaccount (3)	65,276	10.66	696	6.08	(^)	1.20	(^)	6.60

Growth and Income Subaccount (2)	249,487	8.31	2,072	1.83	(^)	1.20	(^)	(16.90)

Mid-Cap Value Subaccount (1)	208,416	8.63	1,799	1.56	(^)	1.20	(^)	(13.70)

MFS Variable Insurance Trust

Mid Cap Growth Subaccount (8)	45,024	5.99	270	0.00		1.20	(^)	(40.10)

New Discovery Subaccount (1)	67,541	7.02	474	0.00		1.20	(^)	(29.80)

Total Return Subaccount (1)	238,826	9.11	2,175	0.28	(^)	1.20	(^)	(8.90)

Utilities Subaccount (3)	18,209	8.75	159	1.00	(^)	1.20	(^)	(12.50)

MONY Series Fund, Inc.

Government Securities Subaccount (3)	453,598	10.46	4,742	0.17	(^)	1.20	(^)	4.60

Long Term Bond Subaccount (6)	167,274	11.05	1,849	0.43	(^)	1.20	(^)	10.50

Money Market Subaccount (9)	1,088,820	10.03	10,916	1.44	(^)	1.20	(^)	0.30

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Financial Highlights (continued)

For a unit outstanding throughout the period ended December 31, 2002:

Option 1:	At December 31, 2002			For the period ended December 31, 2002
MONY Variable Universal Life	Units	Unit Values	Net Assets (000s)	Investment Income Ratio*		Expense Ratio**		Total Return***

The Universal Institutional Funds, Inc.

Emerging Markets Equity Subaccount (1)	27,240	$8.18	$223	0.00%		1.20	%(^)	(18.20)%

Global Value Equity Subaccount (1)	53,212	7.94	423	2.86	(^)	1.20	(^)	(20.60)

U.S. Real Estate Subaccount (3)	124,373	9.75	1,212	9.26	(^)	1.20	(^)	(2.50)

PBHG Insurance Series Funds

Mid-Cap Value Subaccount (3)	182,362	8.71	1,588	0.00		1.20	(^)	(12.90)

Select Value Subaccount (10)	60,816	7.51	457	2.13	(^)	1.20	(^)	(24.90)

PIMCO Variable Insurance Trust

Global Bond Subaccount (3)	53,299	11.88	634	2.67	(^)	1.20	(^)	18.80

Real Return Subaccount (3)	340,329	11.49	3,910	4.14	(^)	1.20	(^)	14.90

StocksPlus Growth and Income Subaccount (3)	260,192	8.29	2,156	4.35	(^)	1.20	(^)	(17.10)

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund’s investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
**	This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***	Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)	Annualized
(1)	For the period March 6, 2002 (commencement of offering) through December 31, 2002
(2)	For the period February 21, 2002 (commencement of offering) through December 31, 2002
(3)	For the period February 19, 2002 (commencement of offering) through December 31, 2002
(4)	For the period March 1, 2002 (commencement of offering) through December 31, 2002
(5)	For the period March 8, 2002 (commencement of offering) through December 31, 2002
(6)	For the period February 25, 2002 (commencement of offering) through December 31, 2002
(7)	For the period March 7, 2002 (commencement of offering) through December 31, 2002
(8)	For the period March 14, 2002 (commencement of offering) through December 31, 2002
(9)	For the period February 11, 2002 (commencement of offering) through December 31, 2002
(10)	For the period March 11, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Financial Highlights (continued)

Option 2:	At December 31, 2002			For the period ended December 31, 2002
MONY Variable Universal Life	Units	Unit Values	Net Assets (000s)	Investment Income Ratio*		Expense Ratio**		Total Return***

Alger American Fund

Balanced Subaccount (1)	150,123	$8.87	$1,332	1.14	%(^)	1.60	%(^)	(11.30)%

Mid Cap Growth Subaccount (2)	122,693	7.51	921	0.00		1.60	(^)	(24.90)

Enterprise Accumulation Trust

Equity Income Subaccount (3)	114,840	7.99	917	2.14	(^)	1.60	(^)	(20.10)

Growth and Income Subaccount (1)	180,021	7.73	1,391	2.06	(^)	1.60	(^)	(22.70)

Growth Subaccount (1)	488,730	7.75	3,785	0.67	(^)	1.60	(^)	(22.50)

Global Socially Responsive Subaccount (1)	13,598	8.46	115	0.78	(^)	1.60	(^)	(15.40)

Managed Subaccount (1)	225,750	8.11	1,830	1.27	(^)	1.60	(^)	(18.90)

Multi-Cap Growth Subaccount (4)	49,020	7.16	351	0.00		1.60	(^)	(28.40)

Small Company Growth Subaccount (2)	249,366	7.98	1,989	0.00		1.60	(^)	(20.20)

Small Company Value Subaccount (1)	527,141	9.12	4,808	0.69	(^)	1.60	(^)	(8.80)

Total Return Subaccount (1)	267,405	10.55	2,821	3.45	(^)	1.60	(^)	5.50

INVESCO Variable Investment Funds

Financial Services Subaccount (5)	41,101	8.50	349	1.44	(^)	1.60	(^)	(15.00)

Health Sciences Subaccount (4)	91,838	8.09	742	0.00		1.60	(^)	(19.10)

Telecommunications Subaccount (6)	24,267	5.98	145	0.00		1.60	(^)	(40.20)

Janus Aspen Series

Capital Appreciation Subaccount (4)	57,811	8.87	512	0.48	(^)	1.60	(^)	(11.30)

Flexible Income Subaccount (2)	201,349	10.75	2,165	5.28	(^)	1.60	(^)	7.50

International Growth Subaccount (2)	231,583	7.93	1,836	1.10	(^)	1.60	(^)	(20.70)

Lord Abbett Series Funds

Bond Debenture Subaccount (2)	96,519	10.60	1,023	5.80	(^)	1.60	(^)	6.00

Growth and Income Subaccount (2)	283,688	8.29	2,352	1.48	(^)	1.60	(^)	(17.10)

Mid-Cap Value Subaccount (5)	299,210	8.83	2,643	1.42	(^)	1.60	(^)	(11.70)

MFS Variable Insurance Trust

Mid Cap Growth Subaccount (4)	50,657	6.62	335	0.00		1.60	(^)	(33.80)

New Discovery Subaccount (5)	143,555	7.29	1,046	0.00		1.60	(^)	(27.10)

Total Return Subaccount (4)	315,209	9.51	2,997	0.43	(^)	1.60	(^)	(4.90)

Utilities Subaccount (1)	37,190	8.53	317	0.69	(^)	1.60	(^)	(14.70)

MONY Series Fund, Inc.

Government Securities Subaccount (2)	641,947	10.42	6,691	0.07	(^)	1.60	(^)	4.20

Long Term Bond Subaccount (2)	266,754	11.07	2,953	0.09	(^)	1.60	(^)	10.70

Money Market Subaccount (4)	749,726	9.99	7,490	1.45	(^)	1.60	(^)	(0.10)

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Financial Highlights (continued)

For a unit outstanding throughout the period ended December 31, 2002

Option 2:	At December 31, 2002			For the period ended December 31, 2002
MONY Variable Universal Life	Units	Unit Values	Net Assets (000s)	Investment Income Ratio*		Expense Ratio**		Total Return***

The Universal Institutional Funds, Inc.

Emerging Markets Equity Subaccount (1)	41,192	$8.47	$349	0.00%		1.60	%(^)	(15.30)%

Global Value Equity Subaccount (7)	67,913	7.99	543	2.77	(^)	1.60	(^)	(20.10)

U.S. Real Estate Subaccount (8)	111,162	9.26	1,029	7.92	(^)	1.60	(^)	(7.40)

PBHG Insurance Series Funds

Mid-Cap Value Subaccount (2)	278,511	8.58	2,388	0.00		1.60	(^)	(14.20)

Select Value Subaccount (8)	104,484	7.52	785	1.91	(^)	1.60	(^)	(24.80)

PIMCO Variable Insurance Trust

Global Bond Subaccount (2)	99,887	11.84	1,183	2.68	(^)	1.60	(^)	18.40

Real Return Subaccount (4)	607,081	11.45	6,951	4.28	(^)	1.60	(^)	14.50

StocksPlus Growth and Income Subaccount (2)	385,722	8.16	3,148	4.10	(^)	1.60	(^)	(18.40)

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund’s investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
**	This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***	Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)	Annualized
(1)	For the period February 14, 2002 (commencement of offering) through December 31, 2002
(2)	For the period February 8, 2002 (commencement of offering) through December 31, 2002
(3)	For the period March 12, 2002 (commencement of offering) through December 31, 2002
(4)	For the period February 19, 2002 (commencement of offering) through December 31, 2002
(5)	For the period March 1, 2002 (commencement of offering) through December 31, 2002
(6)	For the period March 11, 2002 (commencement of offering) through December 31, 2002
(7)	For the period March 25, 2002 (commencement of offering) through December 31, 2002
(8)	For the period March 8, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Financial Highlights (continued)

Option 3:
	At December 31, 2002			For the period ended December 31, 2002
MONY Variable Universal Life	Units	Unit Values	Net Assets (000s)	Investment Income Ratio*		Expense Ratio**		Total Return***

Alger American Fund

Balanced Subaccount (1)	50,115	$8.81	$442	1.17	%(^)	2.20	%(^)	(11.90)%

Mid Cap Growth Subaccount (2)	63,904	7.53	481	0.00		2.20	(^)	(24.70)

Enterprise Accumulation Trust

Equity Income Subaccount (3)	85,624	7.93	679	2.02	(^)	2.20	(^)	(20.70)

Growth and Income Subaccount (4)	116,862	7.82	913	1.92	(^)	2.20	(^)	(21.80)

Growth Subaccount (2)	322,138	7.74	2,493	0.63	(^)	2.20	(^)	(22.60)

Global Socially Responsive Subaccount (5)	8,578	8.20	70	1.01	(^)	2.20	(^)	(18.00)

Managed Subaccount (6)	130,971	8.13	1,065	1.86	(^)	2.20	(^)	(18.70)

Multi-Cap Growth Subaccount (5)	28,345	6.89	195	0.00		2.20	(^)	(31.10)

Small Company Growth Subaccount (2)	174,101	7.84	1,364	0.00		2.20	(^)	(21.60)

Small Company Value Subaccount (7)	312,519	9.18	2,867	0.60	(^)	2.20	(^)	(8.20)

Total Return Subaccount (2)	58,455	10.46	611	3.47	(^)	2.20	(^)	4.60

INVESCO Variable Investment Funds

Financial Services Subaccount (2)	19,438	8.65	168	1.55	(^)	2.20	(^)	(13.50)

Health Science Subaccount (4)	31,890	7.96	254	0.00		2.20	(^)	(20.40)

Telecommunications Subaccount (2)	15,037	6.59	99	0.00		2.20	(^)	(34.10)

Janus Aspen Series

Capital Appreciation Subaccount (4)	40,704	8.83	359	0.41	(^)	2.20	(^)	(11.70)

Flexible Income Subaccount (3)	121,709	10.85	1,321	4.83	(^)	2.20	(^)	8.50

International Growth Subaccount (2)	191,763	7.86	1,508	1.29	(^)	2.20	(^)	(21.40)

Lord Abbett Series Funds

Bond Debenture Subaccount (2)	43,180	10.60	458	5.19	(^)	2.20	(^)	6.00

Growth & Income Subaccount (2)	87,474	8.03	702	1.30	(^)	2.20	(^)	(19.70)

Mid-Cap Value Subaccount (8)	150,225	8.44	1,267	1.16	(^)	2.20	(^)	(15.60)

MFS Variable Insurance Trust

Mid Cap Growth Subaccount (5)	25,763	6.10	157	0.00		2.20	(^)	(39.00)

New Discovery Subaccount (2)	83,960	7.39	620	0.00		2.20	(^)	(26.10)

Total Return Subaccount (9)	110,390	9.12	1,006	0.63	(^)	2.20	(^)	(8.80)

Utilities Subaccount (3)	13,481	7.94	107	0.46	(^)	2.20	(^)	(20.60)

MONY Series Fund, Inc.

Government Securities Subaccount (7)	262,000	10.37	2,716	0.02		2.20	(^)	3.70

Long Term Bond Subaccount (10)	71,683	11.23	805	0.15	(^)	2.20	(^)	12.30

Money Market Subaccount (7)	484,056	9.94	4,811	1.44	(^)	2.20	(^)	(0.60)

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Financial Highlights (continued)

For a unit outstanding throughout the period ended December 31, 2002

Option 3:	At December 31, 2002			For the period ended December 31, 2002
MONY Variable Annuity	Units	Unit Values	Net Assets (000s)	Investment Income Ratio*		Expense Ratio**		Total Return***

The Universal Institutional Funds, Inc.

Emerging Markets Equity Subaccount (2)	28,527	$8.58	$245	0.00%		2.20	%(^)	(14.20)%

Global Value Equity Subaccount (1)	96,503	7.92	764	3.05	(^)	2.20	(^)	(20.80)

U.S. Real Estate Subaccount (2)	58,483	9.57	560	7.86	(^)	2.20	(^)	(4.30)

PBHG Insurance

Mid-Cap Value Subaccount (4)	166,243	8.63	1,434	0.00		2.20	(^)	(13.70)

Select Value Subaccount (5)	52,678	7.80	411	1.85	(^)	2.20	(^)	(22.00)

PIMCO Variable Insurance Trust

Global Bond Subaccount (12)	50,418	11.89	600	2.67	(^)	2.20	(^)	18.90

Real Return Subaccount (2)	248,254	11.34	2,816	4.47	(^)	2.20	(^)	13.40

StocksPlus Growth and Income Subaccount (7)	238,004	8.21	1,955	3.97	(^)	2.20	(^)	(17.90)

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
**	This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***	Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)	Annualized
(1)	For the period March 13, 2002 (commencement of offering) through December 31, 2002
(2)	For the period February 25, 2002 (commencement of offering) through December 31, 2002
(3)	For the period March 18, 2002 (commencement of offering) through December 31, 2002
(4)	For the period February 21, 2002 (commencement of offering) through December 31, 2002
(5)	For the period March 25, 2002 (commencement of offering) through December 31, 2002
(6)	For the period February 28, 2002 (commencement of offering) through December 31, 2002
(7)	For the period February 19, 2002 (commencement of offering) through December 31, 2002
(8)	For the period March 21, 2002 (commencement of offering) through December 31, 2002
(9)	For the period March 22, 2002 (commencement of offering) through December 31, 2002
(10)	For the period March 7, 2002 (commencement of offering) through December 31, 2002
(11)	For the period April 4 , 2002 (commencement of offering) through December 31, 2002
(12)	For the period April 1, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Financial Highlights (continued)

Option C:
	At December 31, 2002				For the period ended December 31, 2002
MONY Variable Annuity	Units	Unit Values		Net Assets (000s)	Investment Income Ratio*		Expense Ratio**		Total Return***

Enterprise Accumulation Trust

Equity Income Subaccount (1)	415	$10.14		$4	0.00%		1.50	%(^)	1.40%

Growth Subaccount (1)	651	9.63		6	0.00		1.50	(^)	(3.70)

Small Company Growth Subaccount (1)	391	10.80		4	0.00		1.50	(^)	8.00

Janus Aspen Series

Flexible Income Subaccount (2)	1,046	10.28		11	22.50	(^)	1.50	(^)	2.80

International Growth Subaccount (2)	2,121	10.15		22	0.81	(^)	1.50	(^)	1.50

Lord Abbett Series Funds

Bond Debenture Subaccount (2)	1,020	10.51		11	27.80	(^)	1.50	(^)	5.10

Growth and Income Subaccount (2)	1,031	10.27		11	7.76	(^)	1.50	(^)	2.70

MONY Series Fund, Inc.

Government Securities Subaccount (3)	8,451	10.09		85	0.00		1.50	(^)	0.90

Long Term Bond Subaccount (3)	3,593	10.50		38	0.00		1.50	(^)	5.00

Money Market Subaccount (2)	77,911	10.00		779	1.22	(^)	1.50	(^)	0.00

The Universal Institutional Funds, Inc.

Global Value Equity Subaccount (4)	0	9.97	(^^)	0	0.01	(^)	1.50	(^)	0.00

U.S. Real Estate Subaccount (5)	0	10.52	(^^)	0	0.05	(^)	1.50	(^)	0.00

PBHG Insurance Series Funds

Mid-Cap Value Subaccount (2)	1,157	10.35		12	0.00		1.50	(^)	3.50

PIMCO Variable Insurance Trust

Global Bond Subaccount (3)	1,900	10.66		20	2.79	(^)	1.50	(^)	6.60

Real Return Subaccount (3)	14,615	10.30		151	3.34	(^)	1.50	(^)	3.00

StocksPlus Growth and Income Subaccount (2)	2,816	10.13		29	14.00	(^)	1.50	(^)	1.30

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund’s investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
**	This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***	Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)	Annualized
(^^)	Net asset value immediately prior to redemption.
(1)	For the period December 10, 2002 (commencement of offering) through December 31, 2002
(2)	For the period November 18, 2002 (commencement of offering) through December 31, 2002
(3)	For the period November 13, 2002 (commencement of offering) through December 31, 2002
(4)	For the period November 20, 2002 (commencement of offering) through December 31, 2002
(5)	For the period December 20, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Financial Highlights (continued)

For a unit outstanding throughout the period ended December 31, 2002:

Option L:
	At December 31, 2002			For the period ended December 31, 2002
MONY Variable Annuity	Units	Unit Values	Net Assets (000s)	Investment Income Ratio*		Expense Ratio**		Total Return***

Enterprise Accumulation Trust

Equity Income Subaccount (1)	95	$10.14	$1	0.00%		1.45	%(^)	1.40%

Growth and Income Subaccount (2)	37	9.97	0	0.00		1.45	(^)	(0.30)

Growth Subaccount (1)	98	9.63	1	0.00		1.45	(^)	(3.70)

Small Company Growth Subaccount (1)	89	10.80	1	0.00		1.45	(^)	8.00

Small Company Value Subaccount (2)	74	10.62	1	0.00		1.45	(^)	6.20

Janus Aspen Series

Flexible Income Subaccount (1)	100	10.28	1	19.36	(^)	1.45	(^)	2.80

International Growth Subaccount (1)	303	10.15	3	3.55	(^)	1.45	(^)	1.50

Lord Abbett Series Funds

Bond Debenture Subaccount (1)	96	10.51	1	23.08	(^)	1.45	(^)	5.10

Growth and Income Subaccount (1)	96	10.27	1	6.58	(^)	1.45	(^)	2.70

Mid-Cap Value Subaccount (3)	2	10.46	0	12.41	(^)	1.45	(^)	4.60

MONY Series Fund, Inc.

Government Securities Subaccount (1)	457	10.09	5	0.00		1.45	(^)	0.90

Long Term Bond Subaccount (1)	99	10.50	1	0.00		1.45	(^)	5.00

Money Market Subaccount (2)	115	10.00	1	1.19	(^)	1.45	(^)	0.00

The Universal Institutional Funds, Inc.

Global Value Equity Subaccount (3)	2	9.97	0	24.58	(^)	1.45	(^)	(0.30)

U.S. Real Estate Subaccount (2)	39	10.52	0	50.83	(^)	1.45	(^)	5.20

PBHG Insurance Series Funds

Mid Cap Value Subaccount (1)	204	10.35	2	0.00		1.45	(^)	3.50

PIMCO Variable Insurance Trust

Global Bond Subaccount (1)	99	10.66	1	2.41	(^)	1.45	(^)	6.60

Real Return Subaccount (3)	7	10.31	0	3.87	(^)	1.45	(^)	3.10

StocksPlus Growth and Income Subaccount (1)	300	10.13	3	11.80	(^)	1.45	(^)	1.30

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund’s investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
**	This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***	Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)	Annualized
(1)	For the period November 29, 2002 (commencement of offering) through December 31, 2002
(2)	For the period December 17, 2002 (commencement of offering) through December 31, 2002
(3)	For the period December 18, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

For a unit outstanding through the period ended December 31, 2002:

	At December 31, 2002			For the period ended December 31, 2002
MONY Custom Master Subaccounts	Units	Unit Values	Net Assets (000s)	Investment Income Ratio*		Expense Ratio**		Total Return***

MONY Series Fund, Inc.

Intermediate Term Bond Subaccount	3,839,904	$12.19	$46,810	3.64%		1.35%		7.88%

Long Term Bond Subaccount	4,384,800	12.22	53,607	4.53		1.35		12.52

Government Securities Subaccount	6,205,249	11.89	73,758	2.80		1.35		5.22

Money Market Subaccount	12,084,241	11.17	135,039	1.49		1.35		0.09

Enterprise Accumulation Trust

Equity Subaccount	8,681,637	5.94	51,554	0.00		1.35		(30.36)

Small Company Value Subaccount	8,512,905	12.17	103,554	0.36		1.35		(10.45)

Managed Subaccount	15,109,160	7.34	110,809	0.88		1.35		(22.25)

International Growth Subaccount	2,031,440	6.85	13,899	0.63		1.35		(20.44)

High Yield Bond Subaccount	3,895,307	10.32	40,192	8.66		1.35		0.19

Growth Subaccount	19,728,594	7.69	151,599	0.37		1.35		(24.24)

Growth and Income Subaccount	11,273,375	7.67	86,452	1.09		1.35		(26.95)

Small Company Growth Subaccount	3,994,202	11.93	47,654	0.00		1.35		(25.06)

Equity Income Subaccount	3,454,574	8.33	28,762	1.21		1.35		(15.86)

Capital Appreciation Subaccount	3,428,527	9.41	32,234	0.00		1.35		(17.96)

Multi-Cap Growth Subaccount	3,898,013	10.51	40,937	0.00		1.35		(35.52)

Balanced Subaccount	1,741,087	8.60	14,965	1.92		1.35		(11.98)

Worldwide Growth Subaccount	97,878	6.57	643	0.00		1.35		(25.68)

Emerging Countries Subaccount	82,441	7.76	639	0.25		1.35		(17.80)

Mid-Cap Growth Subaccount	374,686	5.18	1,939	0.00		1.35		(31.93)

Total Return Subaccount (1)	593,890	10.50	6,237	3.39	(^)	1.35	(^)	5.00

Dreyfus

Dreyfus Stock Index Subaccount	9,933,628	6.33	62,837	1.33		1.35		(23.37)

Dreyfus Socially Responsible Growth Subaccount	1,255,269	5.44	6,829	0.20		1.35		(29.90)

Fidelity Variable Insurance Products Funds

VIP Growth Subaccount	5,543,224	5.60	31,006	0.15		1.35		(31.12)

VIP II Contrafund Subaccount	5,965,404	7.81	46,605	0.74		1.35		(10.64)

VIP III Growth Opportunities Subaccount	1,769,095	5.22	9,223	0.97		1.35		(22.90)

Janus Aspen Series

Aggressive Growth Subaccount	5,654,695	4.62	26,107	0.00		1.35		(28.92)

Balanced Subaccount	6,980,943	9.21	64,297	2.42		1.35		(7.72)

Capital Appreciation Subaccount	5,496,952	6.68	36,731	0.56		1.35		(16.81)

Worldwide Growth Subaccount	7,157,869	6.50	46,520	0.87		1.35		(26.55)

Alger American

Mid-Cap Growth Subaccount (2)	142,409	7.62	1,085	0.00	(^)	1.35	(^)	(23.80)

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Financial Highlights (continued)

	At December 31, 2002			For the period ended December 31, 2002
MONY Custom Master Subaccounts	Units	Unit Values	Net Assets (000s)	Investment Income Ratio*		Expense Ratio**		Total Return***

Lord Abbett Series Fund

Growth and Income Subaccount (3)	653,185	$8.18	$5,345	1.81	%(^)	1.35	%(^)	(18.20)%

Mid-Cap Value Subaccount (1)	772,870	8.53	6,594	1.41	(^)	1.35	(^)	(14.70)

PIMCO Variable Insurance Trust

Global Bond Subaccount (2)	410,504	11.49	4,718	2.62	(^)	1.35	(^)	14.90

Real Return Bond Subaccount (1)	2,100,312	11.15	23,431	3.96	(^)	1.35	(^)	11.50

Universal Institutional Funds, Inc.

Real Estate Growth Subaccount (3)	378,684	8.98	3,402	7.10	(^)	1.35	(^)	(10.20)

*	This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund’s investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
**	This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***	Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)	Annualized
(1)	For the period May 1, 2002 (commencement of operations) through December 31, 2002.
(2)	For the period May 7, 2002 (commencement of operations) through December 31, 2002.
(3)	For the period May 2, 2002 (commencement of operations) through December 31, 2002.

For a unit outstanding through the period ended December 31, 2001:

	At December 31, 2001			For the period ended December 31, 2001
MONY Custom Master Subaccounts	Units	Unit Values	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***

MONY Series Fund, Inc.

Intermediate Term Bond Subaccount	3,105,420	$11.30	$35,089	4.18%	1.35%	7.11%

Long Term Bond Subaccount	4,192,071	10.86	45,533	4.30	1.35	4.93

Government Securities Subaccount	4,360,797	11.30	49,295	3.70	1.35	5.12

Money Market Subaccount	12,886,167	11.16	143,801	3.60	1.35	2.39

Enterprise Accumulation Trust

Equity Subaccount	10,502,861	8.53	89,610	0.00	1.35	(19.98)

Small Company Value Subaccount	8,277,605	13.59	112,461	0.28	1.35	3.82

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

	At December 31, 2001			For the period ended December 31, 2001
MONY Custom Master Subaccounts	Units	Unit Values	Net Assets (000s)	Investment Income Ratio*		Expense Ratio**		Total Return***

Managed Subaccount	18,385,691	$9.44	$173,510	2.23%		1.35%		(12.35)%

International Growth Subaccount	2,239,322	8.61	19,289	0.67		1.35		(28.90)

High Yield Bond Subaccount	3,955,659	10.30	40,746	8.86		1.35		4.46

Growth Subaccount	22,923,974	10.15	232,788	0.45		1.35		(13.84)

Growth and Income Subaccount	13,764,821	10.50	144,558	0.88		1.35		(13.08)

Small Company Growth Subaccount	4,211,857	15.92	67,049	0.00		1.35		(5.13)

Equity Income Subaccount	3,446,563	9.90	34,128	1.09		1.35		(12.00)

Capital Appreciation Subaccount	3,879,926	11.47	44,497	0.61		1.35		(20.24)

Multi-Cap Growth Subaccount	5,113,498	16.30	83,370	0.00		1.35		(18.13)

Balanced Subaccount	1,909,495	9.77	18,660	1.60		1.35		(5.15)

Worldwide Growth Subaccount (1)	44,788	8.84	396	0.00	(^)	1.35	(^)	(11.60)

Emerging Countries Subaccount (2)	28,883	9.44	273	0.00	(^)	1.35	(^)	(5.60)

Mid-Cap Growth Subaccount (3)	187,623	7.61	1,427	0.00	(^)	1.35	(^)	(23.90)

Dreyfus

Dreyfus Stock Index Subaccount	10,780,679	8.26	89,063	1.12		1.35		(13.42)

Dreyfus Socially Responsible Growth Subaccount	1,481,284	7.76	11,502	0.06		1.35		(23.77)

Fidelity Variable Insurance Products Funds

VIP Growth Subaccount	6,473,865	8.13	52,623	0.00		1.35		(18.86)

VIP II Contrafund Subaccount	6,410,694	8.74	56,058	0.70		1.35		(13.64)

VIP III Growth Opportunities Subaccount	2,122,900	6.77	14,372	0.26		1.35		(15.69)

Janus Aspen Series

Aggressive Growth Subaccount	7,138,296	6.50	46,382	0.00		1.35		(40.37)

Balanced Subaccount	7,262,031	9.98	72,475	2.73		1.35		(5.94)

Capital Appreciation Subaccount	6,781,107	8.03	54,479	1.22		1.35		(22.86)

Worldwide Growth Subaccount	8,403,355	8.85	74,347	0.48		1.35		(23.58)

*	This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund’s investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
**	This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***	Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)	Annualized
(1)	For the period May 10, 2001 (commencement of operations) through December 31, 2001.
(2)	For the period May 15, 2001 (commencement of operations) through December 31, 2001.
(3)	For the period May 7, 2001 (commencement of operations) through December 31, 2001.

MONY AMERICA

Variable Account A

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Financial Highlights (continued)

Current Annual Charge+
Mortality & Expense Charge:

Basic charges are assessed through reduction of unit values	1.20%-2.85%

Annual Contract Charge

This charge is assessed through the redemption of units	$15-$30

Transfer Charge

This charge is assessed through the redemption of units	$0

Tax Charge

The tax charge is for state and local premium taxes and is a deduction from purchase payments prior to allocation of any net purchase payment among the subaccounts.

State and local premium tax	0%

Federal tax	0%

Surrender Charge

This charge is assessed through the redemption of units and is imposed when full or partial surrender is requested during the period specified by the contract. The range of charges of fund value depend on the number of years that have elapsed since the effective date of the contract

8%-0%

+	Higher charges may be permitted under the contract.

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of

MONY Life Insurance Company of America

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, statements of changes in shareholder’s equity and statements of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the “Company”) at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the financial statements, the Company changed its method of accounting for embedded derivatives arising from the modified coinsurance arrangements and for long-lived assets in 2003 and 2002, respectively.

PRICEWATERHOUSECOOPERS LLP

New York, New York

February 4, 2004, except for matters described as subsequent events in Note 14, to which the date is March 9, 2004.

MONY LIFE INSURANCE COMPANY OF AMERICA

BALANCE SHEETS

December 31, 2003 and 2002

	2003	2002
	($ in millions)
ASSETS
Investments:

Fixed maturity securities available-for-sale, at fair value (Note 6)	$1,734.0	$1,537.4

Mortgage loans on real estate (Note 8)	419.6	357.9

Policy loans	86.1	79.8

Real estate to be disposed of	—	0.1

Real estate held for investment	2.2	2.3

Other invested assets	16.7	11.4

	2,258.6	1,988.9

Cash and cash equivalents	180.4	33.2

Accrued investment income	29.5	27.9

Amounts due from reinsurers	59.6	54.0

Deferred policy acquisition costs (Note 9)	758.1	617.4

Current federal income taxes	27.7	47.6

Other assets	12.2	4.3

Separate account assets	3,504.0	2,911.3

Total assets	$6,830.1	$5,684.6

LIABILITIES AND SHAREHOLDER’S EQUITY

Future policy benefits	$186.6	$179.6

Policyholders’ account balances	1,962.4	1,612.0

Other policyholders’ liabilities	86.3	89.2

Accounts payable and other liabilities	108.2	67.8

Note payable to affiliate	39.6	42.2

Deferred federal income taxes (Note 10)	177.4	142.6

Separate account liabilities	3,504.0	2,911.3

Total liabilities	6,064.5	5,044.7
Commitments and contingencies (Note 14)

Common stock $1.00 par value; 5.0 million shares authorized, 2.5 million shares issued and outstanding	2.5	2.5

Capital in excess of par	599.7	499.7

Retained earnings	139.2	113.0

Accumulated other comprehensive income	24.2	24.7

Total shareholder’s equity	765.6	639.9

Total liabilities and shareholder’s equity	$6,830.1	$5,684.6

See accompanying notes to financial statements.

MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

Years Ended December 31, 2003, 2002, and 2001

	2003	2002	2001
	($ in millions)
Revenues:

Universal life and investment-type product policy fees	$166.2	$153.8	$159.7

Premiums	125.7	89.5	56.3

Net investment income (Note 5)	118.5	107.5	91.2

Net realized gains/(losses) on investments (Note 5)	17.3	(10.2)	5.3

Other income	27.0	16.8	17.9

	454.7	357.4	330.4

Benefits and Expenses:

Benefits to policyholders	156.8	127.8	97.9

Interest credited to policyholders’ account balances	91.5	75.8	65.9

Amortization of deferred policy acquisition costs	55.2	81.8	62.1

Other operating costs and expenses	120.0	97.1	101.3

	423.5	382.5	327.2

Income/(loss) from continuing operations before income taxes	31.2	(25.1)	3.2

Income tax expense/(benefit)	4.9	(8.8)	1.4

Income/(loss) from continuing operations	26.3	(16.3)	1.8

Discontinued operations: loss from real estate to be disposed of, net of income tax benefit of $0.0 million and $0.4 million for the years ended December 31, 2003 and 2002, respectively	(0.1)	(0.8)	—

Net income/(loss)	26.2	(17.1)	1.8

Other comprehensive (loss)/income, net (Note 5)	(0.5)	20.0	5.7

Comprehensive income	$25.7	$2.9	$7.5

See accompanying notes to financial statements.

MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN SHAREHOLDER’S EQUITY

Years Ended December 31, 2003, 2002 and 2001

	Common Stock	Capital In Excess of Par	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)	Total Shareholder’s Equity
	($ in millions)

Balance, December 31, 2000	$2.5	$249.7	$128.3	$(1.0)	$379.5

Capital contributions		100.0			100.0
Comprehensive income:

Net income			1.8		1.8
Other comprehensive income:

Unrealized gains on investments, net of unrealized losses, reclassification adjustments, and taxes (Note 5)				5.7	5.7

Comprehensive income					7.5

Balance, December 31, 2001	2.5	349.7	130.1	4.7	487.0

Capital contributions		150.0			150.0
Comprehensive income:

Net loss			(17.1)		(17.1)
Other comprehensive income:

Unrealized gains on investments, net of unrealized losses, reclassification adjustments, and taxes (Note 5)				20.0	20.0

Comprehensive income					2.9

Balance, December 31, 2002	2.5	499.7	113.0	24.7	639.9

Capital contributions		100.0			100.0
Comprehensive income:

Net income			26.2		26.2
Other comprehensive income:

Unrealized losses on investments, net of unrealized gains, reclassification adjustments, and taxes (Note 5)				(0.5)	(0.5)

Comprehensive income					25.7

Balance, December 31, 2003	$2.5	$599.7	$139.2	$24.2	$765.6

See accompanying notes to financial statements.

MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF CASH FLOWS

Years Ended December 31, 2003, 2002 and 2001

	2003	2002	2001
	($ in millions)
Cash flows from operating activities (Note 3):
Net income/(loss)	$26.2	$(17.1)	$1.8
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Interest credited to policyholders’ account balances	84.5	72.5	64.7
Universal life and investment-type product policy fee income	(67.6)	(66.9)	(74.6)
Capitalization of deferred policy acquisition costs	(193.7)	(172.6)	(157.8)
Amortization of deferred policy acquisition costs	55.2	81.8	62.1
Provision for depreciation and amortization	0.7	(2.0)	5.0
Provision for deferred federal income taxes	35.0	46.8	33.6
Net realized (gains)/losses on investments	(17.3)	10.2	(5.3)
Non-cash distributions from investments	(0.6)	(0.5)	—
Change in other assets, accounts payable and other liabilities	25.2	(40.6)	39.2
Change in future policy benefits	7.0	22.8	22.1
Change in other policyholders’ liabilities	(2.8)	12.0	8.3
Change in current federal income taxes payable	19.9	(19.7)	(13.1)
Loss on discontinued real estate operations	0.1	1.2	—

Net cash used in operating activities	(28.2)	(72.1)	(14.0)

Cash flows from investing activities:
Sales, maturity securities or repayments of:
Fixed maturity securities	358.7	258.3	280.9
Mortgage loans on real estate	80.1	48.6	60.3
Other invested assets	0.3	2.6	0.1
Acquisitions of investments:
Fixed maturity securities	(548.5)	(505.6)	(371.5)
Mortgage loans on real estate	(139.1)	(276.2)	(76.7)
Other invested assets	(0.6)	(1.3)	(7.1)
Policy loans, net	(6.3)	(8.2)	(2.2)

Net cash used in investing activities	$(255.4)	$(481.8)	$(116.2)

Cash flows from financing activities:
Proceeds of demand note payable to affiliate	$—	$121.0	$—
Repayment of demand note payable to affiliate	—	(121.0)	—
Repayment of note payable to affiliate	(2.6)	(2.4)	(2.3)
Receipts from annuity and universal life policies credited to policyholders’ account balances	872.2	876.8	824.6
Return of policyholders’ account balances on annuity policies and universal life policies	(538.8)	(539.9)	(700.3)
Capital contributions	100.0	150.0	6.0

Net cash provided by financing activities	430.8	484.5	128.0

Net increase/(decrease) in cash and cash equivalents	147.2	(69.4)	(2.2)
Cash and cash equivalents, beginning of year	33.2	102.6	104.8

Cash and cash equivalents, end of year	$180.4	$33.2	$102.6

Supplemental disclosure of cash flow information:
Cash paid during the period for:
Income taxes	$(27.4)	$(36.9)	$(19.1)
Interest	$2.8	$4.1	$3.1
Schedule of non-cash financing activities:
Capital contribution of bonds from MONY Life	$—	$—	$94.1

See accompanying notes to financial statements.

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS

1. Organization and Description of Business:

MONY Life Insurance Company of America (the “Company” or “MLOA”), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company (“MONY Life”), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company on November 16, 1998. MONY Life is a wholly-owned subsidiary of MONY Holdings, LLC (“MONY Holdings”), a downstream holding company formed by The MONY Group Inc. (the “MONY Group”) on February 27, 2002. On April 30, 2002, MONY Group transferred all of its ownership interest in MONY Life to MONY Holdings.

The Company’s primary business is to provide life insurance, annuities, and corporate-owned and bank-owned life insurance (“COLI and BOLI”) to business owners, growing families, and pre-retirees. The Company distributes its products and services through Retail and Wholesale distribution channels. The Company’s Retail distribution channels are comprised of (i) the career agency sales force operated by MONY Life and (ii) Trusted Securities Advisors Corporation (“Trusted Advisors”), now a division of MONY Securities Corporation (a wholly-owned subsidiary of MONY Life). The Company’s Wholesale channel is comprised of: (i) MONY Partners, a division of MONY Life, and (ii) MONY Life’s corporate marketing team which markets COLI and BOLI products. These products are sold in 49 states (not including New York), the District of Columbia and Puerto Rico.

2. Merger:

On September 17, 2003, MONY Group entered into an Agreement and Plan of Merger with AXA Financial, Inc. (“AXA Financial”), and AIMA Acquisition Co. (“AIMA”), which was subsequently amended on February 22, 2004 (hereafter referred to collectively as the “AXA Agreement”), pursuant to which MONY Group will become a wholly-owned subsidiary of AXA Financial in a cash transaction valued at approximately $1.5 billion. Under the terms of the AXA Agreement, which has been approved by the boards of directors of AXA Financial and MONY Group, MONY Group’s shareholders will receive $31.00 for each share of MONY Group’s common stock. The acquisition contemplated by the AXA Agreement is subject to various regulatory approvals and other customary conditions, including the approval of MONY Group’s shareholders. A special meeting of MONY Group’s shareholders is scheduled for May 18, 2004 to vote on the proposed acquisition of MONY Group by AXA Financial. The transaction is expected to close in the second quarter of 2004. See Note 14 for further information regarding the pending merger transaction.

3. Summary of Significant Accounting Policies:

Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company’s financial statements include those used in determining: (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, (iii) valuation allowances for mortgage loans and impairment writedowns for other invested assets, (iv) costs associated with contingencies, and (v) litigation and restructuring charges. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

Valuation of Investments and Realized Gains and Losses

The Company’s fixed maturity securities are classified as available-for-sale and are reported at estimated fair value. The Company’s equity securities are comprised of investments in venture capital limited partnerships. The Company’s investments in venture capital limited partnerships are accounted for in accordance with the equity method of accounting or at estimated fair value (with changes in fair value recorded in other comprehensive income) depending upon the Company’s percentage ownership of the partnership and the date it was acquired. In general, partnership interests acquired after May 18, 1995 are accounted for in accordance with the equity method of accounting if the Company’s ownership interest in the partnership exceeds 3 percent, whereas, if the partnership was acquired prior to May 18, 1995, the equity method would be applied only if the Company’s ownership interest is 20 percent or greater. In the unlikely event that the Company’s ownership interest in a partnership exceeded 50 percent the partnership would be consolidated. In all other circumstances, the Company accounts for its investments in venture capital limited partnerships at estimated fair value. Because the underlying partnerships are required under GAAP to mark their investment portfolios to market and report changes in such market value through their earnings, the Company’s earnings will reflect its pro rata share of such mark to market adjustment if it accounts for the partnership investment under the equity method. With respect to partnerships accounted for at fair value, there will be no impact on the Company’s earnings until: (i) the underlying investments held by the partnership are distributed to the Company, or (ii) the underlying investments held by the partnership are sold by the partnership and the proceeds distributed to the Company, or (iii) an impairment of the Company’s investment in the partnership is determined to exist. Unrealized gains and losses on fixed maturity securities and common stocks are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of all fixed maturity securities and common stock is adjusted for impairments in value deemed to be other than temporary. These adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan’s original effective interest rate, or the loan’s observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans’ interest rate.

Real estate held for investment, as well as related improvements, is generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset, which may range from 5 to 40 years. Cost is adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Impairment losses on real estate held for investment are reported as realized gains or losses on investments.

Real estate investments meeting the following criteria are classified as “real estate to be disposed of” in the Company’s balance sheet and the results therefrom are reported as “Discontinued Operations” in the Company’s

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

statement of income and comprehensive income as a result of the Company’s adoption in 2002 of the Financial Accounting Standard Board’s (“FASB”) Statement of Financial Accounting Standards (“SFAS”) No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets” (“SFAS 144”):

•	Management, having the authority to approve the action, commits the organization to a plan to sell the property.

•	The property is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets.

•	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

•	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year.

•	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

•	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Real estate to be disposed of is carried at the lower of its carrying value at the time of classification as “to be disposed of” or fair value less estimated selling costs.

Policy loans are carried at their unpaid principal balances.

Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

Recognition of Insurance Revenue and Related Benefits

Premiums from universal life and investment-type contracts are reported as deposits to policyholders’ account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders’ account balances for policy administration charges, cost of insurance and surrender charges, and mortality and expense charges on variable contracts. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders’ account balance.

Premiums from non-participating term life and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Deferred Policy Acquisition Costs (“DPAC”)

The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

For universal life products and investment-type products, DPAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked-in discount rate. For non-participating term policies, DPAC is amortized over the expected life of the contracts (ranging from 10 to 20 years) in proportion to premium revenue recognized. The discount rate for all products is 8%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

The Company conducts programs from time to time that allow annuity contract holders to exchange older annuity contracts for new annuity products sold at no cost. The Company has determined that the old and new products are substantially similar and, as such, the Company retains previously recorded DPAC related to the exchanged contract.

DPAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DPAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DPAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances for universal life and investment-type contracts represent an annuity of gross premium payments plus credited interest less expense and mortality charges and withdrawals. The weighted average interest crediting rate for universal life products was approximately 5.5%, 5.6% and 5.9% for the years ended December 31, 2003, 2002 and 2001, respectively. The weighted average interest crediting rate for investment-type products was approximately 4.7%, 4.9% and 5.0% for each of the years ended December 31, 2003, 2002 and 2001, respectively.

GAAP reserves for non-participating term life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to expected investment yields, mortality, terminations, and expenses applicable at the time the insurance contracts are made, including a provision for the risk of adverse deviation.

Stock-Based Compensation

SFAS No. 123, Accounting for Stock-Based Compensation (“SFAS 123”), issued in October 1995, prescribes accounting and reporting standards for employee stock-based compensation plans, as well as transactions in which an entity issues equity instruments to acquire goods or services from non-employees. However, for employee stock based compensation plans, SFAS 123 permits companies, at their election, to continue to apply the accounting prescribed by Accounting Principles Board Opinion No. 25, “Accounting for Stock Issued to Employees” (APB 25), which was issued and effective since 1972. SFAS 123 provides no similar election with respect to transactions in which an entity issues equity instruments to acquire goods or services from non-employees. For companies electing to apply the accounting prescribed by APB 25 to their employee stock-based compensation plans, SFAS 123 requires that pro forma disclosure be made of net income and earnings per share as if the fair value accounting prescribed by SFAS 123 had been adopted.

Although the Company has no employees, under a service agreement with MONY Life the Company is charged for services, including personnel services and employee benefits, provided by MONY Life employees on the Company’s behalf. MONY Life elected to apply the accounting prescribed by APB 25 to option grants to employees and, accordingly, make the aforementioned pro forma disclosures. Based on the definition of an “employee” prescribed in the Internal Revenue Code, MONY Life’s career financial professionals do not qualify as employees. The following table reflects the effect on net income of the Company as if the accounting prescribed by SFAS 123 had been applied by MONY Life to the options granted to employees and outstanding as at December 31, 2003, 2002 and 2001:

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

	For the years ended December 31
	2003	2002	2001
	($ in millions)

Net income/(loss), as reported	$26.2	$(17.1)	$1.8

Less: Total stock-based employee compensation determined under the fair value method of accounting, net of tax	(2.8)	(2.6)	(2.2)

Pro forma net income/(loss)	$23.4	$(19.8)	$(0.4)

Federal Income Taxes

The Company files a consolidated federal income tax return with its parent, MONY Life, and with MONY Life’s other life and non-life subsidiaries. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of federal income taxes will be based upon separate return calculations with current credit for losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

Reinsurance

The Company has reinsured certain of its life insurance and annuity business with life contingencies under various agreements with other insurance companies. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

In determining whether a reinsurance contract qualifies for reinsurance accounting, SFAS No. 113 “Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts” requires that there be a “reasonable possibility” that the reinsurer may realize a “significant loss” from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a “reasonable possibility” as having a probability of at least 10.0%. In assessing whether the projected results of the reinsured business constitute a “significant loss”, the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the “aggregate projected loss”), to an estimate of the reinsurer’s investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

The reinsurer’s investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer’s credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

Separate Accounts

Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets and liabilities are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contract holders and, accordingly, are not reflected in the Company’s statements of income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company’s revenues.

Statements of Cash Flows — Non-cash Transactions

The Company received $94.1 million in bonds and $5.9 million in cash during 2001 as a capital contribution from MONY Life.

New Accounting Pronouncements Adopted as of December 31, 2003

On January 1, 2001 the Company adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (“SFAS 133”). SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses are reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. The Company’s use of derivative instruments is not significant and accordingly, adoption of the standard did not have a material effect on the Company’s results of operations or financial position.

On January 1, 2001 the Company adopted SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125 (“SFAS 140”). SFAS 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, recognition and measurement of servicing assets and liabilities, and the extinguishment of liabilities. Adoption of the new requirements did not have a material effect on the Company’s results of operations or financial position.

On July 1, 2001, the Company adopted SFAS No. 141, Business Combinations (“SFAS 141”). SFAS 141 addresses the financial accounting and reporting for all business combinations. This statement requires that all business combinations be accounted for under the purchase method of accounting, abolishes the use of the pooling-of-interest method, requires separate recognition of intangible assets that can be identified and named, and expands required disclosures. All of the Company’s past business combinations have been accounted for under the purchase accounting method. The provisions of this statement apply to all business combinations initiated after June 30, 2001. The adoption of SFAS 141 did not have a material effect on the Company’s results of operations or financial position.

On January 1, 2002 the Company adopted SFAS No. 142, Goodwill and Other Intangible Assets (“SFAS 142”). SFAS 142 provides that goodwill and intangible assets that have indefinite useful lives will not be amortized but rather will be tested at least annually for impairment. This Statement provides specific guidance for testing the impairment of goodwill and intangible assets. The adoption of SFAS 142 did not have a material effect on the Company’s results of operations or financial position.

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

On January 1, 2002 the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (“SFAS 144”). This statement establishes a single accounting model for the impairment or disposal of long-lived assets, including assets to be held and used, assets to be disposed of by other than sale, and assets to be disposed of by sale. SFAS 144 retains many of the same provisions as SFAS 121, “Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of” (“SFAS 121”). In addition to retaining the SFAS 121 requirements, SFAS 144 requires companies to present the results of operations of components of the entity that are held for sale as discontinued operations in the statement of income and comprehensive income. The Company had real estate that meets the definition of a component of the entity. Substantially all of the Company’s real estate to be disposed of resulted from disposal activities initiated prior to the effective date of SFAS 144. The carrying value of real estate to be disposed of at December 31, 2003 and 2002 was $0.0 million and $0.1 million, respectively. The Company’s pretax loss from real estate to be disposed of for the years ended December 31, 2003 and 2002, which is reported in the Company’s statement of income and comprehensive income as a discontinued operation, was $0.1 million and $1.2 million, respectively.

In December 2002, the FASB issued SFAS No. 148 Accounting for Stock-Based Compensation—Transition and Disclosure and amendment of FASB Statement No. 123 (“SFAS 148”). This Statement amends SFAS No. 123, Accounting for Stock-Based Compensation, to provide alternative methods of transition for an entity that voluntarily changes to the fair value based method of accounting for stock-based employee compensation. It also amends the disclosure provisions of that Statement to require prominent disclosure about the effects on reported net income of an entity’s accounting policy decisions with respect to stock-based employee compensation. Finally, SFAS 148 amends APB Opinion No. 28, Interim Financial Reporting, to require disclosure about those effects in interim financial information. The disclosure provisions for SFAS 148 were effective for interim periods beginning after December 15, 2002. The transition provisions of SFAS 148 were effective for financial statements for fiscal years ending after December 31, 2002. As of December 31, 2003, the Company has not adopted the fair value based method of accounting for stock based compensation.

In April 2003, the FASB issued SFAS 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (“DIG B36”). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer’s receivable and ceding company’s payable arising from modified coinsurance or similar arrangements. Paragraph 12(a) of SFAS 133 indicates that an embedded derivative must be separated from the host contract (“bifurcated”) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance arrangement because the yield on the receivable and payable is based on a specified proportion of the ceding company’s return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, with earlier application as of the beginning of a fiscal quarter permitted. The adoption of DIG B36 on October 1, 2003 resulted in the recognition of a realized gain of $7.1 million and a corresponding SWAP asset of $7.1 million. For the year ended December 31, 2003 a realized gain of $6.5 million is recorded in the Company’s statement of income and comprehensive income under the caption “net realized gains/(losses) on investments” and a corresponding SWAP asset of $5.5 million is recorded in the Company’s balance sheet for 2003 under the caption “other invested assets”.

In May 2003, the FASB issued SFAS No. 150 Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity (“SFAS 150”). SFAS 150 changes the accounting for certain financial instruments that, under previous guidance, could be classified as equity or “mezzanine” equity, by now

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

requiring those instruments to be classified as liabilities (or assets in some circumstances) in the statement of financial position. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. SFAS 150 affects an entity’s classification of the following free-standing instruments: (i) mandatory redeemable instruments, (ii) financial instruments to repurchase an entity’s own equity instruments, and (iii) financial instruments embodying obligations that the issuer must or could choose to settle by issuing a variable number of its shares or other equity instruments based solely on (a) a fixed monetary amount known at inception or (b) something other than changes in its own equity instruments. SFAS 150 does not apply to features embedded in a financial instrument that is not a derivative in its entirety. The guidance in SFAS 150 was generally effective for all financial instruments entered into or modified after May 31, 2003, and was otherwise effective at the beginning of the first interim period beginning after June 15, 2003. The adoption of SFAS 150 did not have a material impact on the Company’s results of operations and financial position.

In October 2003, the FASB finalized the proposed FASB Staff Position 46-e Effective Date of Interpretation 46 (“FIN 46”), for Certain Interests Held by a Public Entity (“Staff Position 46-e”). Staff Position 46-e defers the latest date by which all public entities must apply SFAS Interpretation No. 46 Consolidation of Variable Interest Entities (“Interpretation 46”), to the first reporting period ending after December 15, 2003. Interpretation 46 represents an interpretation of Accounting Research Bulletin No. 51 (“ARB 51”), “Consolidated Financial Statements”. ARB 51 requires that a company’s consolidated financial statements include subsidiaries in which the Company has a majority voting interest. However, the voting interest approach is not effective in identifying controlling financial interests in entities (referred to as “variable interest entities”) that are not controllable through voting interests or in which the equity investors do not bear the residual economic risks. Interpretation 46 provides guidance on identifying variable interest entities and on assessing whether a Company’s investment in a variable interest entity requires consolidation thereof. Interpretation 46 was initially effective in January 2003 for investments made in variable interest entities after January 31, 2003 and it was effective in the first fiscal year or interim period beginning after June 15, 2003 for investments in variable interest entities made prior to February 1, 2003. The deferral applied to all variable interest entities and potential variable interest entities, both financial and non-financial in nature. Variable interest entities that were previously consolidated in issued financial statements under Interpretation 46 will not be unconsolidated. The adoption of Interpretation 46 did not have a material impact on the Company’s results of operations and financial position.

In December 2003, the FASB issued SFAS No. 132 (revised 2003) Employers’ Disclosures about Pensions and Other Postretirement Benefits (“SFAS 132 – 2003”). SFAS 132-2003 improves the financial statement disclosures for defined benefit plans contained in SFAS No. 132 Employers’ Disclosures about Pensions and Other Postretirement Benefits (“SFAS 132”), which it replaces, and requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit postretirement plans. The additional disclosures will include information describing the types of plan assets, investment strategy, measurement date(s), plan obligations, cash flows, and components of net periodic benefit cost recognized during interim periods. SFAS 132-2003 does not change the measurement or recognition of pension plans and other postretirement benefit plans required by SFAS 87 Employers’ Accounting for Pensions, SFAS 88 Employers’ Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits and SFAS 106 Employers’ Accounting for Postretirement Benefits Other Than Pensions. The disclosure provisions for SFAS 132-2003, effective for financial statements with fiscal years ending after December 15, 2003, did not impact the Company’s financial statement disclosures.

New Accounting Pronouncements Not Yet Adopted as of December 31, 2003

In July 2003 the American Institute of Certified Public Accountants issued Statement of Position 03-1 Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

for Separate Accounts (“SOP 03-1”). SOP 03-1 provides guidance relating to (i) separate account presentation, (ii) accounting for an insurance enterprise’s interest in separate accounts, (iii) gains and losses on the transfer of assets from the general account, (iv) liability valuation, (v) return based on a contractually referenced pool of assets or index, (vi) determining the significance of mortality and morbidity risk and classification of contracts that contain death or other insurance benefit features, (vii) accounting for contracts that contain death or other insurance benefit features, (viii) accounting for reinsurance and other similar contracts, (ix) accounting for annuitization benefits, (x) sales inducements to contract holders, and (xi) disclosures in the financial statements of an insurance enterprise regarding (a) separate account assets and liabilities, (b) the insurance enterprise’s accounting policy for sales inducements, and (c) the nature of the liabilities and methods and assumptions used in estimating any contract benefits recognized in excess of the account balance. SOP 03-1 is effective for financial statements for fiscal years beginning after December 15, 2003, with earlier adoption encouraged. The adoption of SOP 03-1 will result in an additional liability for Guaranteed Minimum Death Benefits of approximately $0.6 million at January 1, 2004. This increase in reserves will be partially offset by a decrease in DPAC amortization due to lower profit margins as a result of the increased reserves. The adoption of SOP 03-1 is not expected to have any other material impact on the Company’s results of operations and financial position.

In December 2003, the FASB issued SFAS Interpretation No. 46-Revised Consolidation of Variable Interest Entities (“Interpretation 46R”), which incorporates a number of modifications and changes to Interpretation 46 (see – New Accounting Pronouncements Adopted as of December 31, 2003, above). Interpretation 46R clarifies some of the requirements of Interpretation 46, eases some of its implementation problems, and adds new scope exceptions and applicability judgments. Interpretation 46R is effective for reporting periods ending after December 15, 2003 for investments in variable interest entities considered to be special-purpose entities. The implementation of Interpretation 46R for all other investments in variable interest entities is required for reporting periods ending after March 15, 2004, with early adoption permitted. The adoption of FIN 46R is not expected to have a material impact on the Company’s results of operations and financial position.

4. Related Party Transactions:

MONY Life has a guarantee outstanding to one state that the statutory surplus of the Company will be maintained at amounts at least equal to the minimum surplus for admission to that state.

The Company has a service agreement with MONY Life whereby MONY Life provides personnel services, employee benefits, facilities, supplies and equipment to the Company to conduct its business. The associated costs related to the service agreement are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by the Company. For the years ended December 31, 2003, 2002 and 2001, the Company incurred expenses of $73.8 million, $61.8 million and $67.9 million, as a result of such allocations. At December 31, 2003 and 2002 the Company had a payable to MONY Life in connection with this service agreement of $13.1 million and $17.2 million, respectively, which is reflected in “Accounts Payable and Other Liabilities” on the Company’s balance sheet.

The Company has an investment advisory agreement with MONY Life whereby MONY Life provides investment advisory services with respect to the investment and management of the Company’s investment portfolio. The amount of expenses incurred by the Company related to this agreement was $1.0 million, $0.7 million and $0.8 million for each of the years ended December 31, 2003, 2002 and 2001, respectively. In addition, the Company had a payable to MONY Life related to this agreement of approximately $0.1 million and $0.1 million at December 31, 2003 and 2002, respectively, which is included in “Accounts Payable and Other Liabilities” on the Company’s balance sheet.

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with MONY Life and affiliates of the Company. The amount of expenses incurred by the Company related to these agreements was $4.5 million, $3.2 million and $3.6 million for the years ended December 31, 2003, 2002, and 2001, respectively. In addition, the Company recorded an intercompany payable of $0.4 million and $0.4 million at December 31, 2003 and 2002, respectively, related to these agreements, which is included in “Accounts Payable and Other Liabilities” on the Company’s balance sheet.

In 1997, the Company entered into a 17-year lease with the New York City Industrial Development Agency (“NY IDA”). NY IDA issued bonds to the Company, for the benefit of MONY Life’s consolidation of site locations to New York City. Debt service under the bonds is funded by lease payments by MONY Life to the bond trustee for the benefit of the bondholder. At December 31,2003, the carrying value of IDA bonds outstanding was $1.2 million. Lease payments for NY IDA were $0.1 million, $0.2 million and $0.2 million for the years ended, December 31, 2003, 2002 and 2001.

The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company (“USFL”), an affiliate, effective January 1, 1999, whereby the Company agreed to reinsure 90.0% of all level term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90.0% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DPAC tax provision. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. At December 31, 2003 and 2002, the Company recorded a payable of $17.2 million and $15.2 million, respectively, to USFL in connection with this agreement which is included in “Accounts Payable and Other Liabilities” on the Company’s balance sheet.

The Company recorded capital contributions from MONY Life of $100.0 million, $150.0 million and $100.0 million for the years ended December 31, 2003, 2002 and 2001, respectively.

On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. (“MBMC”), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 2003 is $39.6 million.

On May 29, 2002, the Company borrowed $121.0 million from the MONY Group in exchange for a demand note payable in the same amount. The note bore interest at a floating rate equal to Federal Funds Rate +0.15% per annum and had an original maturity date of May 28, 2003. The Company repaid the entire principal outstanding on the demand note plus interest of $1.2 million during the fourth quarter of 2002.

On August 30, 2002, the Company purchased eleven commercial mortgage loans from MONY Life. The purchase price for the mortgages was determined based on fair market value aggregating $148.6 million, which consisted of $146.8 million in principal and $1.8 million in premium. These mortgage loans are included in “Mortgage Loans on Real Estate” on the Company’s balance sheet.

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

5. Investment Income, Realized and Unrealized Investment Gains/(Losses), and Other Comprehensive Income:

Net investment income for the years ended December 31, 2003, 2002 and 2001 was derived from the following sources:

	2003	2002	2001
	($ in millions)
Fixed maturity securities	$94.1	$87.3	$76.0
Mortgage loans on real estate	29.6	14.8	8.9
Policy loans	5.5	6.3	4.3
Other investments (including cash & cash equivalents)	0.9	3.0	6.5

Total investment income	130.1	111.4	95.7
Investment expenses	11.6	3.9	4.5

Net investment income	$118.5	$107.5	$91.2

Net realized gains/(losses) on investments for the years ended December 31, 2003, 2002 and 2001 are summarized as follows:

	2003	2002	2001
	($ in millions)
Fixed maturity securities	$8.1	$(7.4)	$4.7
Mortgage loans on real estate	3.5	(2.2)	0.8
Other invested assets	5.7	(0.6)	(0.2)

Net realized gains/(losses) on investments	$17.3	$(10.2)	$5.3

The net change in unrealized investment gains/(losses) represents the only component of other comprehensive income for the years ended December 31, 2003, 2002 and 2001. Following is a summary of the change in unrealized investment gains/(losses) net of related deferred income taxes and adjustment for deferred policy acquisition costs (see Note 3), which are reflected in Accumulated Other Comprehensive Income for the periods presented:

	2003	2002	2001
	($ in millions)
Change in unrealized gains/(losses) on investments, net
Fixed maturity securities	$(2.9)	$68.9	$23.5

Subtotal	(2.9)	68.9	23.5
Effect on unrealized gains/(losses) on investments attributable to:
DPAC	2.2	(38.1)	(14.7)
Deferred federal income taxes	0.2	(10.8)	(3.1)

Change in unrealized gains/(losses) on investments, net	$(0.5)	$20.0	$5.7

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

The following table sets forth the reclassification adjustments required for the years ended December 31, 2003, 2002 and 2001 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

	2003	2002	2001
	($ in millions)
Reclassification Adjustments

Unrealized gains/(losses) on investments	$(4.0)	$23.2	$4.5

Reclassification adjustment for gains included in net income	3.5	(3.2)	1.2

Unrealized gains/(losses) on investments, net of reclassification adjustments	$(0.5)	$20.0	$5.7

Unrealized gains/(losses) on investments reported in the above table for the years ended December 31, 2003, 2002, and 2001, are net of income tax (benefit)/expense of $(2.5) million, $12.5 million and $3.8 million, respectively, and $4.5 million, $(40.6) million and $(17.4) million, respectively, relating to the effect of such unrealized gains/(losses) on DPAC.

Reclassification adjustments reported in the above table for the years ended December 31, 2003, 2002 and 2001 are net of income tax expense/(benefit) of $2.3 million, $(1.7) million, and $(0.7) million, respectively, and $(2.3) million, $2.5 million, and $2.8 million, respectively, relating to the effect of such amounts on DPAC.

6. Investments:

Fixed Maturity Securities Available-for-Sale

The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003 and December 31, 2002 are as follows:

	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Estimated Fair Value
	2003	2002	2003	2002	2003	2002	2003	2002
	($ in millions)
U.S. Treasury securities and obligations of U.S. Government agencies	$291.7	$187.6	$7.5	$14.7	$2.1	$0.0	$297.1	$202.3
Collateralized mortgage obligations:
Government agency-backed	7.7	16.6	0.4	1.0	—	—	8.1	17.6
Non-agency backed	0.4	14.5	—	0.8	—	—	0.4	15.3
Other asset-backed securities:
Government agency-backed	—	—	—	—	—	—	—	—
Non-agency backed	55.3	138.0	4.6	5.5	—	1.2	59.9	142.3
Public utilities	100.1	83.6	5.3	6.2	0.5	0.6	104.9	89.2
Foreign Government	—	—	—	—	—	—	—	—
Corporate	1,177.7	982.7	70.0	66.7	2.4	6.1	1,245.3	1,043.3
Affiliates	1.2	1.3	—	0.2	—	—	1.2	1.5

Total Bonds	1,634.1	1,424.3	87.8	95.1	5.0	7.9	1,716.9	1,511.5
Redeemable Preferred Stock	15.0	25.0	2.1	0.9	—	—	17.1	25.9

Total	$1,649.1	$1,449.3	$89.9	$96.0	$5.0	$7.9	$1,734.0	$1,537.4

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

The carrying value of the Company’s fixed maturity securities at December 31, 2003 and 2002 is net of cumulative impairment adjustments in value deemed to be “other than temporary” of $11.3 million and $13.1 million, respectively.

At December 31, 2003 and 2002, there were no fixed maturity securities which were non-income producing for the twelve months preceding such dates.

The Company classifies fixed maturity securities which: (i) are in default as to principal or interest payments, (ii) are to be restructured pursuant to commenced negotiations, (iii) went into bankruptcy subsequent to acquisition, or (iv) are deemed to have an “other than temporary impairment” in value, as “problem fixed maturity securities.” At December 31, 2003 and 2002, the carrying value of problem fixed maturity securities held by the Company was $41.5 million and $71.2 million, respectively. The Company defines potential problem securities in the fixed maturity category as securities of companies that are deemed to be experiencing significant operating problems or difficult industry conditions. At December 31, 2003 and 2002, the Company held no problem fixed maturity securities or fixed maturity securities that had been restructured.

The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity dates (excluding scheduled sinking funds) as of December 31, 2003 are as follows:

	2003
	Amortized Cost	Estimated Fair Value
	($ in millions)

Due in one year or less	$—	$—

Due after one year through five years	438.9	467.8

Due after five years through ten years	718.8	763.5

Due after ten years	297.8	304.6

Subtotal	1,455.5	1,535.9

Mortgage-backed and other asset-backed securities	193.6	198.1

Total	$1,649.1	$1,734.0

Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturity securities may differ from contractual maturity securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from the sale of fixed maturity securities during 2003, 2002 and 2001 were $145.3 million, $82.8 million, and $84.5 million, respectively. Gains of $10.7 million, $4.8 million, and $4.1 million, and losses of $0.0 million, $1.0 million, and $0.0 million, were realized on these sales in 2003, 2002, and 2001, respectively.

7. Other Than Temporary Impairments:

The following table presents certain information by type of investment with respect to the Company’s gross unrealized losses on fixed maturity and equity securities at December 31, 2003, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

	Less Than 12 Months		Greater Than 12 Months		Total
	Total Market Value	Gross Unrealized Losses	Total Market Value	Gross Unrealized Losses	Total Market Value	Gross Unrealized Losses
	($ in millions)

U.S. Treasury securities and obligations of U.S. Government Agencies	$135.8	$(2.1)	$—	$—	$135.8	$(2.1)
Collateralized mortgage obligations

Government agency backed	0.5	—	—	—	0.5	—

Non government agency backed	—	—	—	—	—	—
Other asset-backed securities

Government agency backed	—	—	—	—	—	—

Non government agency backed	—	—	—	—	—	—

Foreign governments	—	—	—	—	—	—

Utilities	20.2	(0.5)	—	—	20.2	(0.5)

Corporate bonds	123.2	(2.3)	8.9	(0.1)	132.1	(2.4)

Total bonds	279.7	(4.9)	8.9	(0.1)	288.6	(5.0)

Common stocks	—	—	—	—	—	—

Total temporarily impaired securities	$279.7	$(4.9)	$8.9	$(0.1)	$288.6	$(5.0)

At December 31, 2003 there was one fixed maturity security position that had been in an unrealized loss position for more than 12 months. The aggregate gross pre-tax unrealized loss relating to this position was $0.1 million as of such date. This position, which is investment grade, was not considered “other than temporarily impaired” principally because management is of the opinion that the unrealized loss position was primarily attributable to temporary market conditions affecting the related industry sectors, as well as the fact that management’s analysis of the issuer’s financial strength supported the conclusion that the security was not “other than temporarily impaired

8. Mortgage Loans On Real Estate:

Mortgage loans on real estate at December 31, 2003 and 2002 consist of the following:

	2003	2002
	($ in millions)

Commercial mortgage loans	$320.3	$275.4

Agricultural mortgage loans	103.7	86.2

Total loans	424.0	361.6

Less: valuation allowances	(4.4)	(3.7)

Mortgage loans, net of valuation allowances	$419.6	$357.9

An analysis of the valuation allowances on mortgage loans on real estate for 2003, 2002 and 2001 is as follows:

	2003	2002	2001
	($ in millions)
Balance, beginning of year	$3.7	$1.4	$1.4
Increase in allowance	0.7	2.3	0.2
Reduction due to paydowns, payoffs, and sales	—	—	—
Transfers to real estate	—	—	(0.2)

Balance, end of year	$4.4	$3.7	$1.4

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

At December 31, 2003 and 2002 the Company had no impaired mortgage loans with valuation allowances.

Impaired mortgage loans that do not have valuation allowances are loans where the net present value of the expected future cash flows related to the loan or the fair value of the collateral equals or exceeds the recorded investment in the loan. Such loans primarily consist of restructured loans or loans on which impairment writedowns were taken prior to the adoption of SFAS No. 114, “Accounting by Creditors for Impairment of a Loan”.

During 2003, 2002 and 2001, the Company recognized $0.2 million, $0.3 million, and $0.5 million, respectively, of interest income on impaired loans.

At December 31, 2003 and 2002, there were no mortgage loans which were non-income producing for the twelve months preceding such dates.

9. Deferred Policy Acquisition Costs:

Policy acquisition costs deferred and amortized in 2003, 2002 and 2001 are as follows:

	2003	2002	2001
	($ in millions)
Balance, beginning of year	$617.4	$564.6	$483.5
Costs deferred during the year	193.7	172.6	157.8
Amortized to expense during the year	(55.2)	(81.8)	(62.1)
Effect on DPAC from unrealized gains/(losses) (see Note 3)	2.2	(38.0)	(14.6)

Balance, end of year	$758.1	$617.4	$564.6

10. Federal Income Taxes:

The Company files a consolidated federal income tax return with MONY Life and MONY Life’s other subsidiaries. Federal income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the income tax expense/(benefit) is presented below:

	2003	2002	2001
	($ in millions)
Income tax expense/(benefit):
Current	$(30.1)	$(56.0)	$(32.2)
Deferred	35.0	47.2	33.6

Income tax/(benefit) expense from continuing operations	4.9	(8.8)	1.4

Discontinued operations	—	(0.4)	—

Total	$4.9	$(9.2)	$1.4

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

Federal income taxes reported in the statements of income may be different from the amounts determined by multiplying the earnings before federal income taxes by the statutory federal income tax rate of 35.0%. The sources of the difference and the tax effects of each are as follows:

	2003	2002	2001
	($ in millions)
Tax at statutory rate	$10.9	$(8.7)	$1.4
Dividends received deduction	(3.2)	(1.0)	—
Tax settlements/accrual adjustments	(2.8)	—	—
Other	—	0.9	—

Federal income tax expense/(benefit) from continuing operations	4.9	(8.8)	1.4
Federal income tax benefit from discontinued operations	—	(0.4)	—

Provision for income tax expense/(benefit)	$4.9	$(9.2)	$1.4

The Company’s federal income tax returns for years through 1993 have been examined by the Internal Revenue Service (“IRS”). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes that may become due pending the outcome of IRS examinations.

The components of deferred tax liabilities and assets at December 31, 2003 and 2002 are as follows:

	2003	2002
	($ in millions)
Deferred policy acquisition costs	$222.7	$178.0
Fixed maturity securities	23.2	36.8
Other, net	(4.6)	10.6

Total deferred tax liabilities	241.3	225.4

Reserves	13.7	80.7
Accrued expenses	49.7	(0.1)
Real estate and mortgages	0.5	2.2

Total deferred tax assets	63.9	82.8

Net deferred tax liability	$177.4	$142.6

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

11. Estimated Fair Value of Financial Instruments:

The estimated fair values of the Company’s financial instruments approximate their carrying amounts except for mortgage loans and investment-type contracts. The methods and assumptions utilized in estimating the fair values of the Company’s financial instruments are summarized as follows:

Fixed Maturity Securities

The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

Mortgage Loans on Real Estate

The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral. At December 31, 2003 and 2002 the fair value of mortgage loans was $445.7 million and $394.8 million, respectively.

Policy Loans

Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

Note Payable to Affiliate

The fair value of the note payable to affiliate is determined based on contractual cash flows discounted at markets rates.

Separate Account Assets and Liabilities

The estimated fair value of assets held in Separate Accounts is based on quoted market prices.

Investment-Type Contracts

The fair values of annuities are based on estimates of the value of payments available upon full surrender. The carrying value and fair value of annuities at December 31, 2003 were $946.1 million and $921.3 million, respectively. The carrying value and fair value of annuities at December 31, 2002 were $769.9 million and $748.3 million, respectively.

12. Reinsurance:

Life insurance business is primarily ceded on a yearly renewable term basis under various reinsurance contracts except for the level term product, which utilizes a coinsurance agreement. The Company’s retention limits on new business is $4.0 million for any one person for individual products, and $6.0 million for last survivor products.

The following table summarizes the effect of reinsurance for the years indicated:

	2003	2002	2001
	($ in millions)

Direct premiums	$57.9	$39.8	$24.4

Reinsurance assumed	88.7	63.9	41.4

Reinsurance ceded	(20.9)	(14.2)	(9.5)

Net premiums	$125.7	$89.5	$56.3

Universal life and investment-type product policy fee income ceded	$30.0	$26.3	$23.1

Policyholders’ benefits ceded	$42.6	$32.2	$26.9

Policyholders’ benefits assumed	$46.5	$24.7	$14.8

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

The Company is primarily liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

13. Securities Lending and Concentration of Credit Risk:

Securities Lending Risk

Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 2003 and 2002, securities loaned by the Company under this agreement had a carrying value of approximately $107.7 million and $186.8 million, respectively. The minimum collateral on securities loaned is 102% of the market value of the loaned securities. Such securities are marked to market on a daily basis and the collateral is correspondingly increased or decreased.

Concentration of Credit Risk

At December 31, 2003 and 2002, the Company had no single investment or series of investments with a single issuer (excluding U.S. Treasury securities and obligations of U.S. government agencies) exceeding 0.9% and 1.1% of total cash and invested assets, respectively.

The Company’s fixed maturity securities are diversified by industry type. The industries (excluding U.S. Treasury securities and obligations of U.S. government agencies) that comprise 10% or more of the carrying value of the fixed maturity securities at December 31, 2003 are consumer goods and services of $346.8 million (20.0%). At December 31, 2002, the industries (excluding U.S. Treasury securities and obligations of U.S. government agencies) that comprise 10% or more of the carrying value were consumer goods and services of $351.3 million (22.9%), and non-government asset/mortgage backed securities of $157.6 million (10.2%)

The Company holds below investment grade fixed maturity securities with a carrying value of $193.8 million at December 31, 2003. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 2002, the carrying value of the Company’s investments in below investment grade fixed maturity securities amounted to $245.1 million.

The Company has investments in commercial and agricultural mortgage loans. The locations of properties collateralizing mortgage loans at December 31, 2003 and 2002 are as follows:

	2003		2002
	($ in millions)
Geographic Region

West	$135.5	32.3%	$103.6	28.9%

Southeast	76.7	18.3	54.8	15.3

Mountain	57.7	13.7	40.4	11.3

Southwest	44.9	10.7	42.2	11.8

Midwest	64.4	15.4	43.9	12.3

Northeast	40.4	9.6	73.0	20.4

Total	$419.6	100.0%	$357.9	100.0%

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

The states or jurisdictions with the largest concentrations of mortgage loans at December 31, 2003 are: California $82.2 million (19.6%), Washington $44.7 million (10.6%), Colorado $31.8 million (7.6%), Virginia $27.1 million (6.5%), Pennsylvania $26.1 million (6.2%), District of Columbia $24.4 million (5.8%), Michigan $23.2 million (5.5%) and Missouri $19.4 million (4.6%).

As of December 31, 2003 and 2002, the mortgage loan portfolio by property type is as follows:

	2003		2002
	($ in millions)
Property Type

Agricultural	$103.2	24.6%	$85.7	24.0%

Office buildings	186.7	44.5	173.2	48.3

Hotel	24.9	5.9	17.5	4.8

Industrial	36.2	8.6	37.0	10.4

Retail	25.9	6.2	7.0	2.0

Other	42.7	10.2	36.2	10.1

Apartment buildings	—	—	1.3	0.4

Total	$419.6	100.0%	$357.9	100.0%

14. Commitments and Contingencies:

(i) Since late 1995 a number of purported class actions have been commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY Life and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy’s termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged “vanishing premium” basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, MONY Life and MLOA filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts. While most of the cases before the District Court have been held in abeyance pending the outcome in Goshen, in June 2003, the Court granted plaintiffs in two of the constituent cases (the McLean and Snipes cases) leave to amend their complaints to delete all class action claims and allegations other than (in the case of McLean) those predicated on alleged violations of the Massachusetts and

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

Illinois consumer protection statutes. On November 19, 2003, the Court in McLean entered an order granting defendants dispositive motion seeking dismissal of the individual claims of the proposed class representatives of the putative statewide class comprised of Massachusetts purchasers, but denying that motion as to the individual claims of the proposed class representatives of the putative state-wide class of Illinois purchasers only. The order is now on appeal to the United States Court of Appeals for the First Circuit.

On October 21, 1997, the New York State Supreme Court granted MONY Life’s and MLOA’s motion for summary judgment and dismissed all claims filed in the Goshen case against MONY Life and MLOA. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York’s General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only. On July 2, 2002, the New York Court of Appeals affirmed the New York State Supreme Court’s decision limiting the class to New York purchasers. In addition, the New York State Supreme Court has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. On September 25, 2002 in light of the New York Court of Appeals’ decision, MONY Life and MLOA filed a motion to decertify the class with respect to the sole remaining claim in the case. By orders dated April 16, and May 6, 2003, the New York State Supreme Court denied preliminarily the motion for decertification, but held the issue of decertification in obeyance pending appeals by plaintiffs in related cases and a hearing on whether the present class, or a modified class, can satisfy the requirements of the class action statute in New York. MONY Life and MLOA have appealed from the denial of their motion for decertification, which appeal is presently pending in the Appellate Division, First Department. MONY Life and MLOA intend to defend themselves vigorously the sole remaining claim. There can be no assurance, however, that the present litigation relating to sales practices will not have a material adverse effect on them.

(ii) Between September 22 and October 8, 2003, ten substantially similar putative class action lawsuits were filed against MONY Group, its directors, AXA Financial and/or AIMA in the Court of Chancery of the State of Delaware in and for New Castle County, entitled Beakovitz v. AXA Financial, Inc., et al., C.A. No. 20559-NC (Sept. 22, 2003); Belodoff v. The MONY Group Inc., et al., C.A. No. 20558-NC (Sept. 22, 2003); Brian v. The MONY Group Inc., et al., C.A. No. 20567-NC (Sept. 23, 2003); Bricklayers Local 8 and Plasterers Local 233 Pension Fund v. The MONY Group Inc., et al., C.A. No. 20599-NC (Oct. 8, 2003); Cantor v. The MONY Group Inc., et al., C.A. No. 20556-NC (Sept. 22, 2003); E.M. Capital, Inc. v. The MONY Group Inc., et al., C.A. No. 20554-NC (Sept. 22, 2003); Garrett v. The MONY Group Inc., et al., C.A. No. 20577-NC (Sept. 25, 2003); Lebedda v. The MONY Group Inc., et al., C.A. No. 20590-NC (Oct. 3, 2003); Martin v. Roth, et al., C.A. No. 20555-NC (Sept. 22, 2003); and Muskal v. The MONY Group Inc., et al., C.A. No. 20557-NC (Sept. 22, 2003).

By order dated November 4, 2003, Vice Chancellor Stephen P. Lamb, to whom the cases had been assigned, consolidated all ten actions under the caption In re The MONY Group Inc., Shareholders Litigation, Consolidated C.A. No. 20554-NC, and ordered plaintiffs to file a consolidated amended complaint. On or about November 5, 2003, plaintiffs filed a Consolidated Class Action Complaint on behalf of a putative class consisting of all MONY Group stockholders, excluding the defendants and their affiliates. The consolidated complaint alleges that the $31.00 cash price per share to be paid to MONY Group stockholders in connection with the proposed merger is inadequate and that MONY Group’s directors breached their fiduciary duties in negotiating and approving the merger agreement by, among other things, (i) failing to maximize stockholder value, (ii) improperly diverting merger consideration from MONY Group’s stockholders to MONY Group’s management by amending and extending management’s change-in-control agreements, (iii) failing to comply with Delaware law in determining the “fair value” of MONY Group’s stock and (iv) disseminating incomplete

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

and inaccurate information regarding the proposed merger. The consolidated amended complaint alleges that AXA Financial and AIMA aided and abetted the alleged breaches of fiduciary duty by MONY Group and its directors. The complaint seeks various forms of relief, including damages and injunctive relief that would, if granted in its entirety, prevent completion of the merger. Defendants served and filed their answers to the consolidated amended complaints on December 29, 2003.

In addition, MONY Group, its directors and AXA Financial have been named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled Laufer v. The MONY Group, et al., Civ. No. 602957-2003 (Sept. 19, 2003) and North Border Investments v. Barrett, et al., Civ. No. 602984-2003 (Sept. 22, 2003). The complaints in these actions contain allegations substantially similar to those in the original consolidated complaint in the Delaware cases, and likewise purport to assert claims against MONY Group and its directors for breach of fiduciary duty and against AXA Financial for aiding and abetting a breach of fiduciary duty. The Laufer and North Border complaints also seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. On December 29 and 30, 2003, respectively, defendants served their answers to the Laufer and North Border complaints. MONY Group has denied the material allegations of the complaints and intends to vigorously defend the actions.

Subsequent Events — —

On January 16, 2004, after the filing and mailing of the definitive proxy statement on January 8, 2004, plaintiffs sought and were granted leave to further amend their complaint to include additional allegations relating to the accuracy and/or completeness of information provided by the MONY Group in such proxy statement. Thereafter, plaintiffs requested a hearing on their motion for a preliminary injunction to enjoin the stockholder vote which had been scheduled to occur at the special meeting on February 24, 2004. A hearing on plaintiffs’ motion for a preliminary injunction was held on February 13, 2004. By order dated March 1, 2004, and an opinion released on February 17, 2004, Vice Chancellor Lamb granted plaintiffs’ motion to the limited extent of enjoining MONY Group from proceeding with the special meeting until MONY Group provides supplemental disclosure to its stockholders relating to the amount of the benefits that the MONY Group executives would receive under the change-in-control agreements relative to the amounts received by executives in the other transactions the independent directors and their advisors had considered at least ten days before the special meeting. Vice Chancellor Lamb otherwise rejected plaintiffs’ arguments in support of an injunction based on the directors’ purported breach of fiduciary duty, the associated aiding and abetting claims and plaintiffs’ other disclosure claims.

On March 9, 2004, plaintiffs filed a second amended complaint which included, among other things, allegations that (i) the MONY Group’s board of directors decision to reschedule the special meeting and set a new record date reflects an attempt by MONY Group to manipulate the vote by disenfranchising its long-term stockholders, (ii) MONY Group selectively communicated its intent to change the record date to certain investors so as to enable them to acquire voting power prior to the public announcement of the new record date, (iii) the press release issued in connection with the board’s decision to reschedule the meeting and record dates was materially false and misleading in that it failed to disclose and/or misrepresented the manipulation of the voting process and the true reason for the changing of such dates and (iv) the rescheduling of the meeting and record dates constitutes a breach of fiduciary duty by the MONY Group’s defendants. The second amended complaint seeks an order directing that MONY Group reinstate the record date of January 2, 2004 or, alternatively, denying voting power with respect to MONY Group shares allegedly purchased with knowledge of the prospect of a new record date.

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

(iii) On February 3, 2004, MONY Group commenced an action in the United States District Court for the Southern District of New York, entitled The MONY Group Inc. v. Highfields Capital Management LP, Longleaf Partners Small-Cap Fund and Southeastern Asset Management, No. 04 Civ. 00916. MONY Group’s complaint alleges, among other things, that: (i) the furnishing by defendants, in solicitation materials sent to MONY Group’s stockholders, of a duplicate copy of MONY Group’s proxy voting card, without first filing a proxy statement and making the requisite disclosures in connection therewith, violates the federal proxy rules; (ii) certain of defendants’ solicitation materials contained false and misleading statements; and (iii) the defendants are acting as members of a “group” under Section 13(d) of the Securities Exchange Act and the rules promulgated thereunder in opposing the proposed merger, requiring the defendants to make certain securities filings and disclosures regarding their holdings, plans and intentions before engaging in a solicitation of MONY Group’s stockholders.

Subsequent Events — —

Based on the first of these allegations, on February 3, 2004, Judge Loretta Preska granted MONY Group’s request for a temporary restraining order and prohibited defendants from enclosing any proxy voting card, including a duplicate copy of MONY Group’s proxy voting card, in their solicitation materials, pending a determination on whether a preliminary injunction should be issued. By order dated February 11, 2004, Judge Richard Holwell denied MONY Group’s motion for a preliminary injunction and dissolved the temporary restraining order. Later that day, MONY Group filed a notice of appeal from Judge Holwell’s order and made an emergency application to the United States Court of Appeals for the Second Circuit, seeking an expedited appeal from the denial of the preliminary injunction, as well as a stay of Judge Holwell’s order dissolving the temporary restraining order or a preliminary injunction pending appeal. A single judge of the Second Circuit denied MONY Group’s request for a stay or injunction pending appeal, but the Court granted MONY Group’s motion for an expedited appeal, which is now pending.

On February 20, 2004 defendants Southeastern Asset Management and Longleaf Partners Small-Cap Fund served a joint answer to the complaint. Discovery in the litigation is currently proceeding with respect to MONY Group’s 13(d) and proxy disclosure claims.

(iv) In July 2002, pursuant to a jury verdict, the Company was found liable and ordered to pay a former joint venture partner some of the proceeds distributed to the Company from the disposition of a real estate asset in 1999, which was formerly owned by the joint venture. As a result of the verdict, which the Company appealed, the Company recorded a charge aggregating $0.8 million pre-tax in its results of operations for the quarter ended June 30, 2002. Approximately $0.4 million of this charge was reflected in the income statement caption entitled “Net Realized Losses” because it represented the return of proceeds originally included in the determination of the realized gain recognized by the Company in 1999 upon receipt of the aforementioned distribution. The balance of the charge, which was reflected in the income statement caption entitled “Other Operating Costs and Expenses” represented management’s best estimate of the interest that the court would have required the Company to pay its former joint venture partner, as well as legal costs. In the first quarter of 2003, the Company settled the litigation for approximately $0.3 million less than the provision previously recorded. Accordingly, during the first quarter of 2003, the Company reversed such over-accrual to income, approximately $0.2 million of which was recorded as realized gains and $0.1 million as a reduction to other expenses. The Company’s appeal was subsequently withdrawn.

(v) Recently, there has been a significant increase in federal and state regulatory activity in the financial services industry relating to numerous issues, including market timing and late trading of mutual fund and

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

variable insurance products. The Company, like many others in the financial services industry, has received requests for information from the SEC seeking documentation and other information relating to these issues. In addition, the SEC recently advised the Company of its plan to conduct an on-site examination of the Company’s variable annuities separate account. The Company has been responding to these requests and continues to cooperate fully with the regulators.

(vi) It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of the settlement, or re-evaluation of, the matters discussed above. Management believes, however, that the ultimate payments in connection with such matters should not have a material adverse effect on the Company’s financial statements. In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involve demands for unspecified damages) in connection with its business. In the opinion of management of the Company, resolution of contingent liabilities, income taxes and other matters will not have a material adverse effect on the Company’s financial position or results of operations.

(vii) At December, 2003, the Company had the following commitments outstanding: (i) $2.5 million for fixed rate agricultural loans with periodic interest rate reset dates with an initial interest rate of 5.25%, and (ii) commercial mortgage commitments of $38.4 million with interest rates ranging from 3.77% to 7.75%. The Company had no commitments outstanding for private fixed maturity securities.

15. Statutory Financial Information and Regulatory Risk-Based Capital:

The statutory net loss reported by the Company for the years ended December 31, 2003, 2002 and 2001 was $79.6 million, $91.9 million and $64.9 million, respectively. The statutory surplus of the Company as of December 31, 2003 and 2002 was $268.1 million and $246.1 million, respectively.

16. Reorganization and Other Charges:

During 2003, the Company was allocated charges aggregating $1.1 million in connection with MONY Life’s continuing initiative to enhance operating efficiency and effectively allocate resources. See Note 4 for a description of the service agreement between MONY Life and MLOA. These charges consisted of: (ii) losses from the abandonment of leased offices of $0.4 million; (iii) losses from the abandonment of leased space in MONY Life’s home office of $0.4 million; (iv) write-offs of unused furniture and equipment in certain abandoned agency offices of $0.2 million; and (iv) moving and alteration costs incurred in connection with the consolidation of leased space in the Company’s home office of $0.1 million The reserves established for the abandonment of leased agency offices and leased space in MONY Life’s home office are expected to run-off through 2008 and 2016, respectively. All of the charges recorded in 2003 represent “costs associated with exit or disposal activities” as described in SFAS 146, Accounting for Costs Associated with Exit or Disposal Activities (“SFAS 146”).

During the fourth quarter of 2002 and 2001, the Company was allocated reorganization and other charges aggregating approximately $1.6 million and $20.7 million, respectively, in connection with MONY Life’s initiative to enhance operating efficiency and more efficiently allocate resources and capital. Of these charges, $1.6 million and $6.8 million, respectively, met the definition of “restructuring charges” as defined by Emerging Issues Task Force Consensus 94-3, “Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)” (“EITF 94-3”). The 2002 reorganization charge consisted of severance and related benefits resulting from headcount reductions in MONY Life’s home office and career agency system, as well as losses from abandonment of certain leased offices and equipment. The 2001 reorganization charge consisted of severance and related benefits of $7.4 million resulting

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

from headcount reductions in MONY Life’s home office and career agency system, and $7.4 million of other miscellaneous items. The remaining restructuring reserves primarily relate to lease abandonment costs and are expected to run-off through 2007. The balance of the charge in 2001, $5.9 million, was unrelated to the reorganization activities and consisted of: (i) impairments of certain invested assets and valuation related write-downs of private equity securities held in the Company’s equity method venture capital portfolio, (ii) write-downs of certain information technology assets, and (iii) other miscellaneous items.

The following tables summarize the components of the aforementioned charges allocated during 2003, 2002 and 2001, respectively:

2003	Operating	Net Realized Losses	Total
	($ in millions)
Reorganization Charges (1):
Severance benefits	$—	$—	$—
Leased offices	0.6	—	0.6
Lease abandonment and other	0.5	—	0.5

Total — Reorganization Charges	$1.1	$—	$1.1

(1)	All of the reorganization charges allocated in 2003 are “costs associated with exit or disposal activities” as described in SFAS 146, Accounting for Costs Associated with Exit or Disposal Activities.

2002	Operating	Net Realized Losses	Total
	($ in millions)
Reorganization Charges (1):
Severance benefits	$1.3	$—	$1.3
Leased offices	0.3	—	0.3

Total — Reorganization Charges	$1.6	$—	$1.6

(1)	All of the reorganization charges allocated in 2002 meet the definition of “restructuring charges” as defined by EITF 94-3.

2001	Operating	Net Realized Losses	Total
	($ in millions)
Reorganization Charges:
Severance benefits and incentive compensation (1)	$7.4	$—	$7.4
Leased offices (1)	1.4	—	1.4
Deferred policy acquisition costs	3.5	—	3.5
Other	2.5	—	2.5

Subtotal — Reorganization Charges	14.8	—	14.8
Other Charges:
Asset Impairments and Valuation Related Write-downs	—	2.5	2.5
Benefits to policyholders	2.1	—	2.1
Information technology assets	1.0	—	1.0
Other	0.3	—	0.3

Subtotal — Other Charges	3.4	2.5	5.9

Total — Reorganization and Other Charges	$18.2	$2.5	$20.7

(1)	Severance benefits aggregating $5.4 million and lease abandonment charges aggregating $1.4 million meet the definition of “restructuring charges” as defined by EITF 94-3.

MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS — (Continued)

All charges referred to as Reorganization Charges included in the table above, except $3.5 million related to deferred policy acquisition costs in 2001, are included in “Other Operating Costs and Expenses” in the Company’s income statement for the year ended December 31, 2001.

Set forth below is certain information regarding the liability recorded in connection with the restructuring actions during 2003 and 2002, as well as the changes therein. Such liability is reflected in Accounts Payable and Other Liabilities on the Company’s statements of financial position.

	As of December 31, 2002	Charges	Cash Payments (1)	Change in Reserve Estimates	As of December 31, 2003
	($ in millions)
Restructuring Charges Liability:

Severance benefits	$1.2	$—	$(1.2)	$—	$—

Other restructuring charges	1.3	1.1	(1.4)	—	1.0

Total Restructuring Charges Liability	$2.5	$1.1	$(2.6)	$—	$1.0

(1)	Cash payments include in 2003 the non-cash write-off of $0.4 million in unused equipment in certain abandoned leased offices.

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  The following Financial Statements are included in Part B of the Registration Statement:

The financial statements of MONY Life Insurance Company of America and MONY America Variable Account A are included in the Statement of Additional Information.

(b)  Exhibits

(1)  Resolutions of Board of Directors of MONY Life Insurance Company of America authorizing the establishment of MONY America Variable Account A, adopted March 27, 1987. (8)

(2)  Not applicable.

(3)  (a)  Underwriting Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc. dated November 1, 1990. (10)

(b)  Form of MONY Securities Corporation Broker-Dealer Supervisory and Sales Agreement. (10)

(c)  Form of MONY Partners Broker-Dealer (Commission) Schedule. (10)

(4) (a)  Form of flexible payment variable annuity contract. (11)

(5)  Form of application for flexible payment variable annuity contract. (11)

(6) (a)  Articles of Incorporation of MONY Life Insurance Company of America. (10)

(b)  By-Laws of MONY Life Insurance Company of America. (10)

(c)  Action by Written Consent amending By-Laws of MONY Life Insurance Company of America. (10)

(7)  Reinsurance Contract. Not applicable.

(8) (a)  Participation Agreement among The Alger American Fund, MONY Life Insurance Company of America and Fred Alger & Company, Incorporated (2)

(i)  Form of Amendment dated May 1, 2003. (10)

(b)  Participation Agreement among Enterprise Accumulation Trust, MONY Life Insurance Company of America and MONY Life Insurance Company (1)

(c)  Participation Agreement among INVESCO Variable Investment Funds, Inc., MONY Life Insurance Company of America, INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (2)

(i)  Form of Amendment dated September 1, 2003. (10)

(d)  Participation Agreement between Janus Aspen Series Fund, Inc. and MONY Life Insurance Company of America (2)

(i)  Form of Amendment dated September 1, 2003. (10)

(e)  Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company of America (2)

(f)  Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company of America and Massachusetts Financial Services Co. (2)

(i)  Form of Amendment dated September 1, 2003. (10)

(g)  Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company of America (4)

(i)  Form of Amendment dated November 1, 2003. (10)

(h)  Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributors LLC (2)

(i)  Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America (2)

(i)  Form of Amendment dated September 1, 2003. (10)

(j)  Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation. (5)

(i) Form of Amendment dated April 30, 2003. (10)

(k)  Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation. (5)

(i)  Form of Amendment dated May 1, 2003. (10)

(l)  Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer, Inc., MONY Life Insurance Company of America. (5)

(i)  Form of Amendment dated May 1, 2003. (10)

(m)  Form of participation agreement for MONY Life Insurance Company and MONY Life Insurance Company of America with Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), and Dreyfus Investment Portfolios. (2)

(i)  Form of Amendment dated May 15, 2002. (6)

(n)  Form of participation agreement for MONY Life Insurance Company of America with ProFunds and ProFund Advisors LLC. (10)

(i)  Form of Amendment dated September 1, 2003. (10)

(o)  Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America dated April 25, 1985. (6)

(9)  Opinion and Consent of David S. Waldman, Vice President-Chief Operations Counsel, MONY Life Insurance Company, as to the legality of the securities being registered. (10)

(10) (a)  Consent of PricewaterhouseCoopers LLP, Independent Accountants for MONY Life Insurance Company of America, is filed herewith as Exhibit (10).

(b)  Powers of Attorney for Michael I. Roth, Samuel J. Foti, Kenneth M. Levine, Richard Daddario, Michael Slipowitz, Margaret G. Gale, Steven G. Orluck, Evelyn L. Peos. (3)

(c)  Power of Attorney for Richard E. Connors. (4)

(d)  Power of Attorney for Jay M. Cohen. (6)

(e) Power of Attorney for Larry Cohen. (10)

(f) Power of Attorney for Sam Chiodo.(10)

(g) Opinion and Consent of Robert Levy, Vice President-Chief Tax Counsel, MONY Life Insurance Company as to Federal tax laws affecting contracts to be issued. (10)

(11)  Not applicable.

(12)  Not applicable.

(1)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the registration statement on Form N-4 (File No. 333-72259) filed on April 18, 2001.

(2)	Incorporated herein by reference to Post-Effective Amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

(3)	Incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-102233) filed on December 27, 2002.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on February 28, 2003.

(5)	Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

(6)	Incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

(7)	Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-102233) filed on July 31, 2003.

(8)	Incorporated herein by reference to the initial registration statement on Form N-4 (File No. 333-107961) filed on August 14, 2003.

(9)	Incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

(10)	Filed herewith.

(11)	Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-72632) filed on January 9, 2002.

Item 25.    Directors and Officers of the Depositor

Name	Position and Offices with Depositor
Michael I. Roth	Director, Chairman and Chief Executive Officer
Samuel J. Foti	Director, President and Chief Operating Officer
Kenneth M. Levine	Director and Executive Vice President
Richard E. Connors	Director and Vice President
Richard Daddario	Director, Vice President, and Controller
Michael Slipowitz	Director, Vice President, and Actuary
Margaret G. Gale	Director and Vice President
Steven G. Orluck	Director and Vice President
Sam Chiodo	Director and Vice President — Corporate and Strategic Marketing
Jay M. Cohen	Director, Vice President and Chief Compliance Officer
Larry Cohen	Vice President, Controller and Chief Accounting Officer
William D. Goodwin	Vice President
Evelyn L. Peos	Vice President
David S. Waldman	Secretary
David V. Weigel	Treasurer

No officer or director listed above receives any compensation from MONY America Variable Account A. Neither the Company nor any of its affiliates has paid any separately allocable compensation to any person listed for services rendered to the Account.

The business address for all officers and directors of MONY America is 1740 Broadway, New York, New York 10019.

Item 26.    Persons Controlled by or Under Common Control with the Depositor or Registrant

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company (“MONY”).

The following is a table showing all corporations directly or indirectly controlled by or under common control with MONY Life Insurance, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

Name	Jurisdiction	Percent Of Voting Securities Owned	Principal Business

The MONY Group Inc.	Delaware		Insurance Holding Company

MONY Holdings, LLC	Delaware	100% owned by The MONY Group Inc.	Insurance Holding Company

MONY Life Insurance Company	New York	100% owned by MONY Holdings, LLC	Insurance

The Advest Group, Inc.	Delaware	100% owned by The MONY Group Inc.	Financial Services Holding Company

Lebenthal & Co., Inc. Municipal Securities	New York	100% indirectly owned by The MONY Group Inc.	Securities

MONY Life Insurance Company of America	Arizona	100% indirectly owned by The MONY Group Inc.	Life Insurance

Sagamore Financial Corporation	Ohio	100% indirectly owned by The MONY Group Inc.	Insurance Holding Company

Matrix Capital Markets Group, Inc.	Virginia	100% owned by The MONY Group Inc.	Investment Banking Advice

PCP Benefit Plans, Ltd.	New York	100% owned by The MONY Group Inc.	Benefit Plan Administration

MONY Series Fund, Inc.	Maryland	Jointly owned by MONY Life Insurance Company and MONY Life Insurance Company of America	Mutual Funds

Enterprise Accumulation Trust	Massachusetts	See directly above	Mutual Funds

U.S. Financial Life Insurance Company	Ohio	100% indirectly owned by The MONY Group Inc.	Insurance

Financial Marketing Agency, Inc.	Ohio	99% indirectly owned by The MONY Group Inc.	Insurance Brokerage

Matrix Private Equities, Inc.	Virginia	100% owned by The MONY Group Inc.	Investment Banking Advice

MONY International Holdings, Inc.	Delaware	100% indirectly owned by The MONY Group Inc.	Holding Company

MONY Asset Management, Inc.	Delaware	100% indirectly owned by The MONY Group Inc.	Investment Advisory

MONY Capital Management, Inc.	Delaware	100% indirectly owned by The MONY Group Inc.	Investment Advisory

MONY Agricultural Investment Advisers, Inc.	Delaware	100% indirectly owned by The MONY Group Inc.	Investment Advisory

MONY Realty Capital, Inc.	Delaware	100% indirectly owned by The MONY Group Inc.	Investment Advisory

MONY Life Insurance Company of the Americas, Ltd	Cayman Islands	100% indirectly owned by The MONY Group Inc.	Life Insurance

MONY Bank & Trust Company of the Americas, Ltd.	Cayman Islands	100% indirectly owned by The MONY Group Inc.	Banking

MONY Consultoria e Corretagem de Seguros Ltda.	Brazil	100% indirectly owned by The MONY Group Inc.	Investment Management

Name	Jurisdiction	Percent Of Voting Securities Owned	Principal Business

MONY International Life Insurance Co. Seguros de Vida S.A.	Argentina	100% indirectly owned by The MONY Group Inc.	Insurance

MONY Financial Resources of the Americas Limited	Jamaica	21% indirectly owned by The MONY Group Inc.	Financial Planning Services

MONY Securities Corporation	New York	100% indirectly owned by The MONY Group Inc.	Broker-Dealer

1740 Advisers, Inc.	New York	100% indirectly owned by The MONY Group Inc.	Investments

MONY Assets Corp.	New York	100% indirectly owned by The MONY Group Inc.	Investment Holding Company

Enterprise Capital Management, Inc.	Georgia	100% indirectly owned by The MONY Group Inc.	Investment Advisory

MONY Realty Partners, Inc.	Delaware	100% indirectly owned by The MONY Group Inc.	Real Estate Management

1740 Ventures, Inc.	New York	100% indirectly owned by The MONY Group Inc.	Investment Advisory

MONY Brokerage, Inc.	Delaware	100% indirectly owned by The MONY Group Inc.	Insurance Brokerage

Trusted Investment Advisors Corp.	Minnesota	100% indirectly owned by The MONY Group Inc.	Investment Advisory

Trusted Insurance Advisors General Agency Corp.	Minnesota	100% indirectly owned by The MONY Group Inc.	Insurance Broker

MONY Benefits Management Corp.	Delaware	100% indirectly owned by The MONY Group Inc.	Benefits Management

Enterprise Fund Distributors, Inc.	Delaware	100% indirectly owned by The MONY Group Inc.	Broker/Dealer

Trusted Advisors Insurance Agency, Inc.	Massachusetts	100% indirectly owned by The MONY Group Inc.	Insurance

MONY Benefits Service Corp.	Delaware	100% indirectly owned by The MONY Group Inc.	Plan Administration (Add Benefit before Plan)

MBI Insurance Agency of Alabama, Inc.	Alabama	100% indirectly owned by The MONY Group Inc.	Insurance Brokerage

MBI Insurance Agency of Ohio, Inc.	Ohio	100% indirectly owned by The MONY Group Inc.	Insurance Brokerage

MBI Insurance Agency of Massachusetts, Inc.	Massachusetts	100% indirectly owned by The MONY Group Inc.	Insurance Brokerage

MBI Insurance Agency of Texas, Inc.	Texas	100% indirectly owned by The MONY Group Inc.	Insurance Brokerage

MBI Insurance Agency of New Mexico, Inc.	New Mexico	100% indirectly owned by The MONY Group Inc.	Insurance Brokerage

MBI Insurance Agency of Washington, Inc.	Washington	100% indirectly owned by The MONY Group Inc.	Insurance Brokerage

Item 27.    Number of Contract Owners:

As of March 31, 2004 MONY America Variable Account A had 54,363 owners of Qualified Contracts and 29,931 owners of Non-Qualified Contracts.

Item 28.    Indemnification

The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

SECTION 1.    The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

SECTION 2.    The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

(a)  MONY Securities Corporation (“MSC”) is the principal underwriter for MONY Variable Account A, L and S and for MONY America Variable Account L and S.

(b) The following information is furnished with respect to the officers and directors of MSC:

Name and Principal Business Address*	Positions and Offices with MSC	Positions and Offices with Depositor

Steven G. Orluck	Director and Chairman of the Board	Director and Vice President

Phillip P. D’Ambrisi	Director, President and Chief Executive Officer	n/a

Charles P. Leone	Director, Senior Vice President and Chief Compliance Officer	n/a

John M. Purcell	Senior Vice President – Marketing	n/a

Tara L. Eirich	Senior Vice President – Operations	n/a

John C. Norton	Senior Vice President – Compliance	n/a

Timothy Looney	Senior Vice President – Financial Principal	n/a

Chris Adirente	Vice President – Marketing	n/a

Maria Dunn	Vice President – Operations	n/a

James N. Gould	Vice President	n/a

Jeffrey M. Harrison	Vice President – Financial Planning	n/a

Robert L. Sansone	Vice President	n/a

Name and Principal Business Address*	Positions and Offices with MSC	Positions and Offices with Depositor

Steve Saperstein	Vice President – Marketing	n/a

Tamara L. Bronson	Treasurer	n/a

Arthur D. Woods	Secretary	n/a

*	Principal business address is c/o MONY Life Insurance Company, 1740 Broadway, New York, New York 10019.

(c)  No commissions or other compensation was received by the principal underwriter, directly or indirectly, from MONY America Variable Account A during fiscal year 2000.

Item 30.    Location of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its principal offices at 1740 Broadway, New York, New York 10019 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

Item 31.    Management Services

Not applicable.

Item 32.    Undertakings

(a)  Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS RELATING TO SECTION 26 OF

THE INVESTMENT COMPANY ACT OF 1940

Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, MONY America Variable Account A and MONY Life Insurance Company of America certify that they meet the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and have duly caused Post-Effective Amendment No. 6 to this Registration Statement to be signed on their behalf by the undersigned thereunto duly authorized, in the City of New York and the State of New York, on this 3rd day of May, 2004.

MONY AMERICA VARIABLE ACCOUNT A

(Registrant)

*

By:

Michael I. Roth, Director, Chairman of

the Board, and Chief Executive Officer of MONY Life Insurance Company of America

MONY Life Insurance Company of America

(Depositor)

*

By:

Michael I. Roth, Director, Chairman of

the Board, and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on May 3, 2004.

Signature	Title

* Michael I. Roth	Director, Chairman of the Board and Chief Executive Officer

* Samuel J. Foti	Director, President, and Chief Operating Officer

* Kenneth M. Levine	Director and Executive Vice President

* Richard Daddario	Director, Vice President and Controller

* Larry Cohen	Vice President, Controller and Chief Accounting Officer

* Michael Slipowitz	Director, Vice President and Actuary

* Jay M. Cohen	Director, Vice President-Chief Compliance Officer

* Sam Chiodo	Director and Vice President-Corporate & Strategic Marketing

* Margaret G. Gale	Director and Vice President

* Steven G. Orluck	Director and Vice President

* Evelyn L. Peos	Director and Vice President

* Richard E. Connors	Director and Vice President

/s/ DAVID S. WALDMAN *By: David S. Waldman, Attorney-in-Fact Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit No.	Description

(3) (a)	Underwriting Agreement among MONY Life Insurance Company, MONY Securities Corporation and MONY Series Fund, Inc.

(3) (b)	Form of MONY Securities Corporation Broker-Dealer Supervisory and Sales Agreement

(3) (c)	Form of MONY Partners Broker-Dealer (Commission) Schedule

(6) (a)	Articles of Incorporation of MONY Life Insurance Company of America

(6) (b)	By-Laws of MONY Life Insurance Company of America

(6) (c)	Action by Written Consent amending By-Laws of MONY Life Insurance Company of America

(8) (a)(i)	Form of amendment to The Alger American Fund Fund Participation Agreement

(8) (c)(i)	Form of amendment to INVESCO Variable Insurance Funds, Inc. Participation Agreement

(8) (d)(i)	Form of amendment to Janus Aspen Series Fund Participation Agreement

(8) (f)(i)	Form of Amendment No. 3 to MFS Variable Insurance Trust Participation Agreement

(8) (g)(i)	Form of Amendment No. 2 to PBHG Insurance Series Fund Fund Participation Agreement

(8) (i)(i)	Form of amendment to The Universal Institutional Funds, Inc. Participation Agreement

(8) (j)(i)	Form of Amendment No. 1 to AIM Variable Insurance Funds Participation Agreement

(8) (k)(i)	Form of amendment to Franklin Templeton Variable Insurance Products Trust Participation Agreement

(8) (l)(i)	Form of Amendment 1 to Oppenheimer Variable Account Funds Participation Agreement

(8) (n)	Form of ProFunds Participation Agreement

(8) (n)(i)	Form of amendment to ProFunds Participation Agreement

(9)	Opinion and consent of David S. Waldman

(10) (a)	Consent of PricewaterhouseCoopers LLP

(10) (e)	Power of Attorney for Larry Cohen

(10) (f)	Power of Attorney for Sam Chiodo

(10) (g)	Opinion and consent of Robert Levy

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